As filed with the Securities and Exchange Commission on April 28, 2006
                                                             File No. 333-121135
                                                              File No. 811-09337

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-6

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933   [ ]

                        Pre-Effective Amendment No.                     [ ]

                      Post-Effective Amendment No. 1                    [X]

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                             Amendment No. 20                           [X]

               Columbus Life Insurance Company Separate Account 1
                           (Exact Name of Registrant)

                         Columbus Life Insurance Company
                               (Name of Depositor)

                             400 East Fourth Street
                             Cincinnati, Ohio 45202
          (Complete Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: 1-800-677-9595

                                                       Please send copies of all
                                                           communications to:

            DONALD J. WUEBBLING, ESQ.                     ELISABETH DAHL, ESQ.
         Columbus Life Insurance Company                         M.S. 32
             400 East Fourth Street                           400 Broadway
             Cincinnati, Ohio 45202                      Cincinnati, Ohio 45202
     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on May 1, 2006 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on __________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      An Indefinite Amount of Interests in
            Columbus Life Insurance Company Separate Account 1 Under
                  Pinnacle II Variable Universal Life Policies
                     (Title of Securities Being Registered)

                       PINNACLE II VARIABLE UNIVERSAL LIFE



Columbus Life Insurance Company                                       Prospectus


Separate Account 1                                                   May 1, 2006




This prospectus describes the Pinnacle II Variable Universal Life flexible premium insurance policies and the investment options available to policy owners. It contains information you should know before purchasing a policy and selecting investment options. Please read this prospectus carefully and keep it for future reference.

Columbus Life Insurance Company issues the policies.

The policies may not be available in all states. In addition, policy provisions may vary slightly from state to state according to state law. Please read your policy carefully when you receive it. This prospectus is not part of the insurance policy. The insurance policy will be our contract with you.

Description of benefits in this prospectus depend on the policy being in force. It is your responsibility to pay enough premium to keep the policy in force.






Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the policies or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This policy is not a deposit or obligation of any bank. No bank has guaranteed or endorsed the policy. The policy is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Share Insurance Fund or any other government agency.

Investments in variable life insurance policies involve investment risk, including possible loss of principal and earnings.

The policy is a flexible premium variable universal life insurance policy. The amount or duration of the death benefit may be variable or fixed under specified conditions and may increase or decrease. The cash value of the policy may increase or decrease in accordance with the experience of the separate account. You could lose your entire investment, depending on the performance of the investment options. If this occurs and a no-lapse guarantee is not in effect, there could be no death benefit absent additional payments made to keep the policy in force. (MA)


The purpose of this variable life insurance policy is to provide insurance protection for the beneficiary named therein.

No claim is made that this variable life insurance policy is in any way similar or comparable to a systematic investment plan of a mutual fund. (GA)

                                TABLE OF CONTENTS

RISK/BENEFIT SUMMARY...........................................................5
   Policy Benefits.............................................................5
   Policy Risks................................................................6
   Fund Company Risks..........................................................6
   Fee Tables..................................................................7

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS..........11
   Columbus Life Insurance Company............................................11
   Columbus Life Insurance Company Separate Account 1.........................11
   Notice Regarding Producer Compensation.....................................11
   Sub-Account Investment Options.............................................12
   Voting Rights..............................................................15
   Fixed Account..............................................................15

POLICY CHARGES................................................................16
   Premium Expense Charge.....................................................16
   State Tax Charge...........................................................17
   Cost of Insurance Charge...................................................17
   Per $1,000 Charge..........................................................18
   Per Policy Charge..........................................................19
   Mortality and Expense Risk Charge..........................................19
   Rider Charges..............................................................19
   Surrender Charge...........................................................20
   Transfer Fee...............................................................21
   Withdrawal Fee.............................................................21
   Administrative Fee.........................................................21

GENERAL DESCRIPTION OF THE POLICIES...........................................22
   Who Can Purchase a Policy..................................................22
   Allocation of Net Premiums and Transfers Among Investment Options..........22
   Market Timing..............................................................24
   Dollar Cost Averaging Program..............................................25
   Automatic Rebalancing Program..............................................25
   Rider Benefits.............................................................26
   Conversion.................................................................30
   Policy Changes.............................................................30
   Assignment of Policy.......................................................31
   Contestability.............................................................31

PREMIUMS......................................................................32
   Premium Payments...........................................................32
   Planned Premium............................................................32
   Net Premium................................................................33
   Target Premium.............................................................33
   Term No-Lapse Guarantee Premium............................................33

DEATH BENEFIT.................................................................34
   Death Benefit..............................................................34
   Table Of Death Benefit Factors And Example Of Death Benefit Calculation....35
   Suicide Exclusion..........................................................36
   Aviation Exclusion.........................................................36
   Effective Date of Coverage and Temporary Insurance.........................36
   Changes to Coverage........................................................37
   Extended Coverage Period...................................................37
   Payment Options............................................................38

POLICY VALUES AND VALUATION...................................................39
   Account Value..............................................................39
   Net Cash Surrender Value...................................................39
   Valuation of the Sub-Accounts..............................................39

SURRENDER AND PARTIAL WITHDRAWALS.............................................41
   Surrender..................................................................41
   Partial Withdrawals........................................................41
   Canceling the Policy Without Penalty.......................................41
   Delay in Payment...........................................................42

LOANS.........................................................................43

LAPSE AND REINSTATEMENT.......................................................44

TAXES.........................................................................45
   Tax Status of Policy.......................................................45
   Modified Endowment Contract................................................45
   Tax Consequences of Withdrawals and Loans..................................46
   Accelerated Death Benefits.................................................46
   Extended Coverage..........................................................47
   Tax Consequences on Insured's Death........................................47
   Death of Owner Who is Not the Insured......................................47
   Transfers..................................................................47
   Federal Estate and Gift Tax................................................47
   Corporate and Qualified Retirement Plan Ownership..........................48
   Withholding................................................................48

LEGAL PROCEEDINGS.............................................................49

FINANCIAL STATEMENTS..........................................................49

TERMINOLOGY INDEX.............................................................50

STATEMENT OF ADDITIONAL INFORMATION...........................................52

PERSONALIZED ILLUSTRATION.....................................................52

CONTACT US....................................................................52

RISK/BENEFIT SUMMARY

Policy Benefits

The policy provides life insurance coverage on the life of one insured person until the insured's age 100, so long as you do not surrender the policy or allow it to lapse. The death benefit is payable on the death of the insured. You have a choice of two death benefit options. The face amount option is less costly and allows you to focus on building a higher cash value. The face amount plus account value option allows you to focus on building a higher death benefit, but because it is more costly, your cash value will be less than under the face amount option. With either option, the death benefit will not be less than the "corridor" death benefit amount required by federal tax law. See the Death Benefit section of this prospectus.

Because this is a variable policy, you will invest the cash value of the policy in the available underlying funds. A fixed account option, guaranteed by Columbus Life, is also available. See the Sub-Account Investment Options and Fixed Account sections of this prospectus. You will have access to the cash value of the policy through withdrawals and loans, subject to certain restrictions. See the Surrender, Partial Withdrawals, and Loans sections of this prospectus.

The base policy includes a no-lapse guarantee which assures that your policy will not lapse during the first five policy years so long as you pay a minimum amount of premium that we specify. Policy years are years measured from the date we issue the policy. See the Term No-Lapse Guarantee Premium section of this prospectus. In addition, if your policy is in force, and not in a grace period, on the policy anniversary when the insured is age 100, your policy will continue with a death benefit equal to the greater of the face amount and the cash surrender value, less indebtedness, until you surrender it or until the death of the insured. A policy anniversary is a yearly anniversary of the date we issue the policy. See the Extended Coverage section of this prospectus.

Additional benefits may be available by rider. See the Riders section of this prospectus.

You have a right to examine the policy when you receive it. If you are not satisfied, in most states, you may return the policy to us or to one of our agents within 30 days without incurring any charges. You will bear the risk of investment gain or loss during this period. In some states, if you wish to cancel the policy without incurring any charges, you must return it within 10 days, and we will refund the premium paid to you. See the Canceling the Policy Without Penalty section of this prospectus.

Policy Risks

There are risks of investing in a variable universal life policy. You bear the risk that the investment options you select will not perform well. In other words, you bear the entire risk of loss of principal and earnings on amounts invested in the sub-accounts. And, if your policy does not perform well you may have to make higher than planned premium payments to cover the monthly policy charges. If you do not pay enough premium, you bear the risk that your policy will lapse. See the Lapse and Reinstatement section of this prospectus.

Variable universal life is not suitable as a short-term savings vehicle. Successful investment in the sub-accounts may depend on long-term investing. See the Investment Options section of this prospectus. In addition, a surrender charge applies if the policy terminates during the first twelve policy years, or within twelve years of an increase in face amount. See the Surrender Charge section of this prospectus.

Although you have access to the cash value of the policy through withdrawals, you may not withdraw an amount of cash that would cause the face amount of the policy to fall below $100,000. This situation could occur if the withdrawal would cause a change in the net amount at risk of the policy. See the Partial Withdrawals section of this prospectus.

There is a possibility of adverse tax consequences. A policy could fail to qualify as life insurance if coverage extends beyond the insured's age 100, or if excessive premiums are paid into the policy. We monitor premium payments and will generally reject any premium that would cause a policy to fail to qualify as life insurance. Alternatively, your policy could be treated as a "modified endowment contract". Withdrawals and loans are generally subject to income tax (to the extent of the gain in the contract) if the policy is a modified endowment contract, and a 10% federal tax penalty may apply to distributions, including loans. We will notify you if your policy has become a modified endowment contract. See the Taxes section of this prospectus. You should consult a qualified tax advisor about the tax consequences of owning a policy.

Fund Company Risks

A comprehensive discussion of the risks of investing in each fund is included in the fund company prospectuses. Some funds involve more risk than other funds. Please discuss these risks with your registered representative.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you make premium payments, make withdrawals or surrender the policy, or transfer cash value between investment options.

----------------------------------------------------------------------------------------------------
                                Transaction Fees
----------------------------------------------------------------------------------------------------
Charge                     When Charge is Deducted  Maximum Charge          Current Charge
-------------------------- ------------------------ ----------------------- ------------------------
Premium Expense Charge*    Receipt of premium       7.50% of each premium   6.50% of each premium
-------------------------- ------------------------ ----------------------- ------------------------
State Tax Charge**         Receipt of premium       3.50% of each premium   1.40% to 3.50% of each
                                                                            premium
-------------------------- ------------------------ ----------------------- ------------------------
Surrender Charge***        Full surrender or        $45.00 per $1,000 of    $45.00 per $1,000 of
                           lapse during first 12    initial face amount     initial face amount or
                           policy years or within   or increase amount      increase amount
                           12 years of an increase
                           in face amount
-------------------------- ------------------------ ----------------------- ------------------------
Withdrawal Fee             Each withdrawal after    $50 per withdrawal      $50 per withdrawal
                           the first in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Transfer Fee               Each transfer from a     $10 per transfer        $10 per transfer
                           sub-account after the
                           twelfth in a policy
                           year
-------------------------- ------------------------ ----------------------- ------------------------
Administrative Fee         Each request under the   $150 per request        $150 per request
                           Accelerated Death
                           Benefit Rider, and
                           Accelerated Death
                           Benefit Plus Rider
-------------------------- ------------------------ ----------------------- ------------------------
Net Interest Rate for      Accrues on outstanding   1% per annum of         1% per annum of
Policy Loans****           indebtedness daily       outstanding             outstanding
                                                    indebtedness            indebtedness
-------------------------- ------------------------ ----------------------- ------------------------

*Rates decline over a period of years and with higher premium payments. See the Premium Expense Charge section of this prospectus.

**We charge the actual state tax charge rate for the state of your residence, as a percent of each premium. See the State Tax Charge section of this prospectus.

***The maximum initial surrender charge for a particular policy varies by individual characteristics. Surrender charges for all policies are level for the first five policy years and then decline over the next seven policy years, and disappear completely in the thirteenth policy year. The new surrender charge that applies to an increase in face amount decreases according to the same schedule. See the Surrender Charge section of this prospectus.

****The net interest rate is the difference between the rate we charge on policy loans and the rate we credit on the loan account. If indebtedness is not repaid, it will be deducted from the account value upon termination of the policy; or, if indebtedness is outstanding at the time of the insured's death, it will be deducted from the death benefit. See the Loans section of this prospectus.

The next two tables describe the fees and expenses that you will pay periodically during the time that you own the policy, not including fund company fees and expenses.

----------------------------------------------------------------------------------------------------
                    Periodic Charges Other Than Fund Company Operating Expenses
                  That DO NOT Depend on Individual Characteristics of the Insured
----------------------------------------------------------------------------------------------------
Charge                     When Charge is Deducted  Maximum Charge          Current Charge
                                                    (on an annual basis)    (on an annual basis)
-------------------------- ------------------------ ----------------------- ------------------------
Per Policy Charge          Monthly                  $108.00 flat fee        $90.00 flat fee
-------------------------- ------------------------ ----------------------- ------------------------
Mortality & Expense Risk   Monthly                  0.90% of variable       0.70% of variable
Charge*                                             account value           account value
-------------------------- ------------------------ ----------------------- ------------------------

* Rates can decline in year 13 and again in year 21 depending on variable account value band. See the Mortality and Expense Risk Charge section of this prospectus.

-----------------------------------------------------------------------------------------------------------
                       Periodic Charges Other Than Fund Company Operating Expenses
                       That DO Depend on Individual Characteristics of the Insured
-----------------------------------------------------------------------------------------------------------
Charge                  When Charge is       Maximum Charge       Minimum Charge*      Annual charge for
                        Deducted             (on an annual        (on an annual        45-year-old male
                                             basis)               basis)               standard
                                                                                       non-tobacco
                                                                                       user
                                                                                       insured**
----------------------- -------------------- -------------------- -------------------- --------------------
Cost of Insurance       Monthly                   $1,000.00              $0.24                $1.70
Charge***
----------------------- --------------------
                                                   per $1,000 of net amount at risk attributable to
                                                                base policy face amount
----------------------- -------------------- -------------------- -------------------- --------------------
Per $1,000 Charge***    Monthly during             $13.50                $1.14                $1.65
                        first twelve
                        policy years and
                        for twelve years
                        after an increase
                        in face amount
----------------------- --------------------
                                                     per $1,000 of initial base policy face amount
-----------------------------------------------------------------------------------------------------------
Optional Rider Charges***
-----------------------------------------------------------------------------------------------------------
   Additional Life      Monthly                   $1,000.00              $0.24                $1.50
   Rider
----------------------- --------------------
                                                   per $1,000 of net amount at risk attributable to
                                                           additional life rider face amount
----------------------- -------------------- -------------------- -------------------- --------------------
   Extended No-Lapse    Monthly                     $0.12                $0.12                $0.12
   Guarantee Rider
----------------------- --------------------
                                              per $1,000 of base policy face amount plus additional life rider face amount
----------------------- -------------------- -------------------- -------------------- --------------------
   Extended Maturity    Monthly (choice of          $4.66                $0.03                $0.04
   Benefit Plus Rider   paying over life
                        of policy or
                        beginning at
                        insured's age 80)
----------------------- --------------------
                                              per $1,000 of base policy face amount plus additional life rider face amount
----------------------- -------------------- --------------------------------------------------------------
   Enhanced Cash        Monthly during              $5.16                $0.24                $1.20
   Value Rider          first policy year
----------------------- --------------------
                                                         per $1,000 of base policy face amount
----------------------- -------------------- -------------------- -------------------- --------------------
   Other Insured Rider  Monthly                    $378.72               $0.84         Charge for a
                                                                                       35-year-old female
                                                                                       standard
                                                                                       non-tobacco user:
                                                                                       $1.32
----------------------- --------------------
                                                      per $1,000 of other insured benefit amount
----------------------- -------------------- -------------------- -------------------- --------------------
   Accidental Death     Monthly                     $2.52                $0.96                $1.20
   Rider
----------------------- --------------------
                                                     per $1,000 of accidental death benefit amount
----------------------- -------------------- -------------------- -------------------- --------------------
   Insured              Monthly                     $2.40                $0.48          $2.40 (at maximum
   Insurability Rider                                                                   issue age of 39)
----------------------- --------------------
                                                   per $1,000 of insured insurability option amount
----------------------- -------------------- -------------------- -------------------- --------------------
   Disability Credit    Monthly                    $178.80              $10.80               $60.00
   Rider
----------------------- --------------------
                                                              per $1,000 of credit amount
----------------------- -------------------- -------------------- -------------------- --------------------
   Children's Term      Monthly                     $5.64                $5.64          $5.64 per family
   Rider
----------------------- --------------------
                                                     per $1,000 of children's term benefit amount
----------------------- -------------------- --------------------------------------------------------------

*Minimum charges shown are for insured(s) that pose the least risk to us, and are for the first policy year only. Most cost of insurance charges increase significantly each year.

**Charge shown is at issue. Most cost of insurance charges increase each year as the insured ages, subject to the maximum charges shown.

***Most cost of insurance charges and per $1,000 charges vary based on individual characteristics. Minimum and maximum charges shown may not be representative of the charges that particular policy owners will pay. Maximum cost of insurance charges for substandard risk classes may be higher than those shown. You may obtain more information from your registered representative about cost of insurance charges and per $1,000 charges that would apply to your policy.

The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the policy. More detail concerning each fund's fees and expenses is included in the prospectus for each fund.

------------------------------------------------------------ --------------- ---------------
Total Annual Fund Operating Expenses                            Minimum         Maximum
(expenses that are deducted from fund assets, including
fees, distribution and/or services fees, and other
expenses)
------------------------------------------------------------ --------------- ---------------
                                                                 0.27%           2.01%
------------------------------------------------------------ --------------- ---------------

The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2005.


If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.27% and 1.70% respectively. There is no expense reimbursement or fee waiver arrangement reflected in the minimum. The expense reimbursement and fee waiver arrangement reflected in the maximum is voluntary and may be terminated at any time.

GENERAL DESCRIPTION OF DEPOSITOR, REGISTRANT, AND INVESTMENT OPTIONS

Columbus Life Insurance Company

The Depositor is Columbus Life Insurance Company (Columbus Life), 400 East Fourth Street, Cincinnati, OH 45202.

Columbus Life Insurance Company Separate Account 1

The Registrant is Columbus Life Insurance Company Separate Account 1 (Separate Account 1). Separate Account 1 holds the investments allocated to the sub-accounts by policy owners. It may also hold assets for the benefit of owners of certain other variable universal life insurance policies that it issues. Separate Account 1 invests the assets of each sub-account in an underlying fund.

Each sub-account buys shares of a fund at net asset value without a sales charge. Each sub-account reinvests dividends and capital gains distributions from a fund in the shares of that fund at net asset value without a sales charge. Each sub-account redeems fund shares attributable to a policy at net asset value to the extent necessary to make payment of death proceeds or other payments under the policy.

The income, gains, and losses credited to, or charged against, Separate Account 1 reflect Separate Account 1's own investment experience and not the investment experience of Columbus Life's other assets. The assets of Separate Account 1 may not be used to pay any liabilities of Columbus Life other than those arising from the policies. Columbus Life is obligated to pay all amounts guaranteed under the policies.


Notice Regarding Producer Compensation

Columbus Life may enter into marketing expense agreements with selected broker-dealers that distribute its products. Marketing expense compensation is intended to reimburse the broker-dealer for expenses incurred in marketing Columbus Life variable universal life insurance products. Marketing expense reimbursement, together with commission payments, will not exceed the maximum commission levels disclosed in the Statement of Additional Information.

Columbus Life may enter into focus sponsor agreements with selected broker-dealers that distribute its products. Focus sponsor fees are intended to defray the broker-dealer's costs of hosting conferences at which Columbus Life variable universal life products are marketed to registered representatives. For example, Columbus Life may contribute to the cost of exhibitor fees, speaker fees, and conference meals.

Payment of these types of producer compensation may create a conflict of interest in the sale of a Columbus Life variable universal life insurance product.

Sub-Account Investment Options

The funds listed on the next two pages are the sub-account investment options under this policy.

The fund advisors and sub-advisors do not guarantee that the funds will meet their investment objectives. More complete information about each fund, including information about its risks, performance and other investment strategies, is included in the prospectus of the fund. You may obtain copies of fund prospectuses from your registered representative, or from us by calling 1-800-677-9595. You may also access fund prospectuses on our website at www.columbuslife.com under "Explore Our Products". Please read each prospectus carefully before you make decisions about your investment options.

A fund may have a name and/or investment objective that is very similar to the name of a publicly available mutual fund managed by the same advisor or sub-advisor. The funds in which the sub-accounts invest are not publicly available and will not have the same performance as those publicly available mutual funds. Different performance will result from differences in various factors that affect the operation of a fund, such as implementation of investment policies, fund expenses and the size of the fund. In addition, the investment return of your policy will be less than the investment return of funds you select because you will pay policy charges.

We may enter into certain arrangements under which Columbus Life or Touchstone Securities, Inc. is reimbursed by the funds' advisors, distributors and/or affiliates for administrative services Columbus Life and Touchstone Securities provide to the funds.

----------------------------------------------------------- ---------------------- ---------------------------------------------
                                                            Type                   Advisor/Sub-Advisor*
--------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------
   AIM V.I. Basic Value Fund - Series II Shares             Large Cap Value
----------------------------------------------------------- ----------------------
                                                                                   A I M Advisors, Inc.
----------------------------------------------------------- ----------------------
   AIM V.I. Capital Appreciation Fund - Series II Shares    Large Cap Growth
----------------------------------------------------------- ----------------------
   AIM V.I. Core Equity Fund - Series II Shares             Large Cap Blend
--------------------------------------------------------------------------------------------------------------------------------
DWS Investments VIT Funds (1)
--------------------------------------------------------------------------------------------------------------------------------
   DWS Equity 500 Index VIP - Class A                       Large Cap Blend        Deutsche Asset Management, Inc.
                                                                                   Sub-Advisor: Northern Trust Investments,
                                                                                   N.A.
----------------------------------------------------------- ----------------------
   DWS Small Cap Index VIP - Class A                        Small Cap Blend
--------------------------------------------------------------------------------------------------------------------------------
DWS Variable Series I (1)
--------------------------------------------------------------------------------------------------------------------------------
   DWS Bond VIP - Class A                                   Fixed Income - Corp    Deutsche Investment Management Americas Inc.
                                                                                   Sub-Advisor: Aberdeen Asset Management, Inc.
                                                                                   Sub-Subadvisor: Aberdeen Asset Management
                                                                                   Investment Services Limited
--------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
--------------------------------------------------------------------------------------------------------------------------------
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2  Large Cap Value      Fidelity Management & Research Company
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2  Flexible Investment
                                                              Strategy
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Growth & Income Portfolio - Service        Large Cap Blend
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Growth Portfolio - Service Class 2         Large Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Asset ManagerSM Portfolio - Service        Balanced
   Class 2
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Balanced Portfolio - Service Class 2       Balanced
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2        Mid Cap Growth
----------------------------------------------------------- ----------------------
   Fidelity(R) VIP Money Market Portfolio - Initial Class     Money Market
--------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Franklin Growth and Income Securities Fund - Class 2     Large Cap Value        Franklin Advisors, Inc..
----------------------------------------------------------- ----------------------
   Franklin Income Securities Fund - Class 2                Balanced
----------------------------------------------------------- ----------------------
   Franklin U.S. Government Fund - Class 2                  Fixed Income - Gov't
----------------------------------------------------------- ----------------------
   Franklin Large Cap Growth Securities Fund - Class 2      Large Cap Growth
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Templeton Foreign Securities Fund - Class 2              International Equity   Templeton Investment Counsel, LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Templeton Growth Securities Fund - Class 2               Global Equity          Templeton Global Advisors Limited
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Mutual Shares Securities Fund - Class 2                  Mid Cap Value          Franklin Mutual Advisers, LLC
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Mid Cap Growth Portfolio - Service Shares    Mid Cap Growth         Janus Capital Management LLC
----------------------------------------------------------- ----------------------
   Janus Aspen Forty Portfolio - Service Shares             Large Cap Growth
----------------------------------------------------------- ----------------------
   Janus Aspen Worldwide Growth Portfolio - Service Shares  Global Equity
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance TrustSM
--------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Capital Opportunities Series - Service Class        Large Cap Blend
                                                                                   Massachusetts Financial Services Company
----------------------------------------------------------- ----------------------
   MFS(R) Emerging Growth Series - Service Class              Large Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R) Mid Cap Growth Series - Service Class               Mid Cap Growth
----------------------------------------------------------- ----------------------
   MFS(R) New Discovery Series - Service Class Small Cap Growth

1 DWS funds were formerly named Scudder.

----------------------------------------------------------- ---------------------- ---------------------------------------------
                                                            Type                   Advisor/Sub-Advisor*
--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer MidCap Fund/VA - Service Class (2)           Mid Cap Growth         OppenheimerFunds, Inc.
----------------------------------------------------------- ----------------------
   Oppenheimer Strategic Bond Fund/VA - Service Class       Multi-Sector Bond
--------------------------------------------------------------------------------------------------------------------------------
(Oppenheimer) Panorama Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
   Oppenheimer International Growth Fund/VA - Service       International Equity   OppenheimerFunds, Inc.
   Class
--------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth and Income Fund - Class IB              Large Cap Value
----------------------------------------------------------- ----------------------
   Putnam VT International Equity Fund - Class IB           International Equity
----------------------------------------------------------- ----------------------
   Putnam VT New Opportunities Fund - Class IB              Large Cap Growth       Putnam Investment Management, LLC
----------------------------------------------------------- ----------------------
   Putnam VT Small Cap Value Fund - Class IB                Small Cap Value
----------------------------------------------------------- ----------------------
   Putnam VT Voyager Fund - Class IB                        Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
Touchstone Variable Series Trust*
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Baron Small Cap Fund                          Small Cap Growth       BAMCO, Inc.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Mid Cap Growth Fund (3)                       Mid Cap Growth         TCW Investment Management Company;
                                                                                   Westfield Capital Management Company, LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Third Avenue Value Fund                       All Cap Value          Third Avenue Management LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Eagle Capital Appreciation Fund               Large Cap Growth       Eagle Asset Management, Inc.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Enhanced Dividend 30 Fund                     Large Cap Blend        Todd Investment Advisors, Inc.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Value Plus Fund                               Large Cap Value        Fort Washington Investment Advisors, Inc.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Growth & Income Fund                          Large Cap Value        Deutsche Investment Management Americas
                                                                                   Inc.
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone Balanced Fund                                 Balanced               Oppenheimer Capital LLC
----------------------------------------------------------- ---------------------- ---------------------------------------------
   Touchstone High Yield Fund                               Fixed Income - Hi      Fort Washington Investment Advisors, Inc.
                                                            Yield
----------------------------------------------------------- ----------------------
   Touchstone Core Bond Fund                                Fixed Income - Corp
----------------------------------------------------------- ----------------------
   Touchstone Money Market Fund                             Money Market
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
--------------------------------------------------------------------------------------------------------------------------------
   Van Kampen LIT Comstock Portfolio - Class II             Large Cap Value
                                                                                   Van Kampen Asset Management
----------------------------------------------------------- ----------------------
   Van Kampen LIT Emerging Growth Portfolio - Class II      Large Cap Growth
--------------------------------------------------------------------------------------------------------------------------------
(Van Kampen) The Universal Institutional Funds, Inc.
--------------------------------------------------------------------------------------------------------------------------------
   Van Kampen UIF Emerging Markets Equity Portfolio -       International Equity   Morgan Stanley Investment Management Inc.,
   Class II                                                                        dba Van Kampen
----------------------------------------------------------- ---------------------- ---------------------------------------------

2 Formerly Oppenheimer Aggressive Growth Fund/VA - Service Class.
3 Formerly Touchstone Emerging Growth Fund.

*The advisor listed for each of the Touchstone Variable Series Trust funds is a sub-advisor to Touchstone Advisors, Inc.


Touchstone Advisors, Inc., Todd Investment Advisors, Inc., and Fort Washington Investment Advisors, Inc. are affiliates of Columbus Life. Touchstone Variable Series Trust is also an affiliate of Columbus Life.

Voting Rights

Separate Account 1 is entitled to vote the fund shares it holds at any meeting of shareholders of the funds. If you had an interest in a sub-account on the record date for a shareholder vote, we will ask you for voting instructions. We will vote the number of fund shares represented by your interest in the sub-account according to your instructions.

If we do not receive voting instructions from you, we will vote the shares for which you are entitled to provide instructions in the same proportion as the voting instructions received from policy owners who provide instructions. If Columbus Life itself is entitled to vote at the shareholders meeting, it will vote its shares in the same manner.

We may disregard voting instructions to the extent permitted or required by law. If we disregard the voting instructions we receive, we will include a summary of our actions in our next report to you.

Fixed Account

The fixed account is an investment option under the policy.

Amounts allocated to the fixed account will earn a fixed rate of interest. We guarantee that this interest rate will never be less than an effective annual rate of at least 3%. We may, but are not required to, credit interest in excess of this rate.

Amounts allocated to the fixed account become part of Columbus Life's general account assets. The general account contains all of Columbus Life's assets other than those in Columbus Life separate accounts. General account assets support Columbus Life's annuity and insurance obligations and are subject to the general liabilities of Columbus Life.

POLICY CHARGES

We assess charges to support the operation of your policy and Separate Account
1. We deduct some charges from your premium payments and others from your account value. When we deduct charges from your account value, we deduct them pro rata from the sub-accounts and fixed account in which your account value is invested unless you have instructed us to deduct these charges from a specific sub-account or the fixed account. The purpose of a charge is explained in the description of each charge below. We pay the state tax charge to the state of your residence. We pay federal taxes due to the Internal Revenue Service. We pay distribution expenses to Touchstone Securities, Inc. and other broker-dealers. We retain charges that pay for administrative expenses to offset our internal and external operating costs associated with the policies. We retain charges that compensate us for risks we assume under the policies.

In addition, the funds pay management fees and expenses, and in some cases distribution fees, which are deducted from fund assets. These charges to the funds are reflected in the daily net asset values of the funds and in the sub-account accumulation unit values. Fund company fees and expenses are described in more detail in the fund prospectuses. Fund distribution fees are paid to Columbus Life and other insurance companies or their distributors.

                                 Premium Charges

Premium Expense Charge

The premium expense charge partially covers our distribution expenses and federal taxes associated with the policy. We deduct the premium expense charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the premium expense charge is determined by multiplying the applicable premium expense charge rate(s) by the premium (or proportionate part thereof). When there have been increases in face amount, we allocate a premium payment among the layers of face amount in proportion to the target premium for each layer.

---------------------------------------------------    ------------------------------------------------
       Current Premium Expense Charge Rates                 Maximum Premium Expense Charge Rates
---------------------------------------------------    ------------------------------------------------
Years Layer                          For Premium       Years Layer                       For Premium
  of Face          For Premium      Received in a         of Face      For Premium      Received in a
   Amount         Received in a    Year In Excess      Amount Has     Received in a    Year In Excess
 Has Been in       Year Up to            of              Been in        Year Up to           of
    Effect       Target Premium    Target Premium         Effect      Target Premium   Target Premium
     1-12               6.50%            3.25%             1-12              7.50%             4.25%
      13+               2.50%            1.75%             13+               3.50%             2.75%
---------------- ---------------- -----------------    ------------- ----------------- ----------------

At our option, we may charge rates different than the current rates shown above. However, the premium expense charge rates are guaranteed to be no more than the maximum rates shown above.

State Tax Charge

The state tax charge covers state taxes on insurance premiums, which are estimated to range from 1.4% to 3.50%. We will deduct the state tax charge from each premium payment that we receive from you before we allocate the net premium to your investment options. The amount of the state tax charge is determined by multiplying the state tax charge rate for your state times the premium.

                             Monthly Policy Charges

We deduct monthly policy charges on each monthly anniversary day. A monthly anniversary day is the day we issue the policy and each monthly anniversary of that date. Monthly policy charges are deducted from your account value.

Cost of Insurance Charge

The cost of insurance charge compensates us for the insurance risk we assume under the base policy. The amount of the cost of insurance charge is determined by multiplying the current cost of insurance charge rate times the net amount at risk for the policy on the monthly anniversary day.

The net amount at risk for the policy is the amount of the death benefit for which we are at risk. The net amount at risk on any monthly anniversary day is equal to:

      (a)   The death benefit plus indebtedness, divided by 1.0024663; minus

      (b) The account value after deduction of monthly policy charges, other than the cost of insurance charge, on that monthly anniversary day.

The maximum guaranteed cost of insurance charge rates depend on the age, sex and risk class of the insured as of the date we issue the policy. The maximum rate is different for each policy year. Generally, the maximum rate increases each year over the life of a policy due to the increasing age of the insured. The maximum rates for your policy are shown in your policy. The maximum monthly rate for any policy is $83.333333 per $1,000 of net amount at risk. We may change these maximum rates if your policy terminates and is later reinstated. We may charge current cost of insurance rates that are less than the maximum rates shown in your policy. Our current rates may be lower for higher face amounts. In addition, your overall cost of insurance charges will be lower if a portion of your death benefit is provided under the Additional Life Rider (also known as Supplemental Coverage Rider or SCR).

Per $1,000 Charge

The per $1,000 charge partially compensates us for issuing and distributing the policy. The amount of the per $1,000 charge is determined by multiplying the per $1,000 charge rate times the face amount or increase in face amount. The per $1,000 charge applies for the first twelve policy years. If you request an increase in face amount, a new per $1,000 charge rate will apply to the face increase for twelve years following the increase. If the face amount is increased due to a death benefit option change, or decreased for any reason, we will continue to calculate the per $1,000 charge as if the increase or decrease had not occurred.

The per $1,000 charge rates depend on the age, sex and risk class of the insured as of the date we issue the policy or the date of an increase in face amount. The maximum monthly per $1,000 charge rate we may charge is $1.12501 per $1,000 of initial base policy face amount. The per $1,000 charge rate(s) for your policy will be shown in your policy.

This charge does not apply to additional life rider specified amount.

Per Policy Charge

The per policy charge partially compensates us for administering the policy. The maximum per policy charge is $9.00 per month. The current per policy charge is $7.50 per month. The per policy charge is the same for all policies. At our option, we may change the current per policy charge but we will not charge more than the maximum per policy charge.

Mortality and Expense Risk Charge

The mortality and expense risk charge partially compensates us for assuming the mortality risk and the expense risk associated with the policy. We assume a mortality risk that the insured will not live as long as we expect and therefore the amount of the death benefit we pay under the policy will be greater than we expect. We take an expense risk that the costs of issuing and administering the policy will be greater than we expect. The amount of the mortality and expense risk charge is determined by multiplying the current applicable mortality and expense risk charge rate(s) from the table below (expressed as a monthly rate) times the applicable band(s) of variable account value on the monthly anniversary day. The variable account value is the value of your investment in the sub-accounts.

------------ ------------------------ ------------------------------ -------------------------------
Policy Year  Variable Account Value   Current Annual Mortality and    Maximum Annual Mortality and
                      Band              Expense Risk Charge Rate        Expense Risk Charge Rate
  1 - 12           All Amounts                    0.70%                          0.90%

   13 +            0 - $25,000                    0.70%                          0.90%
                $25,001 - $50,000                 0.45%                          0.65%
               $50,001 - $250,000                 0.20%                          0.40%
                   $250,001 +                     0.10%                          0.30%

   21 +            0 - $25,000                    0.50%                          0.90%
                $25,001 - $50,000                 0.25%                          0.65%
               $50,001 - $250,000                 0.00%                          0.40%
                   $250,001 +                     0.00%                          0.30%
------------ ------------------------ ------------------------------ -------------------------------

At our option, we may charge rates different than the current rates shown. However, the mortality and expense risk charge rates are guaranteed to be no more than the maximum rates shown.

Rider Charges

For any optional rider you add to your policy, there will be a cost of insurance charge. The rider charge will be determined on each monthly anniversary day that the charge applies. The rider charge rates will be shown in your policy. See the Rider Benefits section of this prospectus.

                               Transaction Charges

Surrender Charge

The surrender charge partially compensates us for issuing and distributing the policy. During the first 12 policy years a surrender charge will be deducted from your account value if your policy is surrendered in full or terminates when a grace period ends without sufficient premium or loan repayment being paid to keep the policy in force. If you request an increase in face amount, a new surrender charge will apply for twelve years following the increase. Surrender charges vary depending on age and risk class of the insured when the policy is issued or on the date of an increase. Surrender charge amounts are determined when we issue the policy or increase the face amount and do not change even if there are other policy changes, such as decreases.

The maximum surrender charges for any policy (shown as a percentage of initial annual target premium for the base policy) are shown in the table below. The maximum target premium for any policy is $44.50 per $1,000 of face amount.

---------------------------- ----------- ----------- ------------ ----------- ----------- ------------
Policy Year (or year from        1           2            3           4           5            6
date of increase)
---------------------------- ----------- ----------- ------------ ----------- ----------- ------------
Maximum Surrender Charge
Rate                            90%         90%          90%         90%         90%          89%
---------------------------- ----------- ----------- ------------ ----------- ----------- ------------

---------------------------- ----------- ----------- ------------ ----------- ----------- ------------
Policy Year (or year from        7           8            9           10          11          12
date of increase)
---------------------------- ----------- ----------- ------------ ----------- ----------- ------------
Maximum Surrender Charge
Rate                            77%         65%          53%         41%        28.75%      13.75%
---------------------------- ----------- ----------- ------------ ----------- ----------- ------------

For older issue ages, the initial surrender charge would be less than 90% of target premium. The surrender charge remains at the initial level during the first five policy years. During policy years six through ten, the surrender charge reduces uniformly each month, reaching 1/3 of its initial value by the end of the tenth policy year. During policy years 11 and 12, it decreases at an accelerated rate and disappears by the end of year 12. A surrender charge applicable to an increase will decrease according to the same schedule. Your policy will show the surrender charge amounts, in dollars, that we would charge if you surrendered your policy in any month during the first 12 policy years or 12 years from an increase in face amount.

This charge does not apply to additional life rider specified amount.

Transfer Fee

We charge $10 per transfer for each transfer from a sub-account after the twelfth in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

Withdrawal Fee

We charge $50 per withdrawal for each withdrawal after the first in a policy year as partial compensation for our administrative costs. We deduct this fee from your account value.

Administrative Fee

We may charge an administrative fee of up to $150 to process a request under certain riders that are automatically added to your policy. See the Rider Benefits section of this prospectus.

GENERAL DESCRIPTION OF THE POLICIES

The policy is a flexible premium variable universal life insurance policy. It is nonparticipating, which means it does not pay dividends. The policy is a contract between you (the owner or joint owners) and Columbus Life. The owner has all rights under the policy subject to any assignment and to the rights of an irrevocable beneficiary to consent to a change of beneficiary. If there are joint owners, both joint owners must consent in writing to the exercise of any rights under the policy.

The policy provides life insurance coverage on the life of one insured person (the insured). The death benefit is payable on the insured's death to the person or persons you designate (the beneficiary(ies)).

Who Can Purchase a Policy

You can apply for a policy by contacting your insurance agent/financial representative. We will not issue a policy unless the insured meets our underwriting standards. We will also not issue a policy that insures a person who will be over 85 years of age on the date we approve the application.

When we review an application for a policy, we examine certain information bearing on the insurance risk we would undertake in order to provide the requested coverage on the proposed insured's life. Factors bearing on insurance risk include the proposed insured's occupation; avocations; medical history including family medical histories; current health status including height, weight, blood pressure and chronic illness; and other factors such as tobacco usage and driving record. After we evaluate this information, we place the insured in a risk class. The risk classes we currently use are preferred non-tobacco user; preferred tobacco user; standard non-tobacco user; standard tobacco user; and various "substandard" classes involving higher risk. Policy charges that pay for the costs of insurance coverage vary by policy depending on the age, sex and risk class of the insured.

Allocation of Net Premiums and Transfers Among Investment Options

You allocate your net premiums by specifying on your application the percentage of your net premiums you would like to allocate to each investment option. You may change your allocation instructions at any time by notifying us either by telephone or in writing. When we receive a premium payment from you, we allocate the net premium based on the most recent allocation instructions we have received from you.

After the initial premium has been allocated, or after your free look period, if later, you can transfer your account value among the sub-accounts or from the sub-accounts to the fixed account up to 12 times per policy year without charge. Each transfer must be at least $250 or the total value of the sub-account, if less than $250. We will charge you $10 for each additional transfer either among the sub-accounts or from the sub-accounts to the fixed account. You are also permitted to make 1 transfer from the fixed account per policy year. There is no charge for this transfer. The minimum transfer from the fixed account is $250. In the first 4 policy years, you cannot transfer more than 25% of your interest in the fixed account in a policy year.

The above transfer rules do not apply to dollar cost averaging transfers, automatic rebalancing transfers, or automatic transfers from the sub-accounts to satisfy the Extended No-Lapse Guarantee Rider premium test. All transfers requested on the same day will be considered a single transfer for purposes of these rules and transfer fees.

The rules below determine the valuation date on which we process a transaction. (Transactions are always processed at the accumulation unit value determined on the night of the valuation date on which we process the transaction, i.e., the "next-determined value". See the Valuation of the Sub-Accounts section of this prospectus for information about valuation.)

      - If we receive your premium payment or transfer instructions in good order on a valuation date before the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time), we will process the transaction on that valuation date.

      -     If not, we will process the transaction on the next valuation date.

      - Your initial premium payment will be allocated to a money market sub-account on the date we issue the policy (or the date we have received the initial premium and any required amendments to the application). It will be allocated to the investment options you select 15 days after the date it was allocated to a money market sub-account.

In addition, we reserve the right to deposit premium in a money market sub-account for the duration of the free look period if such period exceeds 15 days.

The minimum allocation or transfer to a single investment option is 1% of the amount allocated or transferred. All allocations or transfers to a single investment option must be in whole percentages.

If we accept premium payments for you from an employer or an employer plan, we will apply the premium to your policy according to our allocation rules as of the date we receive it in our office from your employer or employer plan.

Market Timing

Frequent transfers among sub-accounts ("market timing") can disrupt an underlying fund's ability to process transactions. This may disadvantage other policy owners because the underlying funds may incur increased transaction costs that are passed on to other policy owners. Accordingly, Columbus Life has a policy in place with respect to market timing transfers among sub-accounts ("market timing"). Columbus Life will refuse to honor a transfer request made by any means other than ordinary U.S. mail that would result in a transfer into or out of any international or high yield sub-account of the Separate Account within five (5) business days of an opposite requested transfer or automatic rebalancing transfer into or out of the same sub-account. There are no exceptions to this policy. Currently, the Separate Account offers the following international and high yield sub-accounts:

|X|      Templeton Foreign Securities Fund
|X|      Templeton Growth Securities Fund
|X|      Janus Aspen Worldwide Growth Portfolio
|X|      Oppenheimer International Growth Fund/VA
|X|      Putnam International Equity Fund
|X|      Touchstone High Yield Fund
|X|      Van Kampen UIF Emerging Markets Equity Portfolio

Columbus Life believes this is an appropriate market timing policy for the Separate Account in light of contractual restrictions on free transfers (see the Transfers section of this prospectus) and historical transfer activity within the Separate Account. However, Columbus Life's policy may not be effective in deterring all market timers. Specifically, Columbus Life has not adopted a market timing policy for funds that are not international or high yield funds. As a result, market timing could occur in these funds and other policy owners could suffer the effects of market timing. Columbus Life reserves the right to modify its market timing policy on a prospective basis in the event transfer activity within the Separate Account reveals abusive practices that are not prohibited under the current policy.

In addition to the above policy, a policy owner may be considered to be engaged in market timing if an underlying fund detects activity that it deems to be market timing under its own policies and procedures that can be traced back to an individual policy owner. If the underlying fund were to refuse a net trade made by the Separate Account due to an order placed by the individual policy owner, the Separate Account could be required to remove the market timing trade from the net trade and reject the market timing trade. The market timing trade will be canceled and the policy owner will be required to place another order on a subsequent business day (as permitted under Columbus Life's market timing policy) in order to complete the trade.

If a policy owner is found to be engaged in market timing, the Separate Account may, in addition to rejecting a particular transfer, revoke a policy owner's ability to make transfer requests by telephone, fax, or any other electronic means.

Dollar Cost Averaging Program

Dollar cost averaging is a method of investing equal amounts of money at regular intervals by transferring amounts at regular intervals from a sub-account we designate, or from the fixed account, to the sub-accounts you select. Dollar cost averaging allows you to purchase more when prices are low and less when prices are high because you will be investing during both up and down markets. You should also consider your financial ability to maintain a consistent level of investment over time.

You may instruct us to make regular transfers of:

      -     A specific dollar amount

      - A specific percentage of the source account (or a pro rata portion until source of funds is depleted)

      -     Earnings in the source account

You select the number (or duration), frequency and timing of your transfers, subject to the following rules:

      - Dollar cost averaging transfers must continue for at least 12 months;

      -     Each transfer must be at least $100; and

      - The allocation to each sub-account must be at least 1% of the transfer amount.

We currently do not charge a fee for this service. However, we may charge a fee in the future for dollar cost averaging transfers.

Dollar cost averaging transfers will stop if we complete the number of transfers you requested, you ask us to stop after using the program for 12 months, you do not have enough money in your account to complete the transfer, or we discontinue the program, where permitted by law. If we discontinue the program, we will complete the transfers you previously requested.

Automatic Rebalancing Program

Automatic rebalancing of assets among sub-accounts and the fixed account maintains your desired asset allocation by resetting the account balances to your desired allocations on a quarterly, semi-annual or annual basis. This discipline has the effect of transferring money from accounts that have earned more to those that have not performed as well, thus "buying lower, selling higher," and ensures that your overall allocation remains consistent with your personal investment strategy. Automatic rebalancing may not be available if dollar cost averaging is in place.

We currently do not charge a fee for this service. However, we may charge a fee in the future for automatic rebalancing transfers.

Rider Benefits

Certain riders are automatically issued with your policy, subject to certain issue age limits and underwriting requirements. There is no additional cost of insurance charge for these riders. These riders are:

      o The Accelerated Death Benefit Rider, or the Accelerated Death Benefit Plus Rider, if approved in your state. This rider gives you access to a portion of the death benefit of the policy in the form of an advance after the insured has been diagnosed with a terminal illness, or under the Accelerated Death Benefit Plus Rider, after the insured has been diagnosed with a terminal illness or critical illness, or has been confined to a nursing home. Specific rider terms and conditions apply, and may vary by state. Interest will be charged on the amount of the advance, and we may charge an administrative fee not to exceed $150 per advance to process an advance.

      o The Change of Insured Rider, for business-owned policies. This rider permits the business owner to apply to replace the insured under the policy with a new insured. A change of insured is subject to underwriting requirements. A change of insured will be treated as a surrender in full of the policy for tax purposes, which may result in taxable income.

There are a number of optional insurance benefits that may be available to you by rider for an additional cost. The availability of these riders may be limited by issue age and underwriting requirements. These riders are:

      o The Additional Life Rider (also known as Supplemental Coverage Rider or SCR). This rider provides additional permanent insurance coverage (the "additional life rider face amount") on the life of the insured, at a lower cost than the coverage provided under the base policy. The additional life rider face amount will be added to the face amount of the base policy in determining the death benefit for any reason other than for the acceleration of the death benefit. The coverage under this rider will be included in the net amount at risk for the policy and will be charged a monthly cost of insurance charge. The current monthly cost of insurance charge rates for the portion of the net amount at risk that is attributable to this rider will usually be lower than the current monthly cost of insurance charge rates we charge for the base policy coverage. (We guarantee the rates will never exceed the guaranteed maximum monthly cost of insurance charge rates shown in your policy.)

      o The Extended No-Lapse Guarantee Rider. This rider provides a no-lapse guarantee that begins when the term no-lapse guarantee provision under the policy ends. You select a guarantee period that ends either 1) on the day before the policy anniversary on which the insured is age 100, or 2) on the earlier of the 30th policy anniversary, or the day before the policy anniversary on which the insured is age 75. This no-lapse guarantee will have a different minimum monthly premium than the term no-lapse guarantee under the policy. When we begin testing under this rider, the minimum premium test will apply from the date we issued the policy, and only amounts allocated to the fixed account plus certain policy charges ("Qualifying NLG Amounts") count toward the premium test. In applying the premium test, we compare the sum of the minimum monthly premiums that should have been paid, accrued at 5.5% interest from the date each payment was due, to the sum of Qualifying NLG Amounts paid, less any withdrawals from the fixed account (including withdrawal fees) and less any amounts transferred out of the fixed account, accrued at 5.5% interest. Qualifying NLG Amounts are:

                  (1)   net premium allocated to the fixed account;

                  (2) amounts transferred from the sub-accounts to the fixed account;

                  (3) the sum of all premium expense charges and all state tax charges deducted from premiums paid; and

                  (4) the sum of all monthly policy charges deducted from the variable account value.

      You may make an election in the application for the policy to automatically transfer sufficient value from the variable account to the fixed account on each monthly anniversary day to assure the no-lapse guarantee premium test is satisfied on each monthly anniversary day. You may also make an election to start these automatic transfers any time after the policy date. If you elect to start automatic transfers after the policy date and you need to "catch up" your Qualifying NLG Amounts, the amount of the first transfer following the election could be significantly greater than the monthly extended no-lapse guarantee premium for your policy.

      You may have to pay more premium to meet the rider no-lapse guarantee minimum premium test than to meet the term no-lapse guarantee minimum premium test under the policy. The monthly cost for this rider will be $0.01 per $1,000 of face amount (plus any additional life rider face amount), due on each monthly anniversary day beginning when the term no-lapse guarantee under the policy ends and continuing to the expiration of the rider no-lapse guarantee period.

      o The Extended Maturity Benefit Plus Rider. This rider replaces the extended coverage provision in the policy. If the policy is in force, and not in a grace period, on the policy anniversary on which the insured is age 100, the policy will continue and the amount of the death benefit will be equal to death benefit option 2. If you had selected death benefit option 1, we will not change the face amount when we change the death benefit to option 2. The other restrictions described in the Extended Coverage Period section of this prospectus apply during the extended coverage period under the rider. The charge for this rider is due on each monthly anniversary day, or if you choose, on each monthly anniversary day beginning with the policy anniversary on which the insured is age 80. If you defer the costs you will generally pay a higher monthly charge. The maximum monthly cost for the rider is $0.3885 per $1,000 of face amount (plus any additional life rider face amount).

      o The Enhanced Cash Value Rider. This rider provides enhanced cash values in the first four policy years by reducing the base policy surrender charges in those years. The lower surrender charges apply only to the initial specified amount. Regular base policy surrender charges would apply to any increase. The benefit of this rider is an accounting benefit for business owned policies that are permitted to deduct premium only to the extent of the policy's cash value. The charge for this rider is due on each monthly anniversary day during the first policy year. The maximum monthly cost for the rider is $0.43 per $1,000 of base policy face amount. If the rider is in place, the maximum surrender charges for the initial face amount for the first four policy years (shown as a percentage of initial annual target premium for the base policy) are shown in the table below. The maximum target premium for any policy is $44.50 per $1,000 of face amount.

---------------------------- ----------- ----------- ------------ -----------
Policy Year                      1           2            3           4
---------------------------- ----------- ----------- ------------ -----------
Maximum Surrender Charge
Rate                             0%        22.5%         45%        77.5%
---------------------------- ----------- ----------- ------------ -----------

      o The Other Insured Rider. This rider allows you to purchase term insurance on the life of an other insured for a cost of insurance charge that depends on the age, sex and risk class of the other insured on the date the coverage is purchased. Multiple other insureds may be covered under the rider. Other insured coverage terminates on the day before the policy anniversary on which the other insured is age 95. The rider includes a conversion privilege that is exercisable up to the earliest of: 1) the day before the policy anniversary on which the other insured is age 85; 2) 60 days after the death of the insured under the policy; or 3) 60 days after the policy anniversary on which the insured is age 100. This rider has a target premium associated with it. The maximum monthly cost of insurance charge rate is $31.56 per $1,000 of the other insured benefit amount for a standard male tobacco user. The rate would be higher for a substandard rating.

      o The Accidental Death Benefit Rider. This rider provides additional death benefit coverage if death of the insured is by accidental means. The accidental death benefit coverage is doubled if death occurs while the insured is a passenger on a public conveyance or on a school bus. In most states, the accidental death benefit is doubled if the accidental death of the insured is directly caused by an intoxicated driver's operation of a vehicle in which the insured is not a passenger. In most states, no accidental death benefit is payable if the insured's death results from his or her own actions (including operation of a vehicle) while intoxicated. Coverage expires on the policy anniversary on which the insured is age 70. The maximum monthly cost of insurance charge rate is $0.21 per $1,000 of accidental death benefit amount.

      o The Children's Term Rider. This rider provides term life insurance coverage for eligible children age 15 days to 17 years old. Coverage expires when a child reaches age 23. The rider terminates on the policy anniversary on which the insured is (or would have been) age
            65. If the insured dies before the rider terminates, the children's coverage will be paid-up to the expiration date for each insured child. Coverage may be converted to permanent life insurance any time prior to a child's 23rd birthday. The maximum monthly cost of insurance charge rate is $0.47 per $1,000 of children's term benefit amount per family, regardless of the ages or number of children.

      o The Disability Credit Rider. This rider allows an insured to specify a premium amount to be credited to the policy by us in the event of the insured's disability. The credit amount must be within the term no-lapse guarantee minimum annual premium and the maximum annual premium allowed under the federal tax definition of "life insurance." Disability must occur prior to age 60. 1/12 of the annual credit amount will be credited to the policy after the insured has been disabled for six months, and for as long as the insured remains alive and disabled, up to the policy anniversary on which the insured is age 100. Credit amounts are subject to premium charges. If there are policy changes that change the term no-lapse guarantee minimum annual premium or the maximum annual premium allowed under the federal tax definition of "life insurance", we will adjust the credit amount so that it remains within the minimum and maximum allowable credit amount. The maximum monthly cost of insurance charge rate is $14.90 per $1,000 of the annual credit amount.

      o The Insured Insurability Rider. This rider provides a guaranteed right to increase the face amount of insurance regardless of health. Option ages are 25, 28, 31, 34, 37, and 40. Alternate option dates are available for 90 days after marriage, birth or a child or legal adoption of a child. If an alternate option date is elected, the next regular option date is forfeited. The maximum monthly cost of insurance charge rate is $0.20 per $1,000 of insured insurability option amount.

Riders may not be available in all states and may be subject to age or other issue limitations. Please consult with your insurance agent/registered representative.

Conversion

In most states, you may convert the policy to a fixed policy within the first two policy years, or within 60 days of the later of notification of a change in the investment policy of Separate Account 1 or the effective date of such change. In most states, we will transfer all of your variable account value into the fixed account at no charge, and the sub-accounts will no longer be available as investment options. Policy charges will continue to apply. In some states we will convert your policy to a different fixed benefit whole or universal life product offered by us or one of our affiliates.

Policy Changes

We may make changes to the policy, without prior approvals, in certain circumstances in order to comply with changes in the law. In some states, you have the right to accept or reject certain types of changes. We will notify you of any changes we make to the policy. This notice may be provided in the form of an amended prospectus.

We may adjust policy values and/or proceeds, without prior approval, if we discover there has been a misstatement in age or sex that resulted in us charging incorrect policy charges.

Separate Account 1 is currently operated as a unit investment trust. We may operate Separate Account 1 as a management investment company or any other form permitted by law. We may also deregister Separate Account 1 if registration with the SEC is no longer required. We will obtain the approval of the SEC if required.

If applicable rules and regulations change and permit us to vote the shares of a fund directly, we may cease asking policy owners for voting instructions. We may also change the manner in which we calculate the number of shares for which you can provide voting instructions if the applicable rules and regulations change, or if our interpretation thereof changes.

We may add, delete or combine sub-accounts. We may also substitute a new fund or similar investment option for the fund in which a sub-account invests. A deletion or substitution of a fund may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a fund's investment strategies or restrictions, a change in the availability of the fund for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from policy owners.

We may impose additional tax charges against the sub-account accumulation unit values if additional federal, state or local taxes are imposed on Separate Account 1 or on the policy due to a change in tax laws or regulations.

Assignment of Policy

You may assign your policy. We will not be bound by an assignment until we receive and record written notice of the assignment at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. Your rights and the rights of your beneficiary will be affected by an assignment. We are not responsible for the validity or any tax consequences of an assignment.

Contestability

We may contest the validity of coverage under a policy, based on information provided in an application, within two years of the date the coverage became effective. In some states, we may be able to contest, at any time, the validity of a policy for fraud. We can deny a claim made under a policy if the terms and conditions of the policy are not satisfied.

PREMIUMS

Premium Payments

Your initial premium payment must equal at least the minimum monthly premium for the term no-lapse guarantee. See the Term No-Lapse Guarantee Premium section of this prospectus. Thereafter, you can vary the amount and frequency of your premium payments. However, if you do not pay enough premium to cover the monthly policy charges or, during a no-lapse guarantee period, to meet the no-lapse guarantee premium test, your policy will lapse after the applicable grace period ends. See the Lapse and Reinstatement section of this prospectus.

The minimum amount of any premium payment we will accept is $50 unless you make premium payments through an automatic payment plan. If you make payments through an automatic payment plan, we will accept amounts less than $50. There is no maximum premium payment except that we reserve the right to reject any premium payment if, in our opinion, accepting the payment would mean the policy would not qualify as life insurance under federal tax laws.

You may give the initial premium payment to your insurance agent/financial representative. You should send subsequent premium payments to the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850. As an alternative to mailing payments, we currently offer the following automatic payment plans:

      - Pre-authorized checking or savings account deductions (monthly, quarterly, semi-annually, annually)

      - In some circumstances, employer or employer plan payments (weekly, bi-weekly, monthly)

If you set up an automatic payment plan, you may terminate it at any time. If you set up a pre-authorized checking or savings account payment plan, we require two days notice to change the amount or the timing of the deduction. If payments are made by an employer or employee plan, any changes to the payment plan must be made through the employer.

Planned Premium

Planned premium is what you tell us you plan to pay. You may change the amount of your planned premium at any time. If you have not set up an automatic payment plan, we will send you statements indicating when a planned premium payment is due. Your insurance agent/financial representative will provide you with an illustration showing the hypothetical effect of making planned premium payments at various hypothetical levels of sub-account performance. Generally, you would continue to make planned premium payments until the policy anniversary the insured is 100 years of age or until the insured dies, if earlier. It is more likely that your policy will stay in force if you continue to make the planned premium payments, but paying planned premiums does not guarantee that your policy will not lapse. The amount you may need to pay to keep the policy in force may be higher than the planned premium.

Net Premium

Net premium is the amount of the premium you pay less the premium expense charge and state tax charge. The net premium is the amount that will be allocated to the investment options.

Target Premium

Target premium is a level of premium we use to determine certain charges (or maximum charges) under a policy. Target premium is independent of the amount of premium you pay or plan to pay under a policy. The target premium depends on the age, sex and risk class of the insured on the date the policy is issued. Certain riders may also have a target premium associated with them, which will be included in the total target premium for the policy. If you add or remove rider coverage, target premium will increase or decrease if the rider has a target premium associated with it. If you increase or decrease the face amount of the policy, the target premium will increase or decrease in proportion to the increase or decrease in coverage. The target premium will be shown in your policy.

Term No-Lapse Guarantee Premium

If you pay the minimum monthly premium for the term no-lapse guarantee on time, we guarantee your policy will not lapse until the fifth policy anniversary. If you do not pay the minimum premiums on time, the amount needed to prevent the policy from lapsing will be the minimum monthly premium that should have been paid with interest accrued at 5.5%. We will deduct withdrawals and indebtedness from your premium payments to determine if you have met the minimum premium test or not.

Payment of the minimum monthly premium does not guarantee that your policy will have a positive net cash surrender value after the guarantee period ends. You may need to make significant additional premium payments in order to keep your policy in force after the term no-lapse guarantee ends.

The amount of the term no-lapse guarantee premium depends on the insured's age, sex and risk class, and the amount of insurance coverage. We determine this minimum premium when we issue the policy, and redetermine it when you add or remove optional rider coverage, or when the face amount increases or decreases. If we increase or decrease the minimum premium, the new minimum premium applies from the redetermination date forward. The minimum premium will be shown in your policy.

DEATH BENEFIT

Death Benefit

The minimum death benefit under any policy is the greater of:

      1)    the face amount of the policy; or

      2)    the account value multiplied by the applicable death benefit factor.

The death benefit payable under your policy depends on the death benefit option you select. Option 1 is the same as the minimum death benefit described above. Option 2 is the greater of:

      1)    the face amount of the policy plus the account value; or

      2)    the account value multiplied by the applicable death benefit factor.

The account value multiplied by the applicable death benefit factor is the "corridor", or minimum, death benefit required by federal tax law. See the Table Of Death Benefit Factors And Example Of Death Benefit Calculation section of this prospectus.

The amount of the death benefit is determined as of the date of the insured's death. Any indebtedness outstanding as of the insured's date of death will be deducted from the death benefit amounts described above. The death benefit will be paid when we have received proof of the death of the insured, and proof of the interest of the claimant, satisfactory to us.

The face amount is a fixed amount of death benefit you select, subject to a minimum face amount of $100,000.

The option 1 or option 2 death benefit is in effect only until the policy anniversary the insured is age 100. After that date, the policy is continued under the extended coverage benefit. See the Extended Coverage Period section of this prospectus.

The investment performance of the sub-accounts as well as the level of policy charges deducted from your policy will affect the value of the corridor death benefit and the value of the option 2 death benefit. Higher investment performance will mean a higher account value and therefore a higher corridor death benefit and a higher option 2 death benefit. Higher levels of policy charges will reduce your account value. A lower account value will reduce these death benefit values.

The amount of the death benefit will be higher if you choose option 2 than if you choose option 1. However, your monthly cost of insurance charges will be higher if you choose option 2 because our net amount at risk will be higher. This means your account value will be less than if you had chosen option 1.

Table Of Death Benefit Factors And Example Of Death Benefit Calculation

Federal tax law requires that the death benefit under a life insurance policy be no less than a "corridor" amount. The corridor amount is the account value multiplied by the applicable factor from the table below. Death benefit factors depend on the insured's age as of the date of death.

 Insured's Age Last      Death Benefit       Insured's Age Last    Death Benefit
 Policy Anniversary         Factor           Policy Anniversary        Factor

    1 through 40             2.50                    61                 1.28
         41                  2.43                    62                 1.26
         42                  2.36                    63                 1.24
         43                  2.29                    64                 1.22
         44                  2.22                    65                 1.20
         45                  2.15                    66                 1.19
         46                  2.09                    67                 1.18
         47                  2.03                    68                 1.17
         48                  1.97                    69                 1.16
         49                  1.91                    70                 1.15
         50                  1.85                    71                 1.13
         51                  1.78                    72                 1.11
         52                  1.71                    73                 1.09
         53                  1.64                    74                 1.07
         54                  1.57               75 through 90           1.05
         55                  1.50                    91                 1.04
         56                  1.46                    92                 1.03
         57                  1.42                    93                 1.02
         58                  1.38                    94                 1.01
         59                  1.34               95 or higher            1.00
         60                  1.30

Following is an example of how we calculate the death benefit.

                  Option 1                                 Option 2
                  --------                                 --------

Facts:
o The insured's age is less than 40 years old as of the date of death (applicable death benefit factor = 2.50).
o    Policy's face amount is $250,000.
o    There have been no loans taken against the policy.
o    The account value is $125,000.

Under option 1, the death benefit would be    Under option 2, the death benefit would
the greater of $250,000 and $312,500          be the greater of $375,000 ($250,000 plus
($125,000 multiplied by 2.50).                $125,000) and $312,500 ($125,000
                                              multiplied by 2.50).
Therefore, the death benefit would be
$312,500.                                     Therefore, the death benefit would be
                                              $375,000.

Suicide Exclusion

If death of the insured occurs within two years of the date we issue the policy (or date of reinstatement in most states) as a result of suicide, we will pay only a limited benefit equal to the premium payments paid less any indebtedness and any withdrawals (including withdrawal fees), and less the monthly costs of insurance on persons other than the insured ever covered by rider. We will pay you the net cash surrender value if it is greater.

Aviation Exclusion

If your policy is modified by an aviation exclusion rider, the death benefit and any death benefit payable by rider, may be reduced if death results from an aviation accident. An aviation exclusion rider may be required for certain underwriting classes.

Effective Date of Coverage and Temporary Insurance

If we approve your application, the insurance coverage provided by your policy will be effective when you have received the policy, signed any applicable amendments to the application, and paid the required minimum initial premium while the insured is alive and in the same health as indicated in the application. If we do not approve your application, we will notify you and return any premium you have paid.

You may be eligible for temporary insurance coverage between the date of your application and the effective date of your policy if you pay the required minimum initial premium with the application and meet certain underwriting standards. The amount of temporary insurance coverage is subject to a maximum of $500,000. Such coverage will remain in effect for a maximum of 90 days and is subject to other restrictions. The temporary insurance agreement is included in the application form.

Changes to Coverage

You may apply for an increase in face amount at any time. The minimum increase is $25,000. We will require evidence of insurability before we will approve an increase.

You can request a decrease in the face amount of your policy at any time after the first policy anniversary. You cannot decrease the face amount below $100,000. The minimum amount of any decrease is $25,000. Your monthly cost of insurance charges will be lower immediately following a decrease because our net amount at risk will be lower.

If you have additional life rider coverage, any requested increase or decrease will be allocated proportionately between the base policy face amount and additional life rider face amount. For decreases, you may eliminate additional life rider face amount only after the base policy face amount has been reduced to $100,000.

After the first policy year, you may change the death benefit option. We must approve any change in your death benefit option. Changes in your death benefit option will be effective on the first monthly anniversary day after we approve your request. If you change from option 1 to option 2, we will reduce the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. We will not allow this change if it causes the new face amount to fall below $100,000. Your monthly cost of insurance charges will tend to be higher over the life of the policy if you change to option 2 because our net amount at risk will be higher.

If you change from option 2 to option 1, we will increase the face amount by the amount, if any, needed to keep the death benefit the same both before and after the change. Your monthly cost of insurance charges will tend to be lower over the life of the policy if you change to option 1 because our net amount at risk will be lower.

Extended Coverage Period

If the policy is in force, and not in a grace period, on the policy anniversary on which the insured is age 100, the policy will continue under the extended coverage provision. We will permanently transfer all of your variable account value into the fixed account. We will set the interest rate on any outstanding loans equal to the interest rate we pay on loan collateral. We will not accept further premium or allow further loans, and we will not deduct further policy charges. The death benefit will be revised to equal the greater of the face amount and the cash surrender value, less any indebtedness, or, if your policy includes an extended maturity benefit rider, the death benefit will be revised to equal the amount indicated in the rider. You may make withdrawals or surrender the policy in full at any time during the extended coverage period. Partial withdrawals may reduce the death benefit.

Payment Options

We will pay the death benefit in a lump sum or under an income plan you or the beneficiary selects. If neither you nor the beneficiary selects an income plan, we will make a lump-sum payment of the proceeds. We typically make this lump-sum payment to a special account maintained by us. We provide the beneficiary with a checkbook to access these funds from that special account.

If you or the beneficiary select an income plan, we will send you a separate written agreement putting the plan into effect. The following income plans are available in addition to other plans we may make available in the future or upon request:

         Income Plan 1        Payments for Fixed Period - we make monthly
                              payments for a fixed number of years.
         Income Plan 2        Payments for Life--Guaranteed Period - we
                              make monthly payments for a guaranteed period or
                              the life of the payee, whichever is longer.
         Income Plan 3        Payments of a Fixed Amount - we make
                              monthly payments of a fixed amount until an amount
                              equal to the proceeds plus accrued interest has
                              been paid.
         Income Plan 4        Life Annuity--No Guaranteed Period - we
                              make monthly payments for the life of the payee.
         Income Plan 5        Joint and Survivor - we make monthly payments as
                              long as one of two payees is alive.

Minimum guaranteed payments under any of these income plans are calculated with a minimum effective annual interest rate of 1.5%. In addition, minimum guaranteed payments under life income plans are based on the Annuity 2000 Table, with Projection Scale G, adjusted for age last birthday. Payments under an income plan do not vary with the investment experience of the sub-accounts.

While the insured is alive, you may select an income plan under which we will pay the death benefit of your policy. If the insured dies and you have not selected an income plan, the beneficiary may select an income plan. If you select an income plan before the insured's death, the beneficiary may not change the income plan after the insured's death.

The income plan selected and the time when the income plan is selected can affect the tax consequences to you or the beneficiary. You should consult your tax advisor before selecting an income plan.

POLICY VALUES AND VALUATION

Account Value

The policy's account value is a cash value that you may withdraw, or borrow against, subject to certain limits and to the charges described in this prospectus. The account value is the sum of your interest in the sub-accounts, the fixed account and the loan account at any time. The account value varies with the investment experience of the sub-accounts. There is no guaranteed minimum account value.

Net Cash Surrender Value

The net cash surrender value is the account value less any outstanding indebtedness and less any surrender charge that would apply on a full surrender or termination of your policy.

Valuation of the Sub-Accounts

The value of your interest in a sub-account is measured in accumulation units. An accumulation unit is an accounting unit of measure. It is similar to a share of a mutual fund. The value of an accumulation unit ("accumulation unit value") varies from day to day depending on the investment performance (and expenses) of the fund in which the sub-account is invested.

The accumulation unit value of each sub-account is calculated at the end of each valuation date. A valuation date is any day the New York Stock Exchange is open for business. The value of an accumulation unit at the close of any valuation date is determined for each sub-account by multiplying the accumulation unit value of the sub-account at the close of the immediately preceding valuation date by the "net investment factor" (described below). Depending upon investment performance of the underlying fund in which the sub-account is invested, the accumulation unit value may increase or decrease.

The net investment factor for each sub-account for any valuation date is determined by dividing (a) by (b), where:

         (a) equals:       (1) the net asset value per share of the underlying
                           fund at the end of the current valuation date, plus

                           (2) the per share amount of any dividend or capital gain distribution made by the underlying fund on shares held in the sub-account if the "ex-dividend" date occurred between the end of the immediately preceding valuation date and the end of the current valuation date, plus or minus

                           (3) a per share charge or credit for any taxes incurred, which are determined by Columbus Life to have resulted from the investment operations of the sub-account between the end of the immediately preceding valuation date and the end of the current valuation date;

         (b) is the net asset value per share of the underlying fund determined at the end of the immediately preceding valuation date.

When you allocate net premium or transfer amounts to a sub-account, your account value is credited with accumulation units. Other transactions, such as withdrawals and payments of monthly policy charges, will decrease the number of accumulation units. The number of accumulation units added to or subtracted from your account value is calculated by dividing the dollar amount of the transaction by the accumulation unit value for the sub-account at the close of trading on the valuation date when we process the transaction.

SURRENDER AND PARTIAL WITHDRAWALS

Surrender

You may surrender your policy and withdraw all of your net cash surrender value. We assess a surrender charge if you surrender your policy in full during the first 12 policy years or during the first twelve years following an increase in face amount. A full surrender will terminate your policy. A full surrender of your policy may have tax consequences.

Partial Withdrawals

At any time after the first policy year, you can withdraw part of your net cash surrender value less any applicable withdrawal fees. We charge a fee of $50 for each withdrawal after the first in a policy year. Each withdrawal must be at least $500.

Withdrawals and related fees will reduce your account value. We deduct the amount withdrawn (and any applicable withdrawal fee) on a pro-rata basis from each of your investment options. No withdrawal may be made that would reduce your net cash surrender value below $250.

Except when your death benefit is death benefit option 2, a withdrawal may also reduce the face amount of your policy. (If a withdrawal would cause the difference between the death benefit and the account value to increase after the withdrawal, our net amount at risk would increase. To offset this increase, we will decrease the face amount by the amount needed to keep that difference the same.) No withdrawal can reduce the face amount of your policy below $100,000.

A withdrawal may have tax consequences. See the Taxes section of this prospectus.

Canceling the Policy Without Penalty

In most states, you may cancel the policy within 30 days after you receive it. If you cancel your policy during this free look period, we will refund to you all premiums allocated to the fixed account, all charges we deducted from your policy, and the current value of premiums you allocated to the sub-accounts calculated on the day we receive your notice of cancellation. In some states, if you wish to cancel the policy, you must return it to us within 10 days and we will refund all premiums you paid.

To cancel your policy, you must return it either to us at the Columbus Life Variable Service Center, P.O. Box 2850, Cincinnati, Ohio 45201-2850, or to one of our agents, within the free look period.

After the free look period ends, you can surrender the policy for its net cash surrender value by notifying us in writing, but you cannot cancel the policy without incurring any charges.

Delay in Payment

We will generally send payments and loan proceeds to you within 7 days of the date we process your surrender, withdrawal or loan request. We may delay payments from a sub-account for any of the following reasons:

      - You have made a premium payment by check that has not cleared the banking system.

      - The New York Stock Exchange is closed on a day that it normally would be open.

      - The Securities and Exchange Commission has determined that trading on the New York Stock Exchange is restricted.

      - The Securities and Exchange Commission has determined that, because of an emergency, it is not reasonably practicable for the sub-accounts to sell securities or to fairly determine the value of their investments.

      - The Securities and Exchange Commission permits us to postpone payments from the sub-accounts for your protection.

We may delay transfers from the sub-accounts for the same reasons.

We reserve the right to delay payments or transfers from the fixed account for up to 6 months or a shorter period if required by state law. We do not expect to delay payments from the fixed account and we will notify you if there will be a delay.

LOANS

You can borrow money from us by using your policy as the sole collateral for the loan. The most you can borrow against your policy is 90% of your net cash surrender value, less an amount equal to the monthly policy charges for the next two months.

If you borrow money, we will transfer an amount equal to the amount of the loan from each of your investment options on a pro-rata basis to your loan account. Your loan account holds the collateral for your loan. Because the amounts transferred to the loan account do not participate in the experience of the sub-accounts or the fixed account, a loan can have a negative effect on both the policy's account value and death benefit, whether or not the loan is repaid.

We pay interest on your loan account. The minimum interest we pay is 3% annually.

We charge interest on the amounts you borrow at a maximum loan interest rate of 4% annually. The loan interest rate is fixed for the life of the loan. Interest is due on each policy anniversary and on the date the loan is repaid. If you do not pay the interest when it is due, we will treat it as an additional loan.

You can repay all or part of your loan at any time while the insured is living. When you make a payment toward the principal amount of your loan, we transfer the amount of the loan payment from your loan account back to your investment options on a pro-rata basis according to your allocation instructions at that time. You must specifically designate a payment as a loan repayment or we will treat it as an additional premium payment instead.

If you do not repay the loan before the insured dies, we will deduct the outstanding loan amount ("indebtedness") when determining your death benefit. If you do not repay the loan before you surrender your policy, we will deduct the indebtedness to determine the net cash surrender value proceeds.

If the indebtedness causes your net cash surrender value to become negative, we can terminate your policy. We will tell you that we intend to terminate your policy by mailing a notice to you at least 61 days before we terminate your policy. The notice will tell you the minimum amount of loan repayment that you must pay to keep your policy in force. We will mail the notice to your address as shown on our records. If our records indicate that someone holds your policy as collateral, we will also mail a copy of the notice to that person's address as shown on our records.

Note that if a policy is surrendered or lapses with outstanding indebtedness, the indebtedness will be deemed to be a distribution subject to ordinary income tax.

LAPSE AND REINSTATEMENT

If your net cash surrender value on a monthly anniversary day is not sufficient to pay the monthly policy charges for the current month, and your policy does not meet the minimum premium test under the no-lapse guarantee (during the no-lapse guarantee period) your policy will enter a grace period. A grace period is a 61-day period that starts on the day after we mail you a notice. We will mail grace period notices to you at your address as shown on our records. We also mail these notices to anyone holding your policy as collateral as shown on our records at the collateral holder's address as shown on our records. The notice will tell you the amount of premium you need to pay to keep the policy in force. The amount will be the lesser of 1) the amount needed under the no-lapse guarantee to keep the policy in force through the end of the grace period; or 2) the premium needed to pay the monthly policy charges due through the end of the grace period. If you have outstanding indebtedness, you will also have the option of making loan repayment sufficient to keep the policy in force.

If you do not pay the needed premium or loan repayment, your policy will lapse, or terminate, at the end of the 61-day grace period. If you pay the needed premium or loan repayment, your policy will continue in force. If the insured dies during the grace period, we will deduct the monthly charges due from the death benefit.

You may apply to reinstate the policy within five years (or a shorter period in some states) after the date it lapses. In order to reinstate, we must approve your application for reinstatement, you must pay any past charges due plus charges for three months beyond the date of reinstatement, and you must repay or reinstate any indebtedness.

TAXES

Following is a summary of the material federal tax consequences to an owner and beneficiary of a policy. State and local taxes are not discussed herein. This summary is for your information. We do not guarantee that the policy will always receive the tax treatment described. This summary is general in nature. It is not tax advice. You should consult a qualified tax advisor for more complete information.

This discussion is based on federal income tax law and interpretations in effect as of the date of this prospectus and is subject to later changes in such tax law or interpretations. This discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The tax effects for an owner who is not a natural person, U.S. citizen or U.S. resident may be different than the effects discussed herein.

Tax Status of Policy

We intend for the policy to meet the definition of a "life insurance contract" under Section 7702 of the Internal Revenue Code ("Code"). The earnings in a policy meeting the definition of "life insurance contract" are tax-deferred until withdrawn. The death proceeds are generally excluded from the beneficiary's gross income. A policy could fail to qualify as a "life insurance contract" if excessive premiums are paid into the policy. We monitor premium payments and will refuse to accept premiums that would cause the policy to fail to qualify as life insurance.

Modified Endowment Contract

A modified endowment contract ("MEC") is a life insurance contract that is issued in exchange for a MEC, or a life insurance contract that does not satisfy the "7-pay test". The "7-pay test" compares the actual premium paid in the first 7 policy years against a pre-determined premium amount as set forth in Code
Section 7702A. If there is a material change to a policy, such as a change in the policy's death benefit, a policy may be subjected to a new 7-pay test to determine if the change has caused the policy to become a MEC. The new 7-pay test may be over the same, or a new, 7-year period.

Tax Consequences of Withdrawals and Loans

Tax treatment of distributions depends on whether a policy is a modified endowment contract or not. The following table indicates the tax treatment loans and withdrawals ordinarily receive.

----------------------------------- -------------------------------- --------------------------------
                                    Policy is Not a MEC              Policy is a MEC
----------------------------------- -------------------------------- --------------------------------
Withdrawals                         Deemed to be distribution of     Deemed to be distribution of
                                    cost basis first, then           earnings first, then cost
                                    earnings.  Distributions of      basis.  Distributions of
                                    cost basis not subject to        earnings are subject to
                                    income tax.                      ordinary income tax.*
----------------------------------- -------------------------------- --------------------------------
Loans                               Not subject to income tax        Loans are subject to ordinary
                                    until policy is surrendered or   income tax to the extent of
                                    lapses.  Outstanding loan        any gain in the contract.*
                                    amount deemed to be
                                    distribution subject to
                                    ordinary income tax (in whole
                                    or in part) on surrender or
                                    lapse.
----------------------------------- -------------------------------- --------------------------------

* There will be an additional 10% penalty tax if the policy is a MEC and the distribution occurs before age 59 1/2, unless the policy owner is disabled (as defined under the Code), or if the distribution is part of a series of substantially equal periodic payments for the owner's life (or life expectancy) or the joint lives (or joint life expectancies) of the owner and a beneficiary under the policy.

There may be exceptions to the above rules. For example, if a policy is not a MEC, Code Section 7702 places certain restrictions on the amount of premium payments that may be made and the policy's contract value that can accumulate relative to the death benefit. When cash distributions are made during the first 15 years after a policy is issued, and such distributions cause a reduction in the death benefit, some or all of such distributions may be includible in income pursuant to Code Section 7702(f)(7). Policy owners should carefully consider the consequences of initiating any changes in the terms of the policy. Under certain circumstances, a policy, as stated above, may become a MEC, or may become subject to a new 7-pay test as a result of a material change or reduction in benefits.

Accelerated Death Benefits

Whether or not a policy is a modified endowment contract, amounts received under an accelerated death benefit rider may be excludable from gross income under
Section 101(g) in some circumstances, but such amounts are not always excludable. We reserve the right to modify the accelerated death benefit rider as we deem necessary in order to comply with changes in federal tax law and to preserve the status of a policy as a life insurance contract. You should consult a qualified tax advisor regarding the possible consequences of receiving an accelerated death benefit.

Extended Coverage

Due to uncertainties in interpretations of current tax law, it is uncertain whether a policy will fail to qualify as a life insurance contract if coverage is continued beyond the insured's age 100. You should consult a qualified tax advisor regarding the possible tax consequences of continuing coverage beyond the insured's age 100.

Tax Consequences on Insured's Death

Death proceeds payable to a beneficiary under a policy meeting the definition of a "life insurance contract" are generally excludable from the beneficiary's gross income.

If the owner is the insured under the policy, the death benefit under the policy generally will be includible in the owner's estate for purposes of federal estate tax if: (1) the proceeds were payable to or for the benefit of the owner's estate; or (2) the owner held any "incident of ownership" in the policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the owner, such as the right to borrow on the policy, or the right to name a new beneficiary.

Death of Owner Who is Not the Insured

If the owner is not the insured under the policy, and the owner dies before the insured, the value of the policy, as determined under U.S. Secretary of Treasury regulations, is includible in the owner's estate for federal estate tax purposes.

Transfers

If a policy owner transfers ownership of a policy to another person, the transfer may be subject to federal gift tax. In addition, if a policy owner transfers ownership to a person two or more generations younger than the owner, the transfer may be subject to generation-skipping transfer tax. The generation-skipping transfer tax provisions generally apply to transfers that would be subject to the gift and estate tax rules.

Federal Estate and Gift Tax


Federal estate tax is integrated with federal gift tax under a unified rate schedule. In general, in 2006, an estate of less than $2,000,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes to the extent an estate is to be distributed to the surviving spouse of the deceased.

The generation-skipping transfer tax rate is equal to the maximum estate tax rate (46% in 2006) and there is a provision for a lifetime exemption amount of $2,000,000 for 2006. Due to the complexity of these rules and the changes made in the federal estate, gift and generation-skipping tax laws under the Economic Growth and Tax Relief Reconciliation Act of 2001, you should consult a qualified tax advisor regarding such taxes.

Corporate and Qualified Retirement Plan Ownership

There are special tax issues for corporate and qualified retirement plan owners:

      - If a policy is purchased by a trust or other entity that forms part of a qualified retirement plan that is qualified as a tax-favored plan under Code Section 401(a) for the benefit of participants covered under the plan, special tax treatment will apply to the policy.

      - Using a policy to fund deferred compensation arrangements for employees has special tax consequences.

      - Corporate ownership of a policy may affect an owner's liability under the alternative minimum tax.

Policy owners should consult a qualified tax advisor regarding these matters.

Withholding

Distributions from a policy (other than the payment of a tax-free death benefit under the policy) are generally subject to federal income tax withholding. An owner is generally permitted to elect not to have federal income taxes withheld if the owner notifies us in a timely manner of the election (and meets certain reporting requirements as to such election). A distribution from a modified endowment contract may be subject to mandatory back-up withholding (which cannot be waived) if no taxpayer identification number is provided to Columbus Life or if the IRS notifies Columbus Life that back-up withholding is required. The mandatory back-up withholding rate is currently 31% of the income that is distributed.

LEGAL PROCEEDINGS

Columbus Life and its affiliates are or may become involved in various legal actions in the normal course of business. Although there can be no assurances, as of the date of this prospectus, Columbus Life does not anticipate that the ultimate liability arising from potential, pending or threatened legal actions, after consideration of provisions made for estimated losses and costs of defense, will have a material adverse effect on the financial condition or operating results of Columbus Life. As of the date of this prospectus, neither Columbus Life, Separate Account 1, nor Touchstone Securities, Inc., is involved in any legal or administrative proceedings that are material to the policies.

FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and financial statements of Columbus Life are included in the Statement of Additional Information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

TERMINOLOGY INDEX


--------------------------------------------------------------------------------
A

account value o  39
accumulation unit o  39
accumulation unit value o  39
additional life rider face amount o  26

--------------------------------------------------------------------------------
C

cash value o  39
Columbus Life o  11

--------------------------------------------------------------------------------
D

death benefit o  34

--------------------------------------------------------------------------------
E

extended coverage o  37

--------------------------------------------------------------------------------
F

face amount o  34
fixed account o  15
free look o  41

--------------------------------------------------------------------------------
G

grace period o  44

--------------------------------------------------------------------------------
I

income plan o  38
indebtedness o  43
initial premium o  32

--------------------------------------------------------------------------------
L

loan account o  43

--------------------------------------------------------------------------------
M

monthly anniversary day o  17

--------------------------------------------------------------------------------
N

net amount at risk o  17
net cash surrender value o  39
net premium o  33

--------------------------------------------------------------------------------
P

planned premium o  32
policy anniversary o  5
policy years o  5

--------------------------------------------------------------------------------
R

risk class o  22

--------------------------------------------------------------------------------
S

Separate Account 1 o  11
sub-accounts o  11

--------------------------------------------------------------------------------
T

target premium o  33
term no-lapse guarantee o  33

--------------------------------------------------------------------------------
V

valuation date o  39
variable account value o  19

STATEMENT OF ADDITIONAL INFORMATION
A statement of additional information (SAI) contains more information about Separate Account 1. The SAI is incorporated by reference into this prospectus. You may request that we send you a free copy of the SAI, or you may access it on our website at www.columbuslife.com under "Explore Our Products".

PERSONALIZED ILLUSTRATION
We will provide a free personalized illustration of hypothetical death benefits, account values, and cash surrender values to you upon request. After the policy is issued, we may charge a fee for each illustration after the first in a policy year.

CONTACT US
Call us at 1-800-677-9595

      -     for a free copy of the SAI
      -     to request a personalized illustration
      -     to request other information about the policy
      -     to inquire about your policy or to request policy transactions*

You may also write to Columbus Life Customer Service at P.O. Box 2850, Cincinnati, Ohio, 45201-2850.

*We have established security procedures for telephone transactions, such as recording telephone calls. We may also require a personal identification number or other identifying information. We will not be liable for losses due to unauthorized or fraudulent telephone instructions if we follow reasonable security procedures and reasonably believe the instructions are genuine.




You can review and copy other information about the policy, Columbus Life Insurance Company and Separate Account 1 (including the SAI) at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. For information about the operation of the public reference room, call the SEC at 1-202-942-8090. Reports and other information about the Registrant are available on the Securities and Exchange Commission's website at http://www.sec.gov. You may obtain copies of the information, for a fee, by writing to the Public Reference Section of the Securities and Exchange Commission, 450 Fifth Street N.W., Washington, D.C. 20549-0102.

Investment Company Act File No. 811-09337.
Securities Act File No. 333-121135.

STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2006


COLUMBUS LIFE INSURANCE COMPANY
SEPARATE ACCOUNT 1

LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
PINNACLE II VARIABLE UNIVERSAL LIFE



ISSUED BY COLUMBUS LIFE INSURANCE COMPANY, CINCINNATI, OHIO


This statement of additional information is not a prospectus. It contains information in addition to the information set forth in the current prospectuses dated May 1, 2006 for the individual and survivorship variable universal life policies offered by Columbus Life Insurance Company through its Separate Account
1. You should read this statement of additional information in conjunction with the prospectus for the appropriate policy. Unless otherwise noted, the terms used in this statement of additional information have the same meanings as those set forth in the prospectuses.


You may request that we send you a free copy of the prospectus for a policy by calling Columbus Life Customer Service at 1-800-677-9595, or by writing to us at P.O. Box 2850, Cincinnati, Ohio 45201-2850. You may also access a copy of the prospectus for each policy on our website at http://www.columbuslife.com under "Explore Our Products".

                                TABLE OF CONTENTS

         COLUMBUS LIFE INSURANCE COMPANY                          4
         SEPARATE ACCOUNT 1                                       4
         DISTRIBUTION OF THE POLICIES                             5
         TAXES                                                    6
         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM            7
         FINANCIAL STATEMENTS                                     7

COLUMBUS LIFE INSURANCE COMPANY

Columbus Life Insurance Company (Columbus Life) is a stock life insurance company organized under the laws of the State of Ohio on September 8, 1986. It is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), a stock life insurance company organized under the laws of the State of Ohio on February 23, 1888, which is a wholly-owned subsidiary of Western-Southern Mutual Holding Company, a mutual holding company organized under the laws of the State of Ohio on September 19, 2000. Columbus Life issues insurance and annuity contracts and is located at 400 East Fourth Street, Cincinnati, Ohio 45202. Columbus Life is subject to supervision by the departments of insurance of the various states in which it is licensed to transact business.

SEPARATE ACCOUNT 1

Columbus Life established Columbus Life Insurance Company Separate Account 1 (Separate Account 1) under Ohio law on September 10, 1998. Separate Account 1 is registered with the SEC as a unit investment trust.


The AIM, DWS Scudder, Fidelity Investments, Franklin Templeton, Janus, MFS, Oppenheimer, Putnam, and Van Kampen funds offer shares to Separate Account 1 and other separate accounts of unaffiliated life insurance companies to fund benefits under variable annuity contracts and variable life insurance policies, and may also offer shares to certain qualified plans. Touchstone offers shares to the separate accounts of affiliated life insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various purchasers of contracts and policies to conflict. For example, violation of the federal tax laws by one separate account investing in a fund could cause the contracts or policies funded through another separate account to lose their tax-deferred status, unless remedial action were taken.


If a material irreconcilable conflict arises between separate accounts, a separate account may be required to withdraw its investment in a fund. If it becomes necessary for a separate account to replace its shares of a fund with another investment, the fund may have to liquidate portfolio securities on a disadvantageous basis. At the same time, the funds are subject to conditions imposed by the Securities and Exchange Commission that are designed to prevent or remedy any conflict of interest. These conditions require the Board of Trustees of each fund to monitor events in order to identify any material irreconcilable conflict that may possibly arise and to determine what action, if any, should be taken to remedy or eliminate the conflict.

DISTRIBUTION OF THE POLICIES

Touchstone Securities, Inc. (TSI) is the sole distributor of the policies. TSI is a wholly-owned subsidiary of Western Southern Life Assurance Company (WSLAC) which is a wholly-owned subsidiary of WSLIC. TSI is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. (NASD) and Securities Investor Protection Corporation (SIPC). The policies will be sold by registered representatives of TSI, or other broker-dealers who have entered into agreements with TSI, who are also licensed as insurance agents and appointed with Columbus Life.

The offering of the policies is continuous. Columbus Life does not anticipate discontinuing offering the policies, although it reserves the right to do so.


Broker-dealers or registered representatives may be paid commission of up to 120% of the first year target premium and up to 3% of all premiums in excess of first year target premium. Each year thereafter, Columbus Life may pay a commission of 3% or less on all premiums paid on a policy. Each year after the first Columbus Life may also pay a service fee of 0.20% or less of the account value, less any indebtedness. Other allowances and overrides may also be paid. Registered representatives who meet certain profitability and productivity thresholds may be eligible for additional compensation.

Sales commissions attributable to the Columbus Life individual and survivorship variable universal life policies (including certain policies that are no longer available for sale) paid by Columbus Life to TSI over the last three years are shown below.

                                            SALES                        AMOUNTS
FOR THE YEAR ENDED               COMMISSIONS PAID        RETAINED BY DISTRIBUTOR

December 31, 2003                      $1,447,337                             $0
December 31, 2004                        $527,406                             $0
December 31, 2005                        $888,462                             $0

TAXES

Your policy will be treated as "life insurance" for federal income tax purposes
(a) if it meets the definition of life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), and (b) for as long as the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h). We believe that the policy will meet the statutory definition of life insurance. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death. However, if the policy is transferred for valuable consideration, then a portion of the death benefit payable under the policy may be includable in the beneficiary's gross income.

Your policy will generally be considered under the Code to be a "modified endowment contract" if the policy meets the requirements of Code Section 7702 but fails the "7-pay test" of Code Section 7702A. A life insurance policy will be classified as a modified endowment contract if premiums are paid more rapidly than allowed by the "7-pay test." The 7-pay test is described in the Taxes section of each prospectus.

Diversification

As has been noted before, your policy will be treated as "life insurance" for federal income tax purposes only if, among other things, the investments made by the mutual funds available for investment under the policy satisfy certain investment diversification requirements under Code Section 817(h).

The U.S. Secretary of the Treasury has issued regulations that implement the investment diversification requirements of Code Section 817(h). If there is a failure to comply with these regulations, your policy will be disqualified as a life insurance policy under Code Section 7702 and you will be subject to federal income tax on the income under the policy for the period of disqualification and for subsequent periods, unless the failure was inadvertent, is corrected, and you, as policy owner or the issuer pays an amount to the IRS. Separate Account 1, through the funds, therefore intends to comply with these requirements.

In connection with the issuance of then temporary regulations, the U.S. Secretary of the Treasury has stated that it anticipated the issuance of guidelines that could describe certain circumstances in which your ability as the owner of your policy to direct your investments under the policy to particular sub-accounts within Separate Account 1 would cause you, rather than Columbus Life, to be treated as the owner of the assets of Separate Account 1. If you were considered the owner of the assets of Separate Account 1, income and gains from Separate Account 1 would be included in your income for federal income tax purposes. Columbus Life thus reserves the right to amend the policy in any way necessary to avoid any such result.

As of the date of this prospectus, however, no such guidelines have been issued, although the U.S. Secretary of the Treasury has informally suggested that any such guidelines could limit the number of investment funds or frequency of transfers among such funds. If issued, these guidelines may be applied retroactively.

Taxation of Columbus Life

Columbus Life is taxed as a life insurance company under federal income tax laws. Columbus Life does not initially expect to incur any income tax on the earnings or the realized capital gains attributable to Separate Account 1. If, in the future, Columbus Life determines that Separate Account 1 may incur federal income taxes, then it may assess a charge against the sub-accounts for those taxes. Any charge will reduce your policy's account value.

We may have to pay state, local or other taxes in addition to premium taxes. At present, these taxes are not substantial. If they increase, charges may be made for such taxes when they are attributable to Separate Account 1 or allocable to your policy.

In addition, certain funds in which the sub-accounts are invested may elect to pass through to Columbus Life taxes withheld by foreign taxing jurisdictions of foreign source income. Such an election may result in additional taxable income and income tax to Columbus Life, which could result in charges being made for such taxes. The amount of the additional income tax, however, may be more than offset by credits for the foreign taxes withheld that are also passed through. These credits may provide a benefit to Columbus Life.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Columbus Life Insurance Company Separate Account 1 at December 31, 2005, and for the periods then ended, and Columbus Life Insurance Company (statutory-basis) at December 31, 2005 and 2004, and for the years then ended, appearing in this statement of additional information and registration statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS

The financial statements for Separate Account 1 and the financial statements of Columbus Life are included in this statement of additional information. The financial statements of Columbus Life are relevant only for the purpose of showing the ability of Columbus Life to meet its contractual obligations under the policies. The financial statements of Columbus Life do not show or contain any information about the investment performance of Separate Account 1.

FINANCIAL STATEMENTS

Columbus Life Insurance Company Separate Account 1

YEAR ENDED DECEMBER 31, 2005 WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                         Columbus Life Insurance Company
                               Separate Account 1

                              Financial Statements

                          Year Ended December 31, 2005

                                    CONTENTS

Report of Independent Registered Public Accounting Firm ...................    1

Audited Financial Statements

Statements of Assets and Liabilities ......................................    2
Statements of Operations and Changes in Net Assets for the
  Year ended December 31, 2005 ............................................    8
Statements of Operations and Changes in Net Assets for the
  Year ended December 31, 2004 ............................................   13
Notes to Financial Statements .............................................   19

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contractowners of Columbus Life Insurance Company Separate Account 1 and the Board of Directors of Columbus Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Columbus Life Insurance Company Separate Account 1 (The Account), comprised of the sub accounts listed in Note 2 to the financial statements, as of December 31, 2005, and the related statements of operations and changes in net assets for each of the two years in the period then ended, or for those individual sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Columbus Life Insurance Company Separate Account 1 at December 31, 2005, and the results of their operations and the changes in their net assets for the periods described above in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP

Cincinnati, Ohio
April 7, 2006

                        Columbus Life Separate Account 1

                      Statements of Assets and Liabilities

                               December 31, 2005


                                                                              AIM Variable
                                                                          Insurance Funds, Inc.
                                                                          (unaffiliated issuer)
                                          -------------------------------------------------------------------------------------
                                                            V.I.
                                                         Government                  V.I. Capital
                                          V.I. Growth    Securities     V.I. Basic   Appreciation   V.I. Growth   V.I. Premier
                                            Fund -         Fund -      Value Fund -     Fund -         Fund -     Equity Fund -
                                           Series I       Series I       Series II     Series II     Series II      Series II
                                          Sub-Account   Sub-Account    Sub-Account    Sub-Account   Sub-Account    Sub-Account
                                          -------------------------------------------------------------------------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $158,526; $20,153;
       $165,999; $1,156; $10,557;
       $63,886; $65,554; $142,284;
       $498,741; $460,478; $368,780;
       $211,079)                          $   185,181   $     19,679   $    180,669  $      1,282   $    11,733   $      65,248
                                          -------------------------------------------------------------------------------------
          Total invested assets               185,181         19,679        180,669         1,282        11,733          65,248

Other assets (liabilities)                          2              1             (2)           (1)            1              --
                                          -------------------------------------------------------------------------------------

Net assets                                $   185,183   $     19,680   $    180,667  $      1,281   $    11,734   $      65,248
                                          =====================================================================================

Units Outstanding
    Pinnacle                                       --             --      11,341.78         89.62        816.55        4,415.92
    Pinnacle II                                    --             --             --            --            --              --
    Legacy                                         --             --         388.60            --            --          516.52
    Variable Universal Life                 28,642.76       1,524.65             --            --            --              --

Unit Values
    Pinnacle                              $        --   $         --   $      15.40  $      14.29   $     14.37   $       13.23
    Pinnacle II                           $        --   $         --   $         --  $         --   $        --   $          --
    Legacy                                $        --   $         --   $      15.40  $         --   $        --   $       13.23
    Variable Universal Life               $      6.47   $      12.91   $         --  $         --   $        --   $          --

                                                 The Alger American
                                                        Fund
                                               (unaffiliated issuer)
                                            ----------------------------


                                                Small
                                            Capitalization     Growth
                                              Portfolio       Portfolio
                                             Sub-Account     Sub-Account
                                            ----------------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $158,526; $20,153;
       $165,999; $1,156; $10,557;
       $63,886; $65,554; $142,284;
       $498,741; $460,478; $368,780;
       $211,079)                            $       92,427   $   170,200
                                            ----------------------------
          Total invested assets                     92,427       170,200

Other assets (liabilities)                              (1)           --
                                            ----------------------------

Net assets                                  $       92,426   $   170,200
                                            ============================

Units Outstanding
    Pinnacle                                            --            --
    Pinnacle II                                         --            --
    Legacy                                              --            --
    Variable Universal Life                       9,798.48     18,492.80

Unit Values
    Pinnacle                                $           --   $        --
    Pinnacle II                             $           --   $        --
    Legacy                                  $           --   $        --
    Variable Universal Life                 $         9.43   $      9.20

                                                               Fidelity Variable Insurance
                                                                     Products Funds
                                                                  (unaffiliated issuer)
                                            --------------------------------------------------------------------

                                                                                  Growth &
                                            Equity - Income     Contrafund         Income           Growth
                                               Portfolio        Portfolio-        Portfolio        Portfolio
                                            Service Class 2   Service Class 2  Service Class 2  Service Class 2
                                              Sub-Account       Sub-Account      Sub-Account      Sub-Account
                                            --------------------------------------------------------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $158,526; $20,153;
       $165,999; $1,156; $10,557;
       $63,886; $65,554; $142,284;
       $498,741; $460,478; $368,780;
       $211,079)                            $       558,072   $     616,774    $     422,379    $       237,956
                                            --------------------------------------------------------------------
          Total invested assets                     558,072         616,774          422,379            237,956

Other assets (liabilities)                                1              (3)              (1)                (4)
                                            --------------------------------------------------------------------

Net assets                                  $       558,073   $     616,771    $     422,378    $       237,952
                                            ====================================================================

Units Outstanding
    Pinnacle                                      38,046.14       32,749.54        25,275.03          21,912.34
    Pinnacle II                                      148.60        1,022.48         7,485.07             949.93
    Legacy                                         1,857.75        1,811.50         1,306.06              32.21
    Variable Universal Life                        4,145.71        4,055.68         1,816.89           1,534.94

Unit Values
    Pinnacle                                $         12.75   $       15.71    $       11.83    $          9.83
    Pinnacle II                             $         12.75   $       15.71    $       11.83    $          9.83
    Legacy                                  $         12.75   $       15.71    $       11.83    $          9.83
    Variable Universal Life                 $         11.47   $       14.26    $       10.61    $          8.44


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                      Statements of Assets and Liabilities

                               December 31, 2005


                                                          Fidelity Variable Insurance
                                                                Products Funds
                                                             (unaffiliated issuer)
                                          -----------------------------------------------------------


                                                            Balanced       Mid Cap      Money Market
                                           Asset Manager   Portfolio -   Portfolio -        Fund
                                            Portfolio -      Service       Service       Portfolio -
                                          Service Class 2    Class 2       Class 2      Initial Class
                                            Sub-Account    Sub-Account   Sub-Account     Sub-Account
                                          -----------------------------------------------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $38,043; $304,281;
       $597,634; $313,082; $75,810;
       $45,346; $151,126; $93,920;
       $232,546;$93,546,$77,305)          $       40,114   $   339,161   $   852,641    $     313,082
                                          -----------------------------------------------------------
          Total invested assets                   40,114       339,161       852,641          313,082

Other assets (liabilities)                            (4)            5             2             (965)
                                          -----------------------------------------------------------

Net assets                                $       40,110   $   339,166   $   852,643    $     312,117
                                          ===========================================================

Units Outstanding
    Pinnacle                                    2,294.49     25,354.79     32,296.21        28,333.25
    Pinnacle II                                    74.06      1,718.84      6,460.78               --
    Legacy                                            --            --      1,009.76               --
    Variable Universal Life                     1,086.59        694.27      3,599.57               --

Unit Values
    Pinnacle                              $        11.92   $     12.24   $     19.79    $       11.02
    Pinnacle II                           $        11.92   $     12.24   $     19.79    $          --
    Legacy                                $           --   $        --   $     19.79    $          --
    Variable Universal Life               $        10.94   $     11.15   $     18.21    $          --

                                                Franklin Templeton Variable
                                                  Insurance Products Trust
                                                   (unaffiliated issuer)
                                          ----------------------------------------
                                           Franklin
                                          Growth and     Franklin       Franklin
                                            Income        Income          U.S.
                                          Securities    Securities     Government
                                            Fund -        Fund -         Fund -
                                            Class 2       Class 2       Class 2
                                          Sub-Account   Sub-Account   Sub-Account
                                          ----------------------------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $38,043; $304,281;
       $597,634; $313,082; $75,810;
       $45,346; $151,126; $93,920;
       $232,546;$93,546,$77,305)          $    78,321   $    44,870   $    149,348
                                          ----------------------------------------
          Total invested assets                78,321        44,870        149,348

Other assets (liabilities)                         (1)            8              3
                                          ----------------------------------------

Net assets                                $    78,320   $    44,878   $    149,351
                                          ========================================

Units Outstanding
    Pinnacle                                 4,326.15      2,106.89      13,144.85
    Pinnacle II                                890.52        393.97         808.12
    Legacy                                     178.85        661.83             --
    Variable Universal Life                        --            --             --

Unit Values
    Pinnacle                              $     14.52   $     14.19   $      10.70
    Pinnacle II                           $     14.52   $     14.19   $      10.70
    Legacy                                $     14.52   $     14.19   $         --
    Variable Universal Life               $        --   $        --   $         --

                                                       Franklin Templeton Variable
                                                        Insurance Products Trust
                                                          (unaffiliated issuer)
                                          -----------------------------------------------------
                                            Franklin
                                           Large Cap     Templeton     Templeton      Mutual
                                             Growth       Foreign       Growth        Shares
                                           Securities   Securities    Securities    Securities
                                             Fund -       Fund -        Fund -        Fund -
                                            Class 2       Class 2       Class 2       Class 2
                                          Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                          -----------------------------------------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $38,043; $304,281;
       $597,634; $313,082; $75,810;
       $45,346; $151,126; $93,920;
       $232,546;$93,546,$77,305)          $    95,953   $   259,245   $   103,810   $    87,027
                                          --------------------------------------------------=--
          Total invested assets                95,953       259,245       103,810        87,027

Other assets (liabilities)                         (2)           (4)            1             4
                                          -----------------------------------------------------

Net assets                                $    95,951   $   259,241   $   103,811   $    87,031
                                          =====================================================

Units Outstanding
    Pinnacle                                 6,835.92     11,867.49      5,544.14      5,367.94
    Pinnacle II                                345.63      1,417.69        457.01        187.14
    Legacy                                         --      1,396.03        124.80        173.87
    Variable Universal Life                        --            --            --            --

Unit Values
    Pinnacle                              $     13.36   $     17.66   $     16.95   $     15.19
    Pinnacle II                           $     13.36   $     17.66   $     16.95   $     15.19
    Legacy                                $        --   $     17.66   $     16.95   $     15.19
    Variable Universal Life               $        --   $        --   $        --   $        --


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                      Statements of Assets and Liabilities

                                December 31, 2005


                                                                                             J.P. Morgan
                                                                                              Series II
                                                      Janus Aspen Series                        Trust
                                                      (unaffiliated issuer)             (unaffiliated issuer)
                                          -------------------------------------------   ---------------------
                                                                          Worldwide
                                             Mid Cap          Forty         Growth
                                              Growth       Portfolio -   Portfolio -           Mid Cap
                                           Portfolio -       Service       Service              Value
                                          Service Shares     Shares         Shares            Portfolio
                                           Sub-Account     Sub-Account   Sub-Account         Sub-Account
                                          -------------------------------------------   ---------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $51,443; $84,404;
       $96,706; $31,720; $ 93,434;
       $67,433; $252,893; $71,516;
       $209,356; $86,615)                 $       65,433   $   112,861   $    108,515       $     33,438
                                          -------------------------------------------   ---------------------
          Total invested assets                   65,433       112,861        108,515             33,438

Other assets (liabilities)                             1             1              1                 --
                                          -------------------------------------------   ---------------------

Net assets                                $       65,434   $   112,862   $    108,516       $     33,438
                                          ===========================================   =====================
Units Outstanding
  Pinnacle                                      5,790.78      9,269.56      11,391.97           1,895.59
  Pinnacle II                                     243.61            --         283.12             142.73
  Legacy                                              --            --             --                 --
  Variable Universal Life                             --            --             --                 --

Unit Values
  Pinnacle                                $        10.84   $     12.18   $       9.29       $      16.40
  Pinnacle II                             $        10.84   $        --   $       9.29       $      16.40
  Legacy                                  $           --   $        --   $         --       $         --
  Variable Universal Life                 $           --   $        --   $         --       $         --


                                                                                MFS Variable
                                                                              Insurance Trust
                                                                           (unaffiliated issuer)
                                          -----------------------------------------------------------------------------------------
                                                                              Capital       Emerging       Mid Cap         New
                                                                           Opportunities     Growth        Growth       Discovery
                                             Emerging        Investors       Series -       Series -      Series -      Series -
                                          Growth Series -  Trust Series -     Service        Service       Service       Service
                                           Initial Class   Initial Class       Class          Class         Class         Class
                                            Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account   Sub-Account
                                          -----------------------------------------------------------------------------------------
Assets
    Investments in securities of
       unaffiliated issuers, at fair
       value (cost $51,443; $84,404;
       $96,706; $31,720; $ 93,434;
       $67,433; $252,893; $71,516;
       $209,356; $86,615)                 $      119,682   $      80,092   $     295,956   $    86,048   $   269,257   $   100,434
                                          -----------------------------------------------------------------------------------------
          Total invested assets                  119,682          80,092         295,956        86,048       269,257       100,434

Other assets (liabilities)                             1              (2)              8            (3)            5            (1)
                                          -----------------------------------------------------------------------------------------

Net assets                                $      119,683   $      80,090   $     295,964   $    86,045   $   269,262   $   100,433
                                          =========================================================================================
Units Outstanding
  Pinnacle                                            --              --       29,357.52      9,091.58     26,000.68      7,443.81
  Pinnacle II                                         --              --        1,339.13            --      1,554.11        367.52
  Legacy                                              --              --              --            --         29.03            --
  Variable Universal Life                      13,961.35        8,274.62        3,502.26            --      3,033.19      1,649.46

Unit Values
  Pinnacle                                $           --   $          --   $        8.74   $      9.46   $      8.97   $     10.86
  Pinnacle II                             $           --   $          --   $        8.74   $        --   $      8.97   $     10.86
  Legacy                                  $           --   $          --   $          --   $        --   $      8.97   $        --
  Variable Universal Life                 $         8.57   $        9.68   $        7.89   $        --   $      7.16   $      9.45


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                      Statements of Assets and Liabilities

                               December 31, 2005


                                                                                            Oppenheimer                PIMCO
                                                           Oppenheimer Variable              Panorama                Variable
                                                               Account Funds             Series Fund, Inc.        Insurance Trust
                                                           (unaffiliated issuer)       (unaffiliated issuer)   (unaffiliated issuer)
                                                       -----------------------------   ---------------------   ---------------------
                                                        Aggressive       Strategic
                                                          Growth           Bond            International             Long-Term
                                                         Fund/VA -       Fund/VA -       Growth Fund/VA -         U.S. Government
                                                       Service Class   Service Class       Service Class          Bond Portfolio
                                                        Sub-Account     Sub-Account         Sub-Account             Sub-Account
                                                       -----------------------------   ---------------------   ---------------------
Assets
  Investments in securities of unaffiliated
     issuers, at fair value (cost $89,434; $375,122;
     $233,082; $43,694; $48,092; $232,155; $1,516;
     $71,520; $4,541)                                  $     112,083   $     381,063     $        325,434         $        43,220
                                                       -----------------------------   ---------------------   ---------------------
        Total invested assets                                112,083         381,063              325,434                  43,220

Other assets (liabilities)                                        (4)              1                   --                    (111)
                                                       -----------------------------   ---------------------   ---------------------

Net assets                                             $     112,079   $     381,064     $        325,434         $        43,109
                                                       =============================   =====================   =====================

Units Outstanding
  Pinnacle                                                 10,215.67       24,906.38            21,047.74                      --
  Pinnacle II                                                 167.90           66.00             2,637.11                      --
  Legacy                                                       33.19        1,856.01             1,165.16                      --
  Variable Universal Life                                         --              --                   --                2,618.83

Unit Values
  Pinnacle                                             $       10.76   $       14.20     $          13.10         $            --
  Pinnacle II                                          $       10.76   $       14.20     $          13.10         $            --
  Legacy                                               $       10.76   $       14.20     $          13.10         $            --
  Variable Universal Life                              $          --   $          --     $             --         $         16.46

                                                                                  Putnam Variable Trust
                                                                                  (unaffiliated issuer)
                                                       ---------------------------------------------------------------------------
                                                         Growth       International         New          Small Cap
                                                       and Income        Equity        Opportunities       Value         Voyager
                                                         Fund -          Fund -           Fund -          Fund -         Fund -
                                                        Class IB        Class IB         Class IB        Class IB       Class IB
                                                       Sub-Account     Sub-Account      Sub-Account     Sub-Account    Sub-Account
                                                       ---------------------------------------------------------------------------
Assets
  Investments in securities of unaffiliated
     issuers, at fair value (cost $89,434; $375,122;
     $233,082; $43,694; $48,092; $232,155; $1,516;
     $71,520; $4,541)                                  $    50,335    $     269,105    $       1,681    $    79,024    $     4,977
                                                       ---------------------------------------------------------------------------
        Total invested assets                               50,335          269,105            1,681         79,024          4,977

Other assets (liabilities)                                      15               --               (1)             2              2
                                                       ---------------------------------------------------------------------------

Net assets                                             $    50,350    $     269,105    $       1,680    $    79,026    $     4,979
                                                       ===========================================================================

Units Outstanding
  Pinnacle                                                3,128.75         4,929.95           110.45       3,298.26         377.18
  Pinnacle II                                               317.52           408.82               --         747.99             --
  Legacy                                                        --               --               --           2.22             --
  Variable Universal Life                                       --        10,705.22               --             --             --

Unit Values
  Pinnacle                                             $     14.61    $       17.04    $       15.21    $     19.52    $     13.20
  Pinnacle II                                          $     14.61    $       17.04    $          --    $     19.52    $        --
  Legacy                                               $        --    $          --    $          --    $     19.52    $        --
  Variable Universal Life                              $        --    $       16.64    $          --    $        --    $        --


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                      Statements of Assets and Liabilities

                               December 31, 2005


                                                                 Scudder Investments           Scudder Variable
                                                                      VIT Funds                    Series I
                                                                (unaffiliated issuer)        (unaffiliated issuer)
                                                             ----------------------------    ---------------------
                                                              Equity 500      Small Cap              Bond
                                                             Index Fund -    Index Fund -         Portfolio -
                                                               Class A         Class A              Class A
                                                             Sub-Account     Sub-Account          Sub-Account
                                                             ----------------------------    ---------------------
Assets
  Investments in securities of unaffiliated
     issuers, at fair value (cost $3,889,667;
     $132,849; $14,339)                                      $  4,522,374    $    145,147       $        14,317
  Investments in securities of affiliated
     issuers, at fair value (cost $276,709; $1,190,774;
     $817,014; $1,896,249; $136,668; $1,956,650; $117,030)             --              --                    --
                                                             ----------------------------    ---------------------
        Total invested assets                                   4,522,374         145,147                14,317

Other assets (liabilities)                                              4             (18)                   --
                                                             ----------------------------    ---------------------

Net assets                                                   $  4,522,378    $    145,129       $        14,317
                                                             ============================    =====================

Units Outstanding
  Pinnacle                                                     382,825.10        7,545.62                601.56
  Pinnacle II                                                    6,148.76           72.00                685.83
  Legacy                                                         2,479.15          242.16                    --
  Variable Universal Life                                        7,215.54        1,628.13                    --

Unit Values
  Pinnacle                                                   $      11.39    $      15.61       $         11.12
  Pinnacle II                                                $      11.39    $      15.61       $         11.12
  Legacy                                                     $      11.39    $      15.61       $            --
  Variable Universal Life                                    $       9.03    $      13.77       $            --

                                                                         Touchstone Variable
                                                                            Series Trust
                                                                         (affiliated issuer)
                                                             ------------------------------------------

                                                             Baron Small     Emerging      Third Avenue
                                                              Cap Fund      Growth Fund     Value Fund
                                                             Sub-Account    Sub-Account    Sub-Account
                                                             ------------------------------------------
Assets
  Investments in securities of unaffiliated
     issuers, at fair value (cost $3,889,667;
     $132,849; $14,339)                                      $        --    $        --    $         --
  Investments in securities of affiliated
     issuers, at fair value (cost $276,709; $1,190,774;
     $817,014; $1,896,249; $136,668; $1,956,650; $117,030)       362,722      1,142,169       1,204,933
                                                             ------------------------------------------
        Total invested assets                                    362,722      1,142,169       1,204,933

Other assets (liabilities)                                            --             (9)              2
                                                             ------------------------------------------

Net assets                                                   $   362,722    $ 1,142,160    $  1,204,935
                                                             ==========================================

Units Outstanding
  Pinnacle                                                     17,585.05      45,224.65       53,020.43
  Pinnacle II                                                   1,048.76       7,630.14        2,687.14
  Legacy                                                              --       2,097.79        1,753.26
  Variable Universal Life                                       1,350.71       9,623.87        5,100.60

Unit Values
  Pinnacle                                                   $     18.20    $     16.78    $      19.50
  Pinnacle II                                                $     18.20    $     16.78    $      19.50
  Legacy                                                     $        --    $     16.78    $      19.50
  Variable Universal Life                                    $     17.50    $     22.84    $      16.53

                                                                                  Touchstone Variable
                                                                                      Series Trust
                                                                                  (affiliated issuer)
                                                             --------------------------------------------------------------
                                                             Eagle Capital
                                                             Appreciation     Large Cap Core    Value Plus      Growth &
                                                                 Fund          Equity Fund         Fund        Income Fund
                                                              Sub-Account      Sub-Account      Sub-Account    Sub-Account
                                                             --------------------------------------------------------------
Assets
  Investments in securities of unaffiliated
     issuers, at fair value (cost $3,889,667;
     $132,849; $14,339)                                      $          --    $           --    $        --    $        --
  Investments in securities of affiliated
     issuers, at fair value (cost $276,709; $1,190,774;
     $817,014; $1,896,249; $136,668; $1,956,650; $117,030)       2,585,720           146,075      2,650,267        116,511
                                                             --------------------------------------------------------------
        Total invested assets                                    2,585,720           146,075      2,650,267        116,511

Other assets (liabilities)                                               4                (1)            (1)            (6)
                                                             --------------------------------------------------------------

Net assets                                                   $   2,585,724    $      146,074    $ 2,650,266    $   116,505
                                                             ==============================================================

Units Outstanding
  Pinnacle                                                      270,530.03          7,575.19     231,595.53       4,737.37
  Pinnacle II                                                    13,243.08          1,006.27       2,647.60         343.29
  Legacy                                                            292.21            514.94         770.28             --
  Variable Universal Life                                         5,976.54          5,980.97       4,145.33       3,446.59

Unit Values
  Pinnacle                                                   $        8.92    $        10.24    $     11.08    $     14.38
  Pinnacle II                                                $        8.92    $        10.24    $     11.08    $     14.38
  Legacy                                                     $        8.92    $        10.24    $     11.08    $        --
  Variable Universal Life                                    $        8.56    $         8.84    $     11.29    $     12.61


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                      Statements of Assets and Liabilities

                               December 31, 2005


                                                                                   Touchstone Variable
                                                                                      Series Trust
                                                                                   (affiliated issuer)
                                                                ----------------------------------------------------------
                                                                 Balanced      High Yield      Core Bond     Money Market
                                                                   Fund           Fund           Fund            Fund
                                                                Sub-Account    Sub-Account    Sub-Account    Sub-Account
                                                                ----------------------------------------------------------
Assets
  Investments in securities of affiliated
     issuers, at fair value (cost $171,159; $2,288,284;
     $2,231,390; $690,756 )                                     $   171,649    $ 2,427,629    $ 2,198,380    $    690,756
  Investments in securities of unaffiliated
     issuers, at fair value (cost $183,851;
     $12,173; $51,178 )                                                  --             --             --              --
                                                                ----------------------------------------------------------
        Total invested assets                                       171,649      2,427,629      2,198,380         690,756

Other assets (liabilities)                                               (1)            (6)             1          (2,670)
                                                                ----------------------------------------------------------

Net assets                                                      $   171,648    $ 2,427,623    $ 2,198,381    $    688,086
                                                                ==========================================================

Units Outstanding
  Pinnacle                                                         6,759.09     160,661.32     174,718.02       43,258.51
  Pinnacle II                                                        543.75       2,393.27          42.28           82.33
  Legacy                                                           2,071.55         747.96       2,498.64        8,251.82
  Variable Universal Life                                          2,762.11       2,664.33         977.24       13,839.60

Unit Values
  Pinnacle                                                      $     13.84    $     14.59    $     12.33    $      10.52
  Pinnacle II                                                   $     13.84    $     14.59    $     12.33    $      10.52
  Legacy                                                        $     13.84    $     14.59    $     12.33    $      10.52
  Variable Universal Life                                       $     15.17    $     14.04    $     13.12    $      10.50

                                                                                                       Van Kampen
                                                                                                      The Universal
                                                                       Van Kampen Life                Institutional
                                                                       Investment Trust                Funds, Inc.
                                                                    (unaffiliated issuer)         (unaffiliated issuer)
                                                                ------------------------------    ---------------------
                                                                 Comstock      Emerging Growth      Emerging Markets
                                                                Portfolio -      Portfolio -       Equity Portfolio -
                                                                 Class II         Class II              Class II
                                                                Sub-Account      Sub-Account           Sub-Account
                                                                ------------------------------    ---------------------
Assets
  Investments in securities of affiliated
     issuers, at fair value (cost $171,159; $2,288,284;
     $2,231,390; $690,756 )                                     $        --    $            --    $                 --
  Investments in securities of unaffiliated
     issuers, at fair value (cost $183,851;
     $12,173; $51,178 )                                             193,945             13,498                  66,390
                                                                ------------------------------    ---------------------
        Total invested assets                                       193,945             13,498                  66,390

Other assets (liabilities)                                                7                  1                    (213)
                                                                ------------------------------    ---------------------

Net assets                                                         $193,952    $        13,499    $             66,177
                                                                ==============================    =====================

Units Outstanding
  Pinnacle                                                        11,956.77             986.69                2,523.54
  Pinnacle II                                                        492.10                 --                  120.38
  Legacy                                                                 --                 --                      --
  Variable Universal Life                                                --                 --                      --

Unit Values
  Pinnacle                                                      $     15.58    $         13.68    $              25.03
  Pinnacle II                                                   $     15.58    $            --    $              25.03
  Legacy                                                        $        --    $            --    $                 --
  Variable Universal Life                                       $        --    $            --    $                 --


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2005


                                                                                   AIM V. I.                       AIM V. I.
                                                                                   Government      AIM V. I.        Capital
                                                                                   Securities        Basic        Appreciation
                                                                 AIM V.I. Growth     Fund -       Value Fund -       Fund-
                                                                 Fund- Series I     Series I       Series II       Series II
                                                                   Sub-Account    Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $        630    $      2,014    $         --
  Miscellaneous income (loss)                                             (128)            (41)            (69)              5

Expenses:
  Mortality and expense risk, and administrative charge                  1,540             164             975               9
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                          (1,668)            425             970              (4)
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                           21,862            (445)          6,078             110

  Realized gain (loss) on sale of fund shares                           (9,184)            120             865              17

  Realized gain distributions                                               --              --              --              --
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  12,678            (325)          6,943             127
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              11,010             100           7,913             123
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                32,448           2,775          25,104             403

  Net transfers between subaccounts and/or fixed account                (5,971)          1,531           3,756             697

  Withdrawals and surrenders                                            (8,625)             --          (1,522)             --

  Cost of insurance and benefits provided by riders                    (15,214)         (1,388)         (3,487)            (60)

  Contract maintenance charge                                           (3,126)           (440)         (2,480)            (73)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                     (488)          2,478          21,371             967
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   10,522           2,578          29,284           1,090

Net assets, at beginning of period                                     174,661          17,102         151,383             191
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $     185,183    $     19,680    $    180,667    $      1,281
                                                                 ==============================================================

                                                                                                     Alger
                                                                                   AIM V. I.        American         Alger
                                                                   AIM V. I.     Premier Equity      Small          American
                                                                 Growth Fund -       Fund -      Capitalization      Growth
                                                                  Series II        Series II       Portfolio       Portfolio
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $        158    $         --    $        372
  Miscellaneous income (loss)                                                1            (116)            (47)           (274)

Expenses:

  Mortality and expense risk, and administrative charge                     72             150             757           1,419
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                             (71)           (108)           (804)         (1,321)
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                              724            (556)         13,961          25,935

  Realized gain (loss) on sale of fund shares                               80           1,671             (30)         (8,198)

  Realized gain distributions                                               --              --              --              --
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                     804           1,115          13,931          17,737
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                                 733           1,007          13,127          16,416
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                 1,991          11,763          11,890          28,620

  Net transfers between subaccounts and/or fixed account                   238          23,867             167          (9,235)

  Withdrawals and surrenders                                                --          (7,640)         (3,064)        (12,172)

  Cost of insurance and benefits provided by riders                       (768)         (1,164)         (5,787)        (13,709)

  Contract maintenance charge                                             (653)           (834)         (1,633)         (2,674)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                      808          25,992           1,573          (9,170)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                    1,541          26,999          14,700           7,246

Net assets, at beginning of period                                      10,193          38,249          77,726         162,954
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $      11,734    $     65,248    $     92,426    $    170,200
                                                                 ==============================================================

                                                                                                  Fidelity VIP
                                                                 Fidelity VIP     Fidelity VIP      Growth &
                                                                 Equity-Income     Contrafund        Income
                                                                  Portfolio-       Portfolio-      Portfolio-
                                                                    Service         Service         Serivce
                                                                    Class 2         Class 2         Class 2
                                                                  Sub-Account     Sub-Account     Sub-Account
                                                                 ----------------------------------------------
Income:
  Dividends                                                      $       7,323    $        585    $      4,934
  Miscellaneous income (loss)                                           (1,006)           (476)           (807)

Expenses:

  Mortality and expense risk, and administrative charge                  3,157           3,109           1,886
                                                                 ----------------------------------------------

  Net investment income (loss)                                           3,160          (3,000)          2,241
                                                                 ----------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                          (23,519)         70,451           9,002

  Realized gain (loss) on sale of fund shares                           27,365          12,746          13,988

  Realized gain distributions                                           18,103              84              --
                                                                 ----------------------------------------------

Net realized and unrealized gain (loss) on investments                  21,949          83,281          22,990
                                                                 ----------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              25,109          80,281          25,231
                                                                 ----------------------------------------------

Contract owners activity:
  Payments received from contract owners                                92,756          84,456          75,329

  Net transfers between subaccounts and/or fixed account                20,445          77,325          (5,750)

  Withdrawals and surrenders                                           (37,088)        (16,874)        (21,430)

  Cost of insurance and benefits provided by riders                    (24,559)        (24,536)        (14,235)

  Contract maintenance charge                                          (10,761)        (12,879)         (7,371)
                                                                 ----------------------------------------------

Net increase (decrease) from contract owners activity                   40,793         107,492          26,543
                                                                 ----------------------------------------------

Net increase (decrease) in net assets                                   65,902         187,773          51,774

Net assets, at beginning of period                                     492,171         428,998         370,604
                                                                 ----------------------------------------------

Net assets, at end of period                                     $     558,073    $    616,771    $    422,378
                                                                 ==============================================


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2005


                                                                 Fidelity VIP     Fidelity VIP    Fidelity VIP    Fidelity VIP
                                                                    Growth        Asset Manager     Balanced        Mid Cap
                                                                  Portfolio-       Portfolio-      Portfolio-      Portfolio-
                                                                    Serivce          Service        Service         Service
                                                                    Class 2          Class 2        Class 2         Class 2
                                                                  Sub-Account      Sub-Account    Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $         705    $        818    $      7,800    $         --
  Miscellaneous income (loss)                                              487            (110)            (53)           (901)

Expenses:
  Mortality and expense risk, and administrative charge                  1,477             261           1,841           4,714
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                            (285)            447           5,906          (5,615)
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                           (6,701)            (58)          4,360          35,328

  Realized gain (loss) on sale of fund shares                           17,582             672           5,784          85,973

  Realized gain distributions                                               --              11             233          12,554
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  10,881             625          10,377         133,855
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              10,596           1,072          16,283         128,240
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                50,748           8,522          63,505         109,461

  Net transfers between subaccounts and/or fixed account               (20,920)          1,714           6,918         (74,366)

  Withdrawals and surrenders                                           (23,261)           (553)        (12,352)        (12,536)

  Cost of insurance and benefits provided by riders                    (14,063)         (2,478)        (19,260)        (22,508)

  Contract maintenance charge                                           (6,378)         (1,966)         (7,688)        (14,825)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                  (13,874)          5,239          31,123         (14,774)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   (3,278)          6,311          47,406         113,466

Net assets, at beginning of period                                     241,230          33,799         291,760         739,177
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $     237,952    $     40,110    $    339,166    $    852,643
                                                                 ==============================================================

                                                                   Fidelity
                                                                      VIP           Franklin
                                                                 Money Market        Growth         Franklin
                                                                     Fund           & Income         Income       Franklin U.S.
                                                                  Portfolio-       Securities      Securities      Government
                                                                    Initial          Fund -          Fund -           Fund
                                                                     Class          Class 2         Class 2          Class 2
                                                                  Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $       8,928    $      2,846    $        611    $      6,880
  Miscellaneous income (loss)                                             (623)           (861)            (46)         (1,521)

Expenses:
  Mortality and expense risk, and administrative charge                  6,839             169              74             418
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                           1,466           1,816             491           4,941
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                               --            (175)         (1,248)           (406)

  Realized gain (loss) on sale of fund shares                               --             474             323          (1,665)

  Realized gain distributions                                               --              --              --              --
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                      --             299            (925)         (2,071)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               1,466           2,115            (434)          2,870
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                95,566          16,475          10,213          28,254

  Net transfers between subaccounts and/or fixed account               (63,819)         29,142          26,818          36,211

  Withdrawals and surrenders                                            (2,511)         (3,722)         (1,692)        (27,660)

  Cost of insurance and benefits provided by riders                    (47,147)           (904)         (1,771)         (3,893)

  Contract maintenance charge                                          (18,317)           (147)           (925)         (2,429)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                  (36,228)         40,844          32,643          30,483
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                  (34,762)         42,959          32,209          33,353

Net assets, at beginning of period                                     346,879          35,361          12,669         115,998
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $     312,117    $     78,320    $     44,878    $    149,351
                                                                 ==============================================================

                                                                   Franklin         Franklin        Franklin
                                                                     Large         Templeton       Templeton
                                                                  Cap Growth        Foreign          Growth
                                                                  Securities       Securities      Securities
                                                                    Fund -           Fund -          Fund -
                                                                    Class 2         Class 2         Class 2
                                                                  Sub-Account     Sub-Account     Sub-Account
                                                                 ----------------------------------------------
Income:
  Dividends                                                      $         273    $      1,751    $      1,080
  Miscellaneous income (loss)                                            1,595           1,413             106

Expenses:
  Mortality and expense risk, and administrative charge                    250             788             491
                                                                 ----------------------------------------------

  Net investment income (loss)                                           1,618           2,376             695
                                                                 ----------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                           (1,471)         15,199           3,434

  Realized gain (loss) on sale of fund shares                            1,407           3,392           2,830

  Realized gain distributions                                               --              --              --
                                                                 ----------------------------------------------

Net realized and unrealized gain (loss) on investments                     (64)         18,591           6,264
                                                                 ----------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               1,554          20,967           6,959
                                                                 ----------------------------------------------

Contract owners activity:
  Payments received from contract owners                                12,960          53,241          19,301

  Net transfers between subaccounts and/or fixed account                43,030         100,451          23,340

  Withdrawals and surrenders                                            (4,697)        (14,514)         (4,452)

  Cost of insurance and benefits provided by riders                     (2,184)         (5,008)         (3,343)

  Contract maintenance charge                                           (1,264)         (4,464)         (2,487)
                                                                 ----------------------------------------------

Net increase (decrease) from contract owners activity                   47,845         129,706          32,359
                                                                 ----------------------------------------------

Net increase (decrease) in net assets                                   49,399         150,673          39,318

Net assets, at beginning of period                                      46,552         108,568          64,493
                                                                 ----------------------------------------------

Net assets, at end of period                                     $      95,951    $    259,241    $    103,811
                                                                 ==============================================


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2005



                                                                                                                  Janus Aspen
                                                                                  Janus Aspen     Janus Aspen      Worldwide
                                                                                    Mid Cap          Forty           Growth
                                                                Franklin Mutual     Growth -      Portfolio -     Portfolio -
                                                               Shares Securities    Service         Service         Service
                                                                Fund - Class 2       Shares          Shares          Shares
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $         680    $         --    $          9    $      1,304
  Miscellaneous income (loss)                                            1,488            (114)              6            (128)

Expenses:
  Mortality and expense risk, and administrative charge                    180             405             656             756
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                           1,988            (519)           (641)            420
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                            4,243           1,141           4,082          (2,927)

  Realized gain (loss) on sale of fund shares                            1,973           5,693           7,767           8,153

  Realized gain distributions                                               --              --              --              --
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   6,216           6,834          11,849           5,226
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               8,204           6,315          11,208           5,646
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                17,546          16,147          11,180          20,541

  Net transfers between subaccounts and/or fixed account                16,571           1,786         (32,502)        (32,543)

  Withdrawals and surrenders                                            (3,788)         (5,843)         (2,217)        (10,192)

  Cost of insurance and benefits provided by riders                     (1,215)         (7,017)         (3,734)         (4,330)

  Contract maintenance charge                                             (606)         (2,263)         (2,424)         (2,382)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                   28,508           2,810         (29,697)        (28,906)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   36,712           9,125         (18,489)        (23,260)

Net assets, at beginning of period                                      50,319          56,309         131,351         131,776
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $      87,031    $     65,434    $    112,862    $    108,516
                                                                 ==============================================================

                                                                                    MFS VIT         MFS VIT         MFS VIT
                                                                  J.P. Morgan       Emerging       Investors        Capital
                                                                 Mid Cap Value       Growth          Trust        Opportunities
                                                                    Series          Series -        Series -         Series -
                                                                   II Trust         Initial         Initial         Service
                                                                   Portfolio         Class           Class           Class
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          74    $         --      $      413    $      1,486
  Miscellaneous income (loss)                                              (22)           (160)           (199)           (165)

Expenses:
  Mortality and expense risk, and administrative charge                     50             981             677           1,509
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                               2          (1,141)           (463)           (188)
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                            1,267           9,693           5,435           3,434

  Realized gain (loss) on sale of fund shares                              621             145            (481)           (482)

  Realized gain distributions                                              546              --              --              --
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   2,434           9,838           4,954           2,952
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               2,436           8,697           4,491           2,764
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                 4,783          20,770           9,355          24,028

  Net transfers between subaccounts and/or fixed account                23,495          (4,941)          1,436           6,068

  Withdrawals and surrenders                                              (162)         (7,241)         (4,341)         (4,798)

  Cost of insurance and benefits provided by riders                       (526)         (9,600)         (5,645)         (7,738)

  Contract maintenance charge                                             (494)         (1,675)           (947)         (2,624)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                   27,096          (2,687)           (142)         14,936
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   29,532           6,010           4,349          17,700

Net assets, at beginning of period                                       3,906         113,673          75,741         278,264
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $      33,438    $    119,683    $     80,090    $    295,964
                                                                 ==============================================================

                                                                                                     MFS VIT
                                                                     MFS VIT       MFS VIT Mid         New
                                                                 Emerging Growth    Cap Growth      Discovery
                                                                 Series-Service   Series-Service     Series-
                                                                      Class           Class       Service Class
                                                                   Sub-Account     Sub-Account     Sub-Account
                                                                 ----------------------------------------------
Income:
  Dividends                                                      $          --    $         --    $         --
  Miscellaneous income (loss)                                              339           1,589             (81)

Expenses:
  Mortality and expense risk, and administrative charge                    426           1,661             537
                                                                 ----------------------------------------------

  Net investment income (loss)                                             (87)            (72)           (618)
                                                                 ----------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                             (133)          3,224            (882)

  Realized gain (loss) on sale of fund shares                            6,828           4,218           6,209

  Realized gain distributions                                               --              --              --
                                                                 ----------------------------------------------

Net realized and unrealized gain (loss) on investments                   6,695           7,442           5,327
                                                                 ----------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               6,608           7,370           4,709
                                                                 ----------------------------------------------

Contract owners activity:
  Payments received from contract owners                                15,753          33,347          20,696

  Net transfers between subaccounts and/or fixed account                    (6)         (9,915)         (2,367)

  Withdrawals and surrenders                                            (4,748)         (7,769)         (8,846)

  Cost of insurance and benefits provided by riders                     (5,481)         (9,031)         (3,904)

  Contract maintenance charge                                           (2,550)         (6,337)         (2,178)
                                                                 ----------------------------------------------

Net increase (decrease) from contract owners activity                    2,968             295           3,401
                                                                 ----------------------------------------------

Net increase (decrease) in net assets                                    9,576           7,665           8,110

Net assets, at beginning of period                                      76,469         261,597          92,323
                                                                 ----------------------------------------------

Net assets, at end of period                                     $      86,045    $    269,262    $    100,433
                                                                 ==============================================

SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2005


                                                                                                  Oppenheimer
                                                                                                   Panormama
                                                                  Oppenheimer                        Series        PIMCO VIT
                                                                  Aggressive      Oppenheimer    International     Long-Term
                                                                    Growth       Strategic Bond      Growth           U.S.
                                                                   Fund/VA -        Fund/VA -      Fund/VA -       Government
                                                                 Service Class   Service Class   Service Class        Bond
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $     10,386    $      1,959    $      2,579
  Miscellaneous income (loss)                                             (484)           (436)           (609)           (117)

Expenses:
  Mortality and expense risk, and administrative charge                    664           1,869           1,296             356
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                          (1,148)          8,081              54           2,106
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                            7,073          (6,378)         13,590          (1,099)

  Realized gain (loss) on sale of fund shares                            4,733           3,248          24,060             367

  Realized gain distributions                                               --              --              --              --
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  11,806          (3,130)         37,650            (732)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              10,658           4,951          37,704           1,374
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                18,104          50,127          38,930           9,196

  Net transfers between subaccounts and/or fixed account               (12,245)        100,906           7,146           2,669

  Withdrawals and surrenders                                            (6,566)         (5,387)        (21,348)           (829)

  Cost of insurance and benefits provided by riders                     (6,388)        (11,594)         (7,485)         (5,268)

  Contract maintenance charge                                           (3,529)         (6,758)         (5,734)         (1,155)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                  (10,624)        127,294          11,509           4,613
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                       34         132,245          49,213           5,987

Net assets, at beginning of period                                     112,045         248,819         276,221          37,122
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $     112,079    $    381,064    $    325,434    $     43,109
                                                                 ==============================================================

                                                                   Putnam VT       Putnam VT       Putnam VT       Putnam VT
                                                                  Growth and     International        New          Small Cap
                                                                 Income Fund -   Equity Fund -   Opportunities    Value Fund -
                                                                   Class IB        Class IB     Fund - Class IB     Class IB
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $         319    $      3,346    $          7    $        146
  Miscellaneous income (loss)                                             (213)           (152)            (11)            (86)

Expenses:
  Mortality and expense risk, and administrative charge                    110           1,570              25             536
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                              (4)          1,624             (29)           (476)
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                            1,127           2,886            (637)         (5,831)

  Realized gain (loss) on sale of fund shares                              339          20,894             942           8,757

  Realized gain distributions                                                -              --              --           4,752
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                   1,466          23,780             305           7,678
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               1,462          25,404             276           7,202
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                 4,153          41,846             591          12,518

  Net transfers between subaccounts and/or fixed account                38,414          28,213             881         (11,736)

  Withdrawals and surrenders                                                 -         (22,086)         (5,355)           (123)

  Cost of insurance and benefits provided by riders                       (787)         (7,140)            (71)         (2,350)

  Contract maintenance charge                                             (463)         (2,783)            (56)         (2,720)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                   41,317          38,050          (4,010)         (4,411)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   42,779          63,454          (3,734)          2,791

Net assets, at beginning of period                                       7,571         205,651           5,414          76,235
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $      50,350    $    269,105    $      1,680    $     79,026
                                                                 ==============================================================



                                                                                  Scudder VIT     Scudder VIT
                                                                   Putnam VT      EAFE Equity      Equity 500
                                                                 Voyager Fund -  Index Fund -      Index Fund -
                                                                    Class IB      Class A (a)       Class A
                                                                  Sub-Account     Sub-Account     Sub-Account
                                                                 ----------------------------------------------
Income:
  Dividends                                                      $          43    $      3,924    $     63,049
  Miscellaneous income (loss)                                              (17)           (839)        (20,386)

Expenses:
  Mortality and expense risk, and administrative charge                     14             463          28,866
                                                                 ----------------------------------------------

  Net investment income (loss)                                              12           2,622          13,797
                                                                 ----------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                              151         (23,762)        111,983

  Realized gain (loss) on sale of fund shares                               26          21,048          27,570

  Realized gain distributions                                               --              --              --
                                                                 ----------------------------------------------

Net realized and unrealized gain (loss) on investments                     177          (2,714)        139,553
                                                                 ----------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                                 189             (92)        153,350
                                                                 ----------------------------------------------

Contract owners activity:
  Payments received from contract owners                                   995          24,701         495,734

  Net transfers between subaccounts and/or fixed account                   136        (203,611)        246,930

  Withdrawals and surrenders                                                --          (3,810)        (10,471)

  Cost of insurance and benefits provided by riders                       (152)         (2,831)       (142,925)

  Contract maintenance charge                                              (58)         (1,934)        (78,754)
                                                                 ----------------------------------------------

Net increase (decrease) from contract owners activity                      921        (187,485)        510,514
                                                                 ----------------------------------------------

Net increase (decrease) in net assets                                    1,110        (187,577)        663,864

Net assets, at beginning of period                                       3,869         187,577       3,858,514
                                                                 ----------------------------------------------

Net assets, at end of period                                     $       4,979    $         --    $  4,522,378
                                                                 ==============================================

                                                                                    Scudder
                                                                                    Variable
                                                                  Scudder VIT        Series
                                                                   Small Cap         I Bond
                                                                 Index Fund -     Portfolio -
                                                                    Class A         Class A
                                                                  Sub-Account     Sub-Account
                                                                 ------------------------------
Income:
  Dividends                                                      $         952    $        235
  Miscellaneous income (loss)                                               54               3

Expenses:
  Mortality and expense risk, and administrative charge                    923              42
                                                                 ------------------------------

  Net investment income (loss)                                              83             196
                                                                 ------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                          (13,651)            (68)

  Realized gain (loss) on sale of fund shares                           11,785             (39)

  Realized gain distributions                                            4,083              60
                                                                 ------------------------------

Net realized and unrealized gain (loss) on investments                   2,217             (47)
                                                                 ------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               2,300             149
                                                                 ------------------------------

Contract owners activity:
  Payments received from contract owners                                26,424           8,481

  Net transfers between subaccounts and/or fixed account               (45,361)          2,735

  Withdrawals and surrenders                                            (3,366)         (1,003)

  Cost of insurance and benefits provided by riders                     (5,684)           (266)

  Contract maintenance charge                                           (2,531)           (235)
                                                                 ------------------------------

Net increase (decrease) from contract owners activity                  (30,518)          9,712
                                                                 ------------------------------

Net increase (decrease) in net assets                                  (28,218)          9,861

Net assets, at beginning of period                                     173,347           4,456
                                                                 ------------------------------

Net assets, at end of period                                     $     145,129    $     14,317
                                                                 ==============================


(a) For the period January 1, 2005 to July 25, 2005 (ceased operations).

SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2005


                                                                                                                   Touchstone
                                                                  Touchstone       Touchstone      Touchstone         VST
                                                                      VST             VST             VST        Eagle Capital
                                                                  Baron Small       Emerging      Third Avenue    Appreciation
                                                                   Cap Fund       Growth Fund      Value Fund         Fund
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $         --    $         90    $      2,328
  Miscellaneous income (loss)                                             (651)          1,302             (89)           (908)

Expenses:
  Mortality and expense risk, and administrative charge                  2,028           6,242           6,511          17,201
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                          (2,679)         (4,940)         (6,510)        (15,781)
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                            2,471        (196,858)         89,256         (67,896)

  Realized gain (loss) on sale of fund shares                           20,698          43,027          49,177          67,150

  Realized gain distributions                                               --         302,070          30,864              --
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  23,169         148,239         169,297            (746)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              20,490         143,299         162,787         (16,527)
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                49,332         208,541         143,934         106,720

  Net transfers between subaccounts and/or fixed account                38,574          74,353          88,604        (120,546)

  Withdrawals and surrenders                                           (14,018)        (27,113)        (34,774)        (18,096)

  Cost of insurance and benefits provided by riders                    (14,000)        (44,397)        (41,749)        (30,584)

  Contract maintenance charge                                           (8,863)        (24,544)        (22,972)        (20,004)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                   51,025         186,840         133,043         (82,510)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   71,515         330,139         295,830         (99,037)

Net assets, at beginning of period                                     291,207         812,021         909,105       2,684,761
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $     362,722    $  1,142,160    $  1,204,935    $  2,585,724
                                                                 ==============================================================


                                                                  Touchstone                       Touchstone
                                                                   VST Large       Touchstone      VST Growth      Touchstone
                                                                   Cap Core        VST Value           &              VST
                                                                  Equity Fund      Plus Fund      Income Fund    Balanced Fund
                                                                  Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $         --    $        --     $      1,850
  Miscellaneous income (loss)                                             (361)            187            (76)            (100)

Expenses:
  Mortality and expense risk, and administrative charge                    778          17,535            598            1,208
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                          (1,139)        (17,348)          (674)             542
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                          (10,810)          8,828         (5,004)          (3,156)

  Realized gain (loss) on sale of fund shares                            6,461          45,572          1,110            2,768

  Realized gain distributions                                               --              --          5,980            7,481
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  (4,349)         54,400          2,086            7,093
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              (5,488)         37,052          1,412            7,635
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                40,843          86,610         19,155           61,379

  Net transfers between subaccounts and/or fixed account                  (772)        (73,783)        39,751           86,229

  Withdrawals and surrenders                                           (13,458)        (19,598)        (6,584)            (347)

  Cost of insurance and benefits provided by riders                     (7,782)        (29,712)        (5,468)         (17,803)

  Contract maintenance charge                                           (2,755)        (20,386)        (1,819)         (10,684)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                   16,076         (56,869)        45,035          118,774
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   10,588         (19,817)        46,447          126,409

Net assets, at beginning of period                                     135,486       2,670,083         70,058           45,239
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $     146,074    $  2,650,266    $   116,505     $    171,648
                                                                 ==============================================================

                                                                  Touchstone                                       Van Kampen
                                                                      VST          Touchstone      Touchstone     LIT Comstock
                                                                  High Yield        VST Core       VST Money      Portfolio -
                                                                   Bond Fund       Bond Fund      Market Fund       Class II
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $         --    $     17,442    $      1,937
  Miscellaneous income (loss)                                             (290)           (497)           (706)           (110)

Expenses:
  Mortality and expense risk, and administrative charge                 17,627          15,755           5,923           1,513
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                         (17,917)        (16,252)         10,813             314
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                            1,423          47,066              --          (5,929)

  Realized gain (loss) on sale of fund shares                           77,733         (10,496)             --           5,099

  Realized gain distributions                                               --              --               8           6,707
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  79,156          36,570               8           5,877
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              61,239          20,318          10,821           6,191
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                81,853          61,904       1,024,382          30,671

  Net transfers between subaccounts and/or fixed account               (41,712)         63,024        (590,040)        (12,951)

  Withdrawals and surrenders                                            (1,238)          3,270         (53,331)        (18,374)

  Cost of insurance and benefits provided by riders                    (32,107)        (25,771)        (49,047)         (6,306)

  Contract maintenance charge                                          (28,555)        (17,878)        (30,364)         (4,063)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                  (21,759)         84,549         301,600         (11,023)
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   39,480         104,867         312,421          (4,832)

Net assets, at beginning of period                                   2,388,143       2,093,514         375,665         198,784
                                                                 --------------------------------------------------------------

Net assets, at end of period                                     $   2,427,623    $  2,198,381    $    688,086    $    193,952
                                                                 ==============================================================

                                                                  Van Kampen      Van Kampen
                                                                 LIT Emerging    UIF Emerging
                                                                    Growth      Markets Equity
                                                                  Portfolio -     Portfolio -
                                                                   Class II        Class II
                                                                  Sub-Account     Sub-Account
                                                                 ------------------------------
Income:
  Dividends                                                      $           3    $        182
  Miscellaneous income (loss)                                               --             294

Expenses:
  Mortality and expense risk, and administrative charge                    103             122
                                                                 ------------------------------

  Net investment income (loss)                                            (100)            354
                                                                 ------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                             (157)         10,716

  Realized gain (loss) on sale of fund shares                            2,593           4,279

  Realized gain distributions                                               --              --
                                                                 ------------------------------

Net realized and unrealized gain (loss) on investments                   2,436          14,995
                                                                 ------------------------------

Net increase (decrease) in net assets resulting from
operations                                                               2,336          15,349
                                                                 ------------------------------

Contract owners activity:
  Payments received from contract owners                                 1,553          14,170

  Net transfers between subaccounts and/or fixed account               (13,193)          5,105

  Withdrawals and surrenders                                                --             262

  Cost of insurance and benefits provided by riders                       (277)         (1,047)

  Contract maintenance charge                                             (170)           (683)
                                                                 ------------------------------

Net increase (decrease) from contract owners activity                  (12,087)         17,807
                                                                 ------------------------------

Net increase (decrease) in net assets                                   (9,751)         33,156

Net assets, at beginning of period                                      23,250          33,021
                                                                 ------------------------------

Net assets, at end of period                                     $      13,499    $     66,177
                                                                 ==============================


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                                   AIM V. I.                       AIM V. I.
                                                                   AIM V.I.        Government      AIM V. I.        Capital
                                                                    Growth         Securities        Basic        Appreciation
                                                                     Fund-           Fund -       Value Fund -       Fund-
                                                                   Series I         Series I       Series II       Series II
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $        643    $         --    $         --
  Miscellaneous income (loss)                                            1,089             123           4,987               8

Expenses:
  Mortality and expense risk, and administrative charge                  1,405             180             243               2
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                            (317)            586           4,743               6
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                           33,187            (578)          8,385              (9)

  Realized gain distributions                                               --              --              --              --

  Realized gain (loss) on sale of fund shares                          (19,789)            281             230              11
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                  13,398            (297)          8,615               2
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              13,081             289          13,358               8
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                29,481           2,357          15,293              26

  Net transfers between subaccounts and/or fixed account                 7,746          (9,211)        121,970              62

  Withdrawals and surrenders                                            (7,993)             --              --              --

  Cost of insurance and benefits provided by riders                    (16,311)         (1,368)         (1,083)            (14)

  Contract maintenance charge                                           (3,303)           (421)           (857)            (17)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                    9,621          (8,643)        135,323              57
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                   22,702          (8,354)        148,681              65

Net assets, at beginning of year                                       151,959          25,456           2,702             126
                                                                 --------------------------------------------------------------

Net assets, at end of year                                       $     174,661    $     17,102    $    151,383    $        191
                                                                 ==============================================================

                                                                                   AIM V. I.     Alger American
                                                                   AIM V. I.     Premier Equity      Small       Alger American
                                                                 Growth Fund -       Fund -      Capitalization      Growth
                                                                   Series II       Series II       Portfolio       Portfolio
                                                                  Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                                                 --------------------------------------------------------------
Income:
  Dividends                                                      $          --    $        118    $         --    $         --
  Miscellaneous income (loss)                                              (11)          1,084           1,101             847

Expenses:
  Mortality and expense risk, and administrative charge                     43              59             637           1,298
                                                                 --------------------------------------------------------------

  Net investment income (loss)                                             (55)          1,143             464            (451)
                                                                 --------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                              421           1,862          14,625          16,118

  Realized gain distributions                                               --              --              --              --

  Realized gain (loss) on sale of fund shares                               22              37          (3,584)         (7,555)
                                                                 --------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                     443           1,899          11,041           8,563
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                                 389           3,042          11,505           8,111
                                                                 --------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                   854          18,754          10,275          25,234

  Net transfers between subaccounts and/or fixed account                 9,392          16,055           1,219           9,416

  Withdrawals and surrenders                                                --              --          (3,152)         (3,165)

  Cost of insurance and benefits provided by riders                       (407)           (438)         (5,504)        (14,005)

  Contract maintenance charge                                             (376)           (328)         (1,561)         (3,003)
                                                                 --------------------------------------------------------------

Net increase (decrease) from contract owners activity                    9,463          34,043           1,277          14,477
                                                                 --------------------------------------------------------------

Net increase (decrease) in net assets                                    9,852          37,085          12,782          22,589

Net assets, at beginning of year                                           341           1,164          64,944         140,365
                                                                 --------------------------------------------------------------

Net assets, at end of year                                       $      10,193    $     38,249    $     77,726    $    162,954
                                                                 ==============================================================

                                                                                                  Fidelity VIP
                                                                  Fidelity VIP    Fidelity VIP       Growth
                                                                 Equity-Income     Contra fund      & Income
                                                                   Portfolio-      Portfolio-      Portfolio-
                                                                    Service          Service        Serivce
                                                                    Class 2          Class 2        Class 2
                                                                  Sub-Account      Sub-Account    Sub-Account
                                                                 ----------------------------------------------
Income:
  Dividends                                                      $       5,332    $        703    $      1,830
  Miscellaneous income (loss)                                            4,670           2,893           3,349

Expenses:
  Mortality and expense risk, and administrative charge                  2,342           2,079           1,322
                                                                 ----------------------------------------------

  Net investment income (loss)                                           7,659           1,517           3,856
                                                                 ----------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on
  investments                                                           34,513          38,608          16,711

  Realized gain distributions                                            1,389              --              --

  Realized gain (loss) on sale of fund shares                            5,607          16,314           1,274
                                                                 ----------------------------------------------

Net realized and unrealized gain (loss) on investments                  41,509          54,922          17,985
                                                                 ----------------------------------------------

Net increase (decrease) in net assets resulting from
operations                                                              49,168          56,439          21,841
                                                                 ----------------------------------------------

Contract owners activity:
  Payments received from contract owners                               100,932          55,197         101,677

  Net transfers between subaccounts and/or fixed account                31,232          19,423          52,939

  Withdrawals and surrenders                                              (625)         (1,279)         (1,585)

  Cost of insurance and benefits provided by riders                    (19,037)        (17,259)        (11,576)

  Contract maintenance charge                                           (8,888)         (9,965)         (6,032)
                                                                 ----------------------------------------------

Net increase (decrease) from contract owners activity                  103,615          46,116         135,424
                                                                 ----------------------------------------------

Net increase (decrease) in net assets                                  152,783         102,555         157,265

Net assets, at beginning of year                                       339,388         326,443         213,339
                                                                 ----------------------------------------------

Net assets, at end of year                                       $     492,171    $    428,998    $    370,604
                                                                 =============================================


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                          Fidelity VIP     Fidelity VIP Asset      Fidelity VIP
                                                                       Growth Portfolio-   Manager Portfolio-   Balanced Portfolio-
                                                                        Serivce Class 2     Service Class 2       Service Class 2
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $             258   $              503   $             4,529
  Miscellaneous income (loss)                                                      2,678                  267                 2,512

Expenses:
  Mortality and expense risk, and administrative charge                            1,101                  203                 1,435
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                     1,834                  567                 5,606
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments              9,361                  856                 9,425

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                     (1,377)                 120                   164
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                             7,983                  976                 9,589
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    9,818                1,543                15,195
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          46,126                5,722                49,829

  Net transfers between subaccounts and/or fixed account                          18,713               13,129                 6,922

  Withdrawals and surrenders                                                      (3,742)                (360)               (1,499)

  Cost of insurance and benefits provided by riders                              (13,446)              (1,959)              (15,998)

  Contract maintenance charge                                                     (6,845)              (1,647)               (7,602)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             40,806               14,886                31,651
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                             50,623               16,428                46,846

Net assets, at beginning of year                                                 190,607               17,371               244,914
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $         241,230   $           33,799   $           291,760
                                                                       =============================================================

                                                                                              Fidelity VIP        Franklin Growth
                                                                       Fidelity VIP Mid       Money Market           & Income
                                                                        Cap Portfolio-      Fund Portfolio-      Securities Fund -
                                                                        Service Class 2      Initial Class            Class 2
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $              --   $            4,122   $               729
  Miscellaneous income (loss)                                                     (3,553)               1,881                (5,033)

Expenses:
  Mortality and expense risk, and administrative charge                            3,008                7,277                    41
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                    (6,560)              (1,273)               (4,346)
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments            115,429                   (4)                1,967

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                     18,953                    4                   579
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                           134,382                   --                 2,546
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  127,821               (1,273)               (1,800)
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          81,758              215,284                 1,831

  Net transfers between subaccounts and/or fixed account                          99,282             (170,918)               29,462

  Withdrawals and surrenders                                                        (998)             (32,116)                   --

  Cost of insurance and benefits provided by riders                              (16,124)             (49,410)                 (196)

  Contract maintenance charge                                                    (10,868)             (27,358)                 (329)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                            153,049              (64,518)               30,769
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                            280,870              (65,791)               28,969

Net assets, at beginning of year                                                 458,307              412,670                 6,392
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $         739,177   $          346,879   $            35,361
                                                                       =============================================================

                                                                                                                  Franklin Large
                                                                        Franklin Income      Franklin U.S.          Cap Growth
                                                                       Securities Fund -    Government Fund      Securities Fund -
                                                                            Class 2             Class 2               Class 2
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $             187   $            4,622   $               182
  Miscellaneous income (loss)                                                        192                  270                (2,571)

Expenses:
  Mortality and expense risk, and administrative charge                               35                  221                   140
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                       344                4,672                (2,529)
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments                701               (1,490)                2,502

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                         73                 (70)                   508
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                               774               (1,560)                3,010
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    1,118                3,112                   481
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                           2,704               45,844                 3,809

  Net transfers between subaccounts and/or fixed account                           8,914               52,121                28,173

  Withdrawals and surrenders                                                          --                 (717)                   --

  Cost of insurance and benefits provided by riders                                 (536)              (1,903)               (1,637)

  Contract maintenance charge                                                       (531)              (1,392)                 (967)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             10,550               93,953                29,378
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                             11,668               97,065                29,859

Net assets, at beginning of year                                                   1,001               18,933                16,693
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $          12,669   $          115,998   $            46,552
                                                                       =============================================================

                                                                            Franklin            Franklin
                                                                           Templeton           Templeton
                                                                       Foreign Securities  Growth Securities
                                                                         Fund - Class 2      Fund - Class 2
                                                                          Sub-Account         Sub-Account
                                                                       ---------------------------------------
Income:
  Dividends                                                            $             733   $              739
  Miscellaneous income (loss)                                                     (4,158)              (5,220)

Expenses:
  Mortality and expense risk, and administrative charge                              269                  200
                                                                       ---------------------------------------

  Net investment income (loss)                                                    (3,694)              (4,681)
                                                                       ---------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments              8,749                5,866

  Realized gain distributions                                                         --                   --

  Realized gain (loss) on sale of fund shares                                      4,115                1,669
                                                                       ---------------------------------------

Net realized and unrealized gain (loss) on investments                            12,864                7,535
                                                                       ---------------------------------------

Net increase (decrease) in net assets resulting from operations                    9,170                2,854
                                                                       ---------------------------------------

Contract owners activity:
  Payments received from contract owners                                          23,827                3,104

  Net transfers between subaccounts and/or fixed account                          61,842               49,904

  Withdrawals and surrenders                                                        (672)                  --

  Cost of insurance and benefits provided by riders                               (1,772)              (1,703)

  Contract maintenance charge                                                     (3,198)              (1,028)
                                                                       ---------------------------------------

Net increase (decrease) from contract owners activity                             80,028               50,277
                                                                       ---------------------------------------

Net increase (decrease) in net assets                                             89,198               53,131

Net assets, at beginning of year                                                  19,370               11,362
                                                                       ---------------------------------------

Net assets, at end of year                                             $         108,568   $           64,493
                                                                       =======================================


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                                            Janus Aspen Mid         Janus Aspen
                                                                        Franklin Mutual        Cap Growth             Capital
                                                                       Shares Securities       Portfolio           Appreciation
                                                                        Fund - Class 2       Service Shares          Portfolio
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $             287   $               --   $                31
  Miscellaneous income (loss)                                                     (2,416)               1,409                   353

Expenses:
  Mortality and expense risk, and administrative charge                               73                  308                   712
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                    (2,202)               1,101                  (328)
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments              4,429                6,669                16,000

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                        290                2,395                 3,831
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                             4,719                9,065                19,830
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    2,517               10,166                19,502
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                           3,300               20,149                15,025

  Net transfers between subaccounts and/or fixed account                          33,256                 (567)               (7,487)

  Withdrawals and surrenders                                                          --               (1,456)                 (646)

  Cost of insurance and benefits provided by riders                                 (473)              (6,081)               (4,765)

  Contract maintenance charge                                                       (451)              (2,292)               (2,971)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             35,632                9,753                  (844)
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                             38,149               19,919                18,658

Net assets, at beginning of year                                                  12,170               36,390               112,693
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $          50,319   $           56,309   $           131,351
                                                                       =============================================================

                                                                          Janus Aspen         J.P. Morgan
                                                                           Worldwide        Series II Trust
                                                                            Growth           Mid Cap Value
                                                                           Portfolio           Portfolio
                                                                          Sub-Account         Sub-Account
                                                                       ---------------------------------------
Income:
  Dividends                                                            $           1,144   $                9
  Miscellaneous income (loss)                                                      1,044                   12

Expenses:
  Mortality and expense risk, and administrative charge                              775                   17
                                                                       ---------------------------------------

  Net investment income (loss)                                                     1,413                    4
                                                                       ---------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments              5,664                  250

  Realized gain distributions                                                         --                   15

  Realized gain (loss) on sale of fund shares                                     (1,023)                 466
                                                                       ---------------------------------------

Net realized and unrealized gain (loss) on investments                             4,641                  731
                                                                       ---------------------------------------

Net increase (decrease) in net assets resulting from operations                    6,055                  735
                                                                       ---------------------------------------

Contract owners activity:
  Payments received from contract owners                                          26,034                1,867

  Net transfers between subaccounts and/or fixed account                          (3,078)                (622)

  Withdrawals and surrenders                                                         (52)                  --

  Cost of insurance and benefits provided by riders                               (4,605)                (221)

  Contract maintenance charge                                                     (3,021)                (220)
                                                                       ---------------------------------------

Net increase (decrease) from contract owners activity                             15,277                  804
                                                                       ---------------------------------------

Net increase (decrease) in net assets                                             21,332                1,539

Net assets, at beginning of year                                                 110,444                2,367
                                                                       ---------------------------------------

Net assets, at end of year                                             $         131,776   $            3,906
                                                                       =======================================

                                                                           MFS VIT              MFS VIT
                                                                       Emerging Growth      Investors Trust
                                                                       Series - Initial     Series - Initial
                                                                            Class                Class
                                                                         Sub-Account          Sub-Account
                                                                       ---------------------------------------
Income:
  Dividends                                                            $              --   $              465
  Miscellaneous income (loss)                                                      1,456                  335

Expenses:
  Mortality and expense risk, and administrative charge                              941                  664
                                                                       ---------------------------------------

  Net investment income (loss)                                                       514                  136
                                                                       ---------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             21,768               12,687

  Realized gain distributions                                                         --                   --

  Realized gain (loss) on sale of fund shares                                     (8,220)              (5,259)
                                                                       ---------------------------------------

Net realized and unrealized gain (loss) on investments                            13,547                7,428
                                                                       ---------------------------------------

Net increase (decrease) in net assets resulting from operations                   14,062                7,563
                                                                       ---------------------------------------

Contract owners activity:
  Payments received from contract owners                                          17,655                5,751

  Net transfers between subaccounts and/or fixed account                          (5,239)                (924)

  Withdrawals and surrenders                                                      (6,328)              (8,441)

  Cost of insurance and benefits provided by riders                              (10,482)              (6,033)

  Contract maintenance charge                                                     (1,795)                (976)
                                                                       ---------------------------------------

Net increase (decrease) from contract owners activity                             (6,189)             (10,624)
                                                                       ---------------------------------------

Net increase (decrease) in net assets                                              7,873               (3,060)

Net assets, at beginning of year                                                 105,800               78,801
                                                                       ---------------------------------------

Net assets, at end of year                                             $         113,673   $           75,741
                                                                       =======================================


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                        MFS VIT Capital        MFS VIT              MFS VIT Mid
                                                                         Opportunities     Emerging Growth           Cap Growth
                                                                        Series-Service     Series-Service          Series-Service
                                                                             Class              Class                  Class
                                                                          Sub-Account        Sub-Account            Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $             435   $               --   $                --
  Miscellaneous income (loss)                                                        235                1,322                 1,993

Expenses:
  Mortality and expense risk, and administrative charge                            1,218                  335                 1,425
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                      (549)                 987                   568
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             29,718                8,749                32,875

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                       (779)               (512)                (1,137)
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                            28,940                8,237                31,738
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   28,390                9,223                32,306
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          25,109               16,396                33,240

  Net transfers between subaccounts and/or fixed account                          16,624                9,217                15,456

  Withdrawals and surrenders                                                         (47)                (702)               (1,802)

  Cost of insurance and benefits provided by riders                               (6,647)              (4,966)               (8,035)

  Contract maintenance charge                                                     (2,636)              (2,528)               (7,139)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             32,403               17,417                31,720
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                             60,793               26,640                64,025

Net assets, at beginning of year                                                 217,471               49,829               197,572
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $         278,264   $           76,469   $           261,597
                                                                       =============================================================

                                                                                              Oppenheimer
                                                                                               Aggressive           Oppenheimer
                                                                          MFS VIT New            Growth           Strategic Bond
                                                                       Discovery Series-       Fund/VA -             Fund/VA -
                                                                         Service Class       Service Class         Service Class
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $              --   $               --   $            10,395
  Miscellaneous income (loss)                                                      1,318                1,608                   723

Expenses:
  Mortality and expense risk, and administrative charge                              402                  563                 1,492
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                       916                1,046                 9,626
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments              5,557               16,551                 2,798

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                         23                1,230                 4,092
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                             5,580               17,781                 6,890
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                    6,496               18,826                16,516
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          20,780               19,728                35,744

  Net transfers between subaccounts and/or fixed account                          17,153                5,956               120,335

  Withdrawals and surrenders                                                        (241)                  --                  (801)

  Cost of insurance and benefits provided by riders                               (2,883)              (5,447)               (8,806)

  Contract maintenance charge                                                     (1,654)              (3,204)               (5,662)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             33,155               17,033               140,810
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                             39,650               35,860               157,326

Net assets, at beginning of year                                                  52,673               76,185                91,493
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $          92,323   $          112,045   $           248,819
                                                                       =============================================================

                                                                          Oppenheimer
                                                                        Panorama Series        PIMCO VIT
                                                                         International         Long-Term             Putnam VT
                                                                            Growth               U.S.               Growth and
                                                                           Fund/VA -          Government           Income Fund -
                                                                         Service Class           Bond                Class IB
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $           3,099   $            1,451   $               106
  Miscellaneous income (loss)                                                      1,321                  416                    39

Expenses:
  Mortality and expense risk, and administrative charge                              964                  310                    47
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                     3,457                1,557                    98
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             34,498                 (106)                  607

  Realized gain distributions                                                         --                  543                    --

  Realized gain (loss) on sale of fund shares                                      2,795                  552                    36
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                            37,293                  989                   643
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   40,751                2,546                   741
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          32,793                6,083                   670

  Net transfers between subaccounts and/or fixed account                           6,651                7,955                   (62)

  Withdrawals and surrenders                                                      (3,531)              (1,575)                   --

  Cost of insurance and benefits provided by riders                               (7,136)              (4,652)                 (117)

  Contract maintenance charge                                                     (5,449)                (957)                 (164)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             23,328                6,854                   328
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                             64,079                9,400                 1,069

Net assets, at beginning of year                                                 212,142               27,722                 6,502
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $         276,221   $           37,122   $             7,571
                                                                       =============================================================

                                                                         Putnam VT             Putnam VT
                                                                       International              New
                                                                       Equity Fund -         Opportunities
                                                                          Class IB          Fund - Class IB
                                                                        Sub-Account           Sub-Account
                                                                       ---------------------------------------
Income:
  Dividends                                                            $           1,378   $               --
  Miscellaneous income (loss)                                                      2,389                   --

Expenses:
  Mortality and expense risk, and administrative charge                              903                   27
                                                                       ---------------------------------------

  Net investment income (loss)                                                     2,864                  (27)
                                                                       ---------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             22,405                  497

  Realized gain distributions                                                         --                   --

  Realized gain (loss) on sale of fund shares                                      1,647                   10
                                                                       ---------------------------------------

Net realized and unrealized gain (loss) on investments                            24,053                  507
                                                                       ---------------------------------------

Net increase (decrease) in net assets resulting from operations                   26,917                  481
                                                                       ---------------------------------------

Contract owners activity:
  Payments received from contract owners                                          34,336                   --

  Net transfers between subaccounts and/or fixed account                          77,140                   --

  Withdrawals and surrenders                                                      (2,838)                  --

  Cost of insurance and benefits provided by riders                               (4,538)                 (67)

  Contract maintenance charge                                                     (1,703)                 (55)
                                                                       ---------------------------------------

Net increase (decrease) from contract owners activity                            102,397                 (122)
                                                                       ---------------------------------------

Net increase (decrease) in net assets                                            129,314                  359

Net assets, at beginning of year                                                  76,337                5,055
                                                                       ---------------------------------------

Net assets, at end of year                                             $         205,651   $            5,414
                                                                       =======================================


SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                          Putnam VT                                Scudder VIT
                                                                          Small Cap            Putnam VT           EAFE Equity
                                                                         Value Fund -        Voyager Fund -        Index Fund -
                                                                           Class IB             Class IB             Class A
                                                                         Sub-Account          Sub-Account          Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $             155   $                5   $             3,648
  Miscellaneous income (loss)                                                        455                   --                 2,206

Expenses:
  Mortality and expense risk, and administrative charge                              356                    7                   866
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                       254                   (2)                4,988
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             10,048                  174                12,568

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                      4,235                   19                17,076
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                            14,282                  194                29,644
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   14,537                  191                34,632
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                           8,866                  995                38,633

  Net transfers between subaccounts and/or fixed account                          33,323                1,140                 2,730

  Withdrawals and surrenders                                                          --                   --                  (635)

  Cost of insurance and benefits provided by riders                               (1,988)                 (58)               (4,155)

  Contract maintenance charge                                                     (3,208)                (137)               (3,086)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             36,993                1,940                33,487
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                             51,530                2,132                68,119

Net assets, at beginning of year                                                  24,705                1,737               119,458
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $          76,235   $            3,869   $           187,577
                                                                       =============================================================

                                                                                                                      Scudder
                                                                          Scudder VIT         Scudder VIT         Variable Series
                                                                          Equity 500           Small Cap              I Bond
                                                                         Index Fund -         Index Fund -          Portfolio -
                                                                            Class A             Class A               Class A
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $          36,030   $              407   $                81
  Miscellaneous income (loss)                                                      6,596                  779                    (7)

Expenses:
  Mortality and expense risk, and administrative charge                           22,507                  606                    13
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                    20,119                  579                    62
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments            311,210               13,724                    29

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                     (2,977)               8,402                    11
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                           308,233               22,126                    40
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  328,352               22,705                   101
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                         330,807               17,669                   807

  Net transfers between subaccounts and/or fixed account                         552,251               60,191                 3,151

  Withdrawals and surrenders                                                      (6,285)                (692)                   --

  Cost of insurance and benefits provided by riders                             (109,652)              (4,767)                 (107)

  Contract maintenance charge                                                    (63,685)              (2,408)                 (117)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                            703,435               69,993                 3,733
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                          1,031,787               92,698                 3,834

Net assets, at beginning of year                                               2,826,727               80,649                   622
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $       3,858,514   $          173,347   $             4,456
                                                                       =============================================================

                                                                        Touchstone VST       Touchstone VST        Touchstone VST
                                                                        Baron Small Cap         Emerging            Third Avenue
                                                                             Fund             Growth Fund            Value Fund
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $              --   $           14,241   $             2,006
  Miscellaneous income (loss)                                                       (102)                (115)                  570

Expenses:
  Mortality and expense risk, and administrative charge                            1,365                4,494                 4,345
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                    (1,467)               9,632                (1,769)
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             53,600               33,504               148,760

  Realized gain distributions                                                         --               25,015                    --

  Realized gain (loss) on sale of fund shares                                      6,062               12,857                24,607
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                            59,662               71,375               173,367
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   58,195               81,007               171,598
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          41,687              125,299                79,742

  Net transfers between subaccounts and/or fixed account                          35,120               78,447               154,024

  Withdrawals and surrenders                                                        (281)              (7,287)               (5,030)

  Cost of insurance and benefits provided by riders                               (9,420)             (30,978)              (30,229)

  Contract maintenance charge                                                     (6,358)             (19,532)              (17,197)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                             60,747              145,949               181,310
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                            118,942              226,956               352,908

Net assets, at beginning of year                                                 172,265              585,065               556,197
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $         291,207   $          812,021   $           909,105
                                                                       =============================================================

                                                                                               Touchstone
                                                                        Touchstone VST        VST Enhanced
                                                                         Eagle Capital        Dividend 30
                                                                       Appreciation Fund        Fund (a)
                                                                          Sub-Account         Sub-Account
                                                                       ---------------------------------------
Income:
  Dividends                                                            $          24,374   $            2,780
  Miscellaneous income (loss)                                                     (1,583)                 236

Expenses:
  Mortality and expense risk, and administrative charge                           15,997                  634
                                                                       ---------------------------------------

  Net investment income (loss)                                                     6,794                2,382
                                                                       ---------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments            284,478                  196

  Realized gain distributions                                                         --                   --

  Realized gain (loss) on sale of fund shares                                     40,476                4,454
                                                                       ---------------------------------------

Net realized and unrealized gain (loss) on investments                           324,954                4,651
                                                                       ---------------------------------------

Net increase (decrease) in net assets resulting from operations                  331,748                7,032
                                                                       ---------------------------------------

Contract owners activity:
  Payments received from contract owners                                          92,417               30,398

  Net transfers between subaccounts and/or fixed account                         (89,085)               1,797

  Withdrawals and surrenders                                                      (2,018)                (937)

  Cost of insurance and benefits provided by riders                              (24,630)              (6,800)

  Contract maintenance charge                                                    (18,890)              (2,314)
                                                                       ---------------------------------------

Net increase (decrease) from contract owners activity                            (42,206)              22,144
                                                                       ---------------------------------------

Net increase (decrease) in net assets                                            289,542               29,177

Net assets, at beginning of year                                               2,395,219              106,309
                                                                       ---------------------------------------

Net assets, at end of year                                             $       2,684,761   $          135,486
                                                                       =======================================


(a) Sub-Account name change from Touchstone Enhanced 30 to Touchstone Enhanced Dividend 30d 30 effective December 12, 2003

SEE ACCOMPANYING NOTES

                        Columbus Life Separate Account 1

                Statement of Operations and Changes in Net Assets

                          Year Ended December 31, 2004


                                                                          Touchstone           Touchstone
                                                                           VST Value          VST Growth &        Touchstone VST
                                                                           Plus Fund          Income Fund          Balanced Fund
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $          20,021   $            1,225   $               371
  Miscellaneous income (loss)                                                        591                1,137                   316

Expenses:
  Mortality and expense risk, and administrative charge                           16,388                  539                   270
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                     4,224                1,822                   418
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments            215,913                   82                 2,187

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                     17,847                6,112                   533
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                           233,759                6,194                 2,720
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  237,983                8,016                 3,138
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          86,759               10,881                 7,431

  Net transfers between subaccounts and/or fixed account                         (31,835)              11,619                23,785

  Withdrawals and surrenders                                                      (4,869)              (1,242)               (1,285)

  Cost of insurance and benefits provided by riders                              (25,751)              (3,243)               (3,856)

  Contract maintenance charge                                                    (20,157)              (1,137)               (1,601)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                              4,147               16,878                24,474
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                            242,131               24,894                27,611

Net assets, at beginning of year                                               2,427,952               45,164                17,628
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $       2,670,083   $           70,058   $            45,239
                                                                       =============================================================

                                                                        Touchstone VST         Touchstone         Touchstone VST
                                                                        High Yield Bond      VST Core Bond         Money Market
                                                                             Fund                 Fund                 Fund
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $         170,682   $           82,925   $             8,347
  Miscellaneous income (loss)                                                      1,195               (1,135)                3,415

Expenses:
  Mortality and expense risk, and administrative charge                           16,666               14,709                 5,939
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                   155,211               67,081                 5,823
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             (8,507)             (14,485)                   --

  Realized gain distributions                                                         --               (4,482)                   --

  Realized gain (loss) on sale of fund shares                                     33,838                   --                    --
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                            25,332              (18,967)                   --
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                  180,543               48,114                 5,823
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          48,251               67,930             1,454,365

  Net transfers between subaccounts and/or fixed account                        (219,614)             264,714            (1,781,236)

  Withdrawals and surrenders                                                      (2,623)              (3,465)               (9,990)

  Cost of insurance and benefits provided by riders                              (30,157)             (20,740)              (49,102)

  Contract maintenance charge                                                    (20,648)             (17,155)              (34,696)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                           (224,791)             291,283              (420,659)
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                            (44,248)             339,397              (414,836)

Net assets, at beginning of year                                               2,432,391            1,754,117               790,501
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $       2,388,143   $        2,093,514   $           375,665
                                                                       =============================================================


                                                                                                                  Van Kampen UIF
                                                                        Van Kampen LIT       Van Kampen LIT          Emerging
                                                                           Comstock             Emerging          Markets Equity
                                                                       Portfolio - Class    Growth Portfolio     Portfolio - Class
                                                                              II               - Class II               II
                                                                          Sub-Account         Sub-Account           Sub-Account
                                                                       -------------------------------------------------------------
Income:
  Dividends                                                            $             342                        $                --
  Miscellaneous income (loss)                                                      7,682                  211                    56

Expenses:
  Mortality and expense risk, and administrative charge                              773                   78                    20
                                                                       -------------------------------------------------------------

  Net investment income (loss)                                                     7,251                  133                    36
                                                                       -------------------------------------------------------------

Realized and unrealized gain (loss) on investments:
  Net change in unrealized appreciation (depreciation) on investments             15,468                1,462                 4,342

  Realized gain distributions                                                         --                   --                    --

  Realized gain (loss) on sale of fund shares                                        665                    5                   159
                                                                       -------------------------------------------------------------

Net realized and unrealized gain (loss) on investments                            16,133                1,467                 4,501
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets resulting from operations                   23,383                1,600                 4,537
                                                                       -------------------------------------------------------------

Contract owners activity:
  Payments received from contract owners                                          49,569                2,672                 2,516

  Net transfers between subaccounts and/or fixed account                         124,184               19,174                25,485

  Withdrawals and surrenders                                                          --                   --                    --

  Cost of insurance and benefits provided by riders                               (2,734)                (149)                 (212)

  Contract maintenance charge                                                     (1,871)                (166)                 (412)
                                                                       -------------------------------------------------------------

Net increase (decrease) from contract owners activity                            169,149               21,531                27,377
                                                                       -------------------------------------------------------------

Net increase (decrease) in net assets                                            192,532               23,131                31,914

Net assets, at beginning of year                                                   6,252                  119                 1,107
                                                                       -------------------------------------------------------------

Net assets, at end of year                                             $         198,784   $           23,250   $            33,021
                                                                       =============================================================


SEE ACCOMPANYING NOTES

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2005

1.    ORGANIZATION

Columbus Life Insurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Columbus Life Insurance Company (the "Company"), a life insurance company which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable universal life policies, and commenced operations on August 30, 1999 with the issuance of the first Columbus Life flexible premium ("Flexible Premium") variable universal life insurance policy. The first Pinnacle variable universal life insurance policy ("Pinnacle") was issued on March 19, 2001. The second Pinnacle variable universal life insurance policy ("Pinnacle II") was issued on May 23, 2005. The first legacy survivorship universal life policy ("Legacy") was issued on May 17, 2002. While this is a new product under the Account, it utilizes the same unit values as Pinnacle variable universal life.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable universal life contracts are not chargeable with liabilities arising out of any other business the Company may conduct.

2.    SIGNIFICANT ACCOUNTING POLICIES

The Account has fifty-nine investment sub-accounts: the AIM V.I. Growth Fund - Series I, AIM V.I. Government Securities Fund- Series I, AIM V.I. Basic Value Fund - Series II, AIM V.I. Capital Appreciation Fund - Series II, AIM V.I. Growth Fund - Series II, AIM V.I. Premier Equity Fund - Series II, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP Contrafund Portfolio - Service Class 2, Fidelity VIP Growth & Income Portfolio - Service Class 2, Fidelity VIP Growth Portfolio - Service Class 2, Fidelity VIP Asset Manager Portfolio - Service Class 2, Fidelity VIP Balanced Portfolio - Service Class 2, Fidelity VIP Mid Cap Portfolio - Service Class 2, Fidelity VIP Money Market Fund Portfolio - Initial Class, Franklin Templeton VIP Trust Growth and Income Securities Fund - Class 2, Franklin Templeton VIP Trust Income Securities Fund - Class 2, Franklin Templeton VIP Trust U.S. Government Fund - Class 2, Franklin Templeton VIP Trust Large Cap Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Foreign Securities Fund - Class 2, Franklin Templeton VIP Trust Growth Securities Fund - Class 2, Franklin Templeton VIP Trust Mutual Shares Securities Fund - Class 2, Janus Aspen Mid Cap Growth Portfolio - Service Shares, Janus Aspen Forty Portfolio - Service Shares, Janus Aspen Worldwide Growth Portfolio - Service Shares, J.P. Morgan Series II Trust Mid Cap Value Portfolio, MFS VIT Emerging Growth Series - Initial Class, MFS VIT Investors Trust Series - Initial Class, MFS VIT Capital Opportunities Series - Service Class, MFS VIT Emerging Growth Series - Service Class, MFS VIT Mid Cap Growth Series - Service Class, MFS VIT New Discovery Series - Service Class, Oppenheimer Aggressive Growth Fund/VA - Service Class, Oppenheimer Strategic Bond Fund/VA - Service Class, Oppenheimer Panorama International Growth Fund/VA
- Service Class, PIMCO VIT Long-Term U.S. Government Bond Portfolio, Putnam VT Growth and Income Fund - Class IB, Putnam VT International Equity Fund - Class IB, Putnam VT New Opportunities Fund - Class IB, Putnam VT Small Cap Value Fund
- Class IB, Putnam VT Voyager Fund - Class IB, Scudder Investments VIT Equity 500 Index Fund - Class A, Scudder Investments VIT Small Cap Index Fund - Class A, Scudder Variable Series I Bond Portfolio - Class A, Touchstone VST Baron Small Cap Fund, Touchstone VST Emerging Growth Fund, Touchstone VST Third Avenue Value Fund, Touchstone VST Eagle Capital Appreciation Fund, Touchstone VST Large Cap Core Equity Fund, Touchstone VST Value Plus Fund, Touchstone VST Growth & Income Fund, Touchstone VST

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

2.    SIGNIFICANT ACCOUNTING POLICIES (continued)

Balanced Fund, Touchstone VST High Yield Fund, Touchstone VST Core Bond Fund, Touchstone VST Money Market Fund, Van Kampen LIT Comstock Portfolio - Class II, Van Kampen LIT Emerging Growth Portfolio - Class II, and Van Kampen UIF Emerging Markets Equity Portfolio - Class II. Each sub-account is an open-ended diversified management investment company. Investments are made in mutual funds, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the mutual fund in which it is invested.

A policyholder may also allocate funds to the fixed account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with U.S generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

3.    PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005, were as follows:

                                                           PURCHASES     SALES
                                                           ---------------------

AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund - Series I                               $ 24,732    $ 26,889
  V.I. Government Securities Fund - Series I                   5,652       2,749
  V.I. Basic Value Fund - Series II                           32,233       9,892
  V.I. Capital Appreciation Fund - Series II                   1,137         174
  V.I. Growth Fund - Series II                                 2,127       1,391
  V.I. Premier Equity Fund - Series II                        52,047      26,164

The Alger American Fund
  Small Capitalization Portfolio                              10,553       9,799
  Growth Portfolio                                            22,036      32,524

Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                  171,987     109,928
  Contrafund Portfolio - Service Class 2                     150,464      45,888
  Growth & Income Portfolio - Service Class 2                125,123      96,338
  Growth Portfolio - Service Class 2                          63,059      77,214
  Asset Manager Portfolio - Service Class 2                   12,206       6,510
  Balanced Portfolio - Service Class 2                       109,968      72,708
  Mid Cap Portfolio - Service Class 2                        186,752     194,567
  Money Market Portfolio - Initial Class                     152,171     185,967

Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                      46,958       4,209
  Income Securities - Class 2                                 38,314       5,193
  U.S. Government - Class 2                                   78,345      42,923
  Large Cap Growth Securities Fund - Class 2                  69,633      20,169
  Templeton Foreign Securities Fund - Class 2                161,735      29,648
  Templeton Growth Securities Fund - Class 2                  56,442      23,417
  Mutual Shares Securities Fund - Class 2                     39,107       8,245

Janus Aspen Series
  Mid-Cap Growth Portfolio - Service Shares                   17,984      15,693
  Forty Portfolio - Service Shares                             9,570      39,846
  Worldwide Growth Portfolio - Service Shares                 24,483      52,969

J.P. Morgan Series II Trust
  Mid Cap Value Portfolio                                     31,720      14,982

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

3.    PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                           PURCHASES     SALES
                                                           ---------------------

MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                    $ 16,001    $ 19,830
  Investors Trust Series - Initial Class                       8,222       8,825
  Capital Opportunities Series - Service Class                28,416      13,672
  Emerging Growth Series - Service Class                      27,889      25,006
  Mid Cap Growth Series - Service Class                       38,837      38,617
  New Discovery Series - Service Class                        24,360      21,577

Oppenheimer Variable Account Funds
  Oppenheimer Aggressive Growth Fund/VA - Service Class       18,453      30,224
  Oppenheimer Strategic Bond Fund/VA - Service Class         164,879      29,505

Oppenheimer's Panorama Series Fund, Inc.
  Oppenheimer International Growth Fund/VA - Service Class    79,567      68,007

PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                    12,271       5,414

Putnam Variable Trust
  Growth and Income Fund - Class IB                           43,211       1,914
  International Equity Fund - Class IB                       121,758      82,128
  New Opportunities Fund - Class IB                            1,425       5,464
  Small Cap Value Fund - Class IB                             49,204      49,341
  Voyager Fund - Class IB                                      1,156         225

Scudder Investments VIT Funds
  EAFE Equity Index Fund - Class A                                --     214,843
  Equity 500 Index Fund - Class A                            823,830     299,760
  Small Cap Index Fund - Class A                              59,565      85,940

Scudder Variable Series I
  Bond Portfolio - Class A                                    12,623       2,656

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

3.    PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                           PURCHASES     SALES
                                                           ---------------------

Touchstone Variable Series Trust
  Baron Small Cap Fund                                        97,773      49,407
  Emerging Growth Fund                                       623,398     139,414
  Third Avenue Value Fund                                    261,153     103,692
  Eagle Capital Appreciation Fund                            128,294     226,584
  Large Cap Core Equity Fund                                  38,816      24,499
  Value Plus Fund                                             89,651     163,745
  Growth & Income Fund                                        65,042      15,623
  Balanced Fund                                              146,483      19,687
  High Yield Bond Fund                                       469,173     524,256
  Core Bond Fund                                              77,151     104,276
  Money Market Fund                                          900,322   1,278,721

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II                               49,336      53,345
  Emerging Growth Portfolio - Class II                         6,634      18,823

Van Kampen The Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio - Class II                37,317      18,943

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

4.    EXPENSES AND RELATED PARTY TRANSACTIONS

The Company deducts a premium expense charge to cover the cost of distributing the policies. For Flexible Premium, the maximum premium expense charge is 5.50% of a premium payment, with the current premium expense charge at 4.75% of a premium payment. For Pinnacle, Pinnacle II and Legacy, for a Coverage Layer in a Coverage Year for the first 12 coverage years, the current premium expense charge is 6.50% of premium payments up to target premium, with a maximum of 7.50%. In a coverage year after the first 12 coverage years, the current premium expense charge is 2.50%, with a maximum of 3.50%. Premium payments in excess of target premium for a coverage layer in a coverage year for the first 12 coverage years, have a premium charge of 3.25%, with a maximum of 4.25%. In a coverage year after the first 12 coverage years for premium payments in excess of target premium, the current premium expense charge is 1.75%, with a maximum of 2.75%. The premium expense charge is deducted from each premium payment before the net premiums are allocated to the investment options.

For Flexible Premium, a tax charge is deducted to cover state taxes on insurance premiums and certain federal taxes. The tax charge is equal to the state premium tax rate for the state of residence plus .55% for certain federal taxes. The maximum tax charge is 3.50% of a premium payment. The tax charge is deducted from each premium payment before the net premiums are allocated to the investment options. For Pinnacle, Pinnacle II and Legacy, a state tax charge equal to the state premium tax rate for the state of residence is deducted from each premium payment before the net premiums are allocated to the investment options. The maximum state tax charge is 3.50% of a premium payment.

The Company also deducts a monthly cost of insurance charge for providing policyholders with life insurance protection. The amount of the cost of insurance depends on the amount of insurance requested, and the age, gender and underwriting class of the insured. The cost of insurance is also affected by the account value, indebtedness and death benefit option. The maximum monthly cost of insurance charge for a policy is shown in the policy schedule. The Company may charge less than the maximum shown in the policy schedule.

The Company also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on each monthly anniversary day.

The monthly expense charge covers the cost of record keeping and administering the policy. For Flexible Premium policies, the maximum monthly expense charge is $7 with the current monthly expense charge at $6. For Pinnacle, Pinnacle II and Legacy policies, the maximum monthly expense charge is $9 with the current monthly expense charge at $7.50. This charge is also deducted on each monthly anniversary day.

The Company also charges policies a fee in order to compensate for its assumption of mortality and expense risks. For Flexible Premium, the deduction is made daily on a pro rata basis from the accumulation unit values of each sub-account at an annual effective rate not to exceed 1.00%. For Pinnacle, Pinnacle II and Legacy, the deduction is made monthly as a direct charge to the policy at an annual effective rate not to exceed .90% As of December 31, 2005, the effective annual rate of the Flexible Premium charges is 0.90% and 0.70% for Pinnacle, Pinnacle II and Legacy, respectively.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

4.    EXPENSES AND RELATED PARTY TRANSACTIONS (continued)

A surrender charge is imposed by the Company if the policy is cancelled or, under certain circumstances, if the specified amount decreases during the first 14 years after the policy is issued, or during the first 14 years after any increase in the specified amount for Flexible Premium policies. For Pinnacle, Pinnacle II and Legacy policies, the surrender charge applies during the first 12 months since the policy date or since the date of any increase in Base Specified Amount, if the policy is cancelled or if the policy terminates at the end of a grace period. The amount of the charge depends upon the insured's age, gender and underwriting class.

There is no charge for the first 12 transfers among sub-accounts each policy year. Additional transfers are $10 for each transfer in a policy year. The charge is deducted from the account value at the time of the transfer. There are no charges for transfers made in connection with the dollar cost averaging program and these transfers are not counted when determining the number of transfers made in a policy year.

There is no charge for the first withdrawal in a policy year. There is a withdrawal charge of $50 per withdrawal for each additional withdrawal. The amount of the charge is deducted from the account value.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

5.    CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for the periods ended December 31, 2005 and 2004 (year unless otherwise noted):

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE


                                                                          2005
                                                    ------------------------------------------------

                                                                             Transfers       Net
                                                      Units       Units     between Sub    Increase
                                                    Purchased   Redeemed     accounts     (Decrease)
                                                    ------------------------------------------------
AIM V.I. Growth Fund - Series I                        5,286      (4,883)         (541)        (138)
AIM V.I. Government Securities Fund - Series I           213        (139)          116          190

Alger American Small Capitalization Portfolio          1,431      (1,329)          147          249
Alger American Growth Portfolio                        3,337      (3,267)       (1,242)      (1,172)

Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                                851        (493)          (70)         288
Fidelity VIP Contrafund Portfolio - Service Class       2487        (326)        1,414        1,575
Fidelity VIP Growth & Income Portfolio - Service
  Class 2                                                382        (187)          245          440
Fidelity VIP Growth Portfolio - Service Class 2          466        (280)       (1,854)      (1,668)
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                                232         (90)           56          198
Fidelity VIP Balanced Portfolio - Service Class 2        400        (231)       (1,720)      (1,551)
Fidelity VIP Mid Cap Portfolio - Service Class 2         389        (235)       (1,958)      (1,804)

MFS VIT Emerging Growth Series - Initial Class         2,623      (2,393)         (608)        (378)
MFS VIT Investors Trust Series - Initial Class           998      (1,255)          211          (46)
MFS VIT Capital Opportunities Series - Service
  Class                                                  653        (280)            4          377
MFS VIT Mid Cap Growth Series - Service Class            543        (196)          458          805
MFS VIT New Discovery Series - Service Class             155         (64)           48          139

PIMCO VIT Long-Term U.S. Government Bond                 562        (439)          157          280

Putnam VT International Equity Fund - Class IB         1,031        (714)        2,083        2,400
Scudder VIT EAFE Equity Index Fund - Class A             122         (20)       (3,772)      (3,670)
Scudder VIT Equity 500 Index Fund - Class A            1,211        (874)        1,354        1,691
Scudder VIT Small Cap Index Fund - Class A               320        (221)       (2,280)      (2,181)

Touchstone VST Baron Small Cap Fund                      283        (126)          406          563
Touchstone VST Emerging Growth Fund                    2,147      (1,294)          466        1,319
Touchstone VST Third Avenue Value Fund                   783        (395)          (71)         317
Touchstone VST Eagle Capital Appreciation Fund         1,212        (580)       (1,825)      (1,193)
Touchstone VST Large Cap Core Equity Fund              1,311        (605)         (204)         502
Touchstone VST Value Plus Fund                           725        (352)         (654)        (281)
Touchstone VST Growth & Income Fund                      551        (282)          180          449
Touchstone VST Balanced Fund                             473        (327)          902        1,048
Touchstone VST High Yield Fund                           477        (302)       (1,861)      (1,686)
Touchstone Core Bond Fund                                267        (130)          130          267
Touchstone Money Market Fund                           9,960        (905)        3,855       12,910

                                                                          2004
                                                    ------------------------------------------------

                                                                             Transfers       Net
                                                      Units       Units     between Sub    Increase
                                                    Purchased   Redeemed     accounts     (Decrease)
                                                    ------------------------------------------------
AIM V.I. Growth Fund - Series I                        5,438      (4,638)        1,126        1,926
AIM V.I. Government Securities Fund - Series I           195        (141)         (739)        (685)

Alger American Small Capitalization Portfolio          1,503      (1,248)           81          336
Alger American Growth Portfolio                        3,499      (2,534)          993        1,958

Fidelity VIP Equity-Income Portfolio - Service
  Class 2                                                472        (321)       (2,028)      (1,877)
Fidelity VIP Contrafund Portfolio - Service Class        356        (163)          794          987
Fidelity VIP Growth & Income Portfolio - Service
  Class 2                                                270        (129)          292          433
Fidelity VIP Growth Portfolio - Service Class 2          295        (149)        2,853        2,999
Fidelity VIP Asset Manager Portfolio - Service
  Class 2                                                216         (75)          133          274
Fidelity VIP Balanced Portfolio - Service Class 2        283        (147)          391          527
Fidelity VIP Mid Cap Portfolio - Service Class 2         287        (138)        1,547        1,696

MFS VIT Emerging Growth Series - Initial Class         2,784      (2,405)         (990)        (611)
MFS VIT Investors Trust Series - Initial Class         1,101      (1,792)         (544)      (1,235)
MFS VIT Capital Opportunities Series - Service
  Class                                                  481        (234)        1,564        1,811
MFS VIT Mid Cap Growth Series - Service Class            331        (107)          141          365
MFS VIT New Discovery Series - Service Class             116         (64)           12           64

PIMCO VIT Long-Term U.S. Government Bond                 427        (471)          520          476

Putnam VT International Equity Fund - Class IB         1,265        (586)        1,864        2,543
Scudder VIT EAFE Equity Index Fund - Class A             169         (17)        3,051        3,203
Scudder VIT Equity 500 Index Fund - Class A              980        (633)       (2,862)      (2,515)
Scudder VIT Small Cap Index Fund - Class A               248        (224)        2,723        2,747

Touchstone VST Baron Small Cap Fund                       68         (65)          624          627
Touchstone VST Emerging Growth Fund                    1,678        (864)         (781)          33
Touchstone VST Third Avenue Value Fund                   353        (332)          588          609
Touchstone VST Eagle Capital Appreciation Fund           738        (368)       (2,974)      (2,604)
Touchstone VST Large Cap Core Equity Fund                972        (428)          543        1,087
Touchstone VST Value Plus Fund                           828        (325)          921        1,424
Touchstone VST Growth & Income Fund                      329        (233)           13          109
Touchstone VST Balanced Fund                             361        (340)          367          388
Touchstone VST High Yield Fund                           220        (291)          748          677
Touchstone Core Bond Fund                                166        (133)           48           81
Touchstone Money Market Fund                           9,900      (1,796)       (9,807)      (1,703)


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

5.    CHANGES IN UNITS OUTSTANDING (continued)

PINNACLE, PINNACLE II AND LEGACY VARIABLE UNIVERSAL LIFE


                                                                              2005
                                                       ------------------------------------------------
                                                                                Transfers       Net
                                                         Units       Units     between Sub    Increase
                                                       Purchased   Redeemed     accounts     (Decrease)
                                                       ------------------------------------------------
AIM VI Basic Value Fund - Series II                        1,688       (492)          171        1,367
AIM VI Capital Appreciation Fund - Series II                  30        (13)           57           74
AIM VI Growth Fund - Series II                               147       (110)           19           56
AIM VI Premier Equity Fund - Series II                       904       (230)        1,212        1,886

Fidelity VIP Equity-Income Portfolio - Service Class 2     6,769     (3,914)          (75)       2,780
Fidelity VIP Contrafund Portfolio - Service Class  2       5,427     (3,281)        3,852        5,998
Fidelity VIP Growth & Income Portfolio - Service
  Class 2                                                  6,384     (1,982)       (2,728)       1,674
Fidelity VIP Growth Portfolio - Service Class 2            5,081     (4,430)         (891)        (240)
Fidelity VIP Asset Manager Portfolio - Service Class 2       517       (346)           76          247
Fidelity VIP Balanced Portfolio - Service Class 2          5,103     (2,729)        1,612        3,986
Fidelity VIP Mid Cap Portfolio - Service Class 2           5,674     (2,484)       (2,481)         709
Fidelity VIP Money Market Fund Portfolio - Initial
  Class                                                    8,745     (6,734)       (6,122)      (4,111)

Franklin Templeton VIP Trust Growth & Income
  Securities Fund - Class 2                                1,142       (389)        2,127        2,880
Franklin Templeton VIP Trust Income
  Securities Fund - Class 2                                  716       (323)        1,862        2,255
Franklin Templeton VIP Trust U.S. Government
  Fund - Class 2                                           2,660     (1,635)        1,831        2,856
Franklin Templeton VIP Trust Large Cap Growth
  Securities Fund - Class 2                                  984       (516)        3,192        3,660
Franklin Templeton VIP Trust Foreign
  Securities Fund - Class 2                                3,169       (892)        5,631        7,908
Franklin Templeton VIP Trust Growth
  Securities Fund - Class 2                                1,168       (633)        1,449        1,984
Franklin Templeton VIP Trust Mutual Shares
  Securities Fund - Class 2                                1,187       (290)        1,169        2,066

Janus Aspen Mid Cap Growth Portfolio                       1,654     (1,174)         (264)         216
Janus Aspen Forty Portfolio                                  961       (677)       (3,153)      (2,869)
Janus Aspen Worldwide Growth Portfolio                     2,336     (1,690)       (3,936)      (3,290)

J.P. Morgan Series II Trust Mid Cap
  Value Portfolio                                            302        (77)        1,553        1,778

MFS VIT Capital Opportunities Series - Servcie Class       2,232     (1,191)          200        1,241
MFS VIT Emerging Growth Series - Service Class             1,824     (1,131)         (403)         290
MFS VIT Mid Cap Growth Series - Service Class              3,503     (2,402)       (1,707)        (606)
MFS VIT New Discovery Series - Service Class               1,898       (873)         (816)         209

Oppenheimer Aggressive Growth Fund - Service Class         1,804     (1,302)       (1,749)      (1,247)
Oppenheimer Strategic Bond Fund - Service Class            3,548     (1,752)        7,081        8,877
Oppenheimer Panorama Series International Growth
Fund - Service Class                                       3,261     (2,859)          190          592

Putnam VT Growth and Income Fund - Class IB                  285        (93)        2,709        2,901
Putnam VT International Equity Fund - Class IB             1,661       (282)       (1,400)         (21)
Putnam VT New Opportunities Fund - Class IB                   42       (386)           63         (281)
Putnam VT Small Cap Value Fund - Class IB                    677       (328)         (481)        (132)

                                                                              2004
                                                       ------------------------------------------------
                                                                                Transfers       Net
                                                         Units       Units     between Sub    Increase
                                                       Purchased   Redeemed     accounts     (Decrease)
                                                       ------------------------------------------------
AIM VI Basic Value Fund - Series II                        1,163       (160)         9,154      10,157
AIM VI Capital Appreciation Fund - Series II                   2         (3)             5           4
AIM VI Growth Fund - Series II                                69        (66)           729         732
AIM VI Premier Equity Fund - Series II                     1,686        (70)         1,332       2,948

Fidelity VIP Equity-Income Portfolio - Service Class 2     9,157     (2,541)         4,642      11,258
Fidelity VIP Contrafund Portfolio - Service Class 2        4,392     (2,338)           997       3,051
Fidelity VIP Growth & Income Portfolio - Service
  Class 2                                                  9,875     (1,833)         4,778      12,820
Fidelity VIP Growth Portfolio - Service Class 2            5,250     (2,853)          (185)      2,212
Fidelity VIP Asset Manager Portfolio - Service Class 2       350       (309)         1,063       1,104
Fidelity VIP Balanced Portfolio - Service Class 2          4,464     (2,289)           306       2,481
Fidelity VIP Mid Cap Portfolio - Service Class 2           5,675     (2,004)         4,796       8,467
Fidelity VIP Money Market Fund Portfolio - Initial
  Class                                                   20,497    (10,955)       (16,162)     (6,620)

Franklin Templeton VIP Trust Growth & Income
  Securities Fund - Class 2                                  151        (43)         1,903       2,011
Franklin Templeton VIP Trust Income
  Securities Fund - Class 2                                  226        (85)           685         826
Franklin Templeton VIP Trust U.S. Government
  Fund - Class 2                                           4,755       (412)         4,880       9,223
Franklin Templeton VIP Trust Large Cap Growth
  Securities Fund - Class 2                                  317       (219)         2,061       2,159
Franklin Templeton VIP Trust Foreign
  Securities Fund - Class 2                                1,774       (414)         3,981       5,341
Franklin Templeton VIP Trust Growth
  Securities Fund - Class 2                                  228       (209)         3,277       3,296
Franklin Templeton VIP Trust Mutual Shares
  Securities Fund - Class 2                                  274        (79)         2,469       2,664

Janus Aspen Mid Cap Growth Portfolio                       2,554     (1,199)           (67)      1,288
Janus Aspen Forty Portfolio                                1,621       (947)          (825)       (151)
Janus Aspen Worldwide Growth Portfolio                     3,242     (1,013)          (374)      1,855

J.P. Morgan Series II Trust Mid Cap
  Value Portfolio                                            136        (33)           (33)         70

MFS VIT Capital Opportunities Series - Servcie Class
MFS VIT Emerging Growth Series - Service Class             2,798     (1,108)           678       2,368
MFS VIT Mid Cap Growth Series - Service Class              2,416     (1,073)           995       2,338
MFS VIT New Discovery Series - Service Class               4,117     (2,213)         1,898       3,802
                                                           2,176       (472)         1,771       3,475
Oppenheimer Aggressive Growth Fund - Service Class
Oppenheimer Strategic Bond Fund - Service Class            2,476     (1,071)           788       2,193
Oppenheimer Panorama Series International Growth           2,800     (1,284)         9,278      10,794
Fund - Service Class
                                                           3,440     (1,853)           857       2,444
Putnam VT Growth and Income Fund - Class IB
Putnam VT International Equity Fund - Class IB                55        (25)            (5)         25
Putnam VT New Opportunities Fund - Class IB                1,677       (116)         3,687       5,248
Putnam VT Small Cap Value Fund - Class IB                      0        (12)            --         (12)
                                                             591       (351)         2,231       2,471


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

5.    CHANGES IN UNITS OUTSTANDING (continued)

PINNACLE, PINNACLE II AND LEGACY VARIABLE UNIVERSAL LIFE (CONTINUED)


                                                                              2005
                                                       ------------------------------------------------
                                                                                Transfers       Net
                                                         Units       Units     between Sub    Increase
                                                       Purchased   Redeemed     accounts     (Decrease)
                                                       ------------------------------------------------
Putnam VT Voyager Fund - Class IB                             75       (18)            11           68

Scudder VIT EAFE Equity Index Fund - Class A
(a)                                                        2,095      (745)       (14,987)     (13,637)
Scudder VIT Equity 500 Index Fund- Class A                42,708   (22,648)        21,096       41,156
Scudder VIT Small Cap Index Fund - Class A                 1,506      (639)        (1,194)        (327)

Scudder Variable Series I Bond
  Portfolio - Class A                                        768       (50)           158          876

Touchstone VST Baron Small Cap Fund                        2,528    (1,482)         1,120        2,166
Touchstone VST Emerging Growth Fund                       10,940    (4,517)         4,148       10,571
Touchstone VST Third Avenue Value Fund                     7,268    (5,125)         4,681        6,824
Touchstone VST Eagle Capital Appreciation Fund            10,949    (8,706)       (12,408)     (10,165)
Touchstone VST Large Cap Core Equity Fund                  2,857    (1,703)          (113)       1,041
Touchstone VST Value Plus Fund                             7,435    (6,727)        (7,379)      (6,671)
Touchstone VST Growth & Income Fund                          864      (726)         2,630        2,768
Touchstone VST Balanced Fund                               4,071    (1,897)         5,610        7,784
Touchstone VST High Yield Fund                             5,291    (5,032)        (1,241)        (982)
Touchstone VST Core Bond Fund                              4,755    (7,914)         8,532        5,373
Touchstone VST Money Market Fund                          87,802   (11,267)       (60,832)      15,703


Van Kampen LIT Comstock
  Portfolio - Class II                                     2,024      (852)        (2,007)        (835)
Van Kampen LIT Emerging Growth
  Portfolio - Class III                                      122       (43)          (921)        (842)

Van Kampen UIF Emerging Markets
  Equity Portfolio - Class II                                698       (75)           256          879

                                                                              2004
                                                       ------------------------------------------------
                                                                                Transfers       Net
                                                         Units       Units     between Sub    Increase
                                                       Purchased   Redeemed     accounts     (Decrease)
                                                       ------------------------------------------------
Putnam VT Voyager Fund - Class IB                             85       (17)            96          164

Scudder VIT EAFE Equity Index Fund - Class A
(a)                                                        4,000      (876)        (1,867)       1,257
Scudder VIT Equity 500 Index Fund- Class A                32,592   (19,525)        56,333       69,400
Scudder VIT Small Cap Index Fund - Class A                 1,156      (454)         2,097        2,799

Scudder Variable Series I Bond
  Portfolio - Class A                                         76       (23)           297          350

Touchstone VST Baron Small Cap Fund                        2,991    (1,140)         1,743        3,594
Touchstone VST Emerging Growth Fund                        7,991    (3,395)         6,208       10,804
Touchstone VST Third Avenue Value Fund                     5,472    (3,678)        10,278       12,072
Touchstone VST Eagle Capital Appreciation Fund             2,289      (788)          (168)       1,333
Touchstone VST Large Cap Core Equity Fund                 11,476    (7,302)        (9,171)      (4,997)
Touchstone VST Value Plus Fund                             8,098    (6,331)        (4,484)      (2,717)
Touchstone VST Growth & Income Fund                          580      (233)         1,021        1,368
Touchstone VST Balanced Fund                                 280      (181)         1,481        1,580
Touchstone VST High Yield Fund                             3,521    (4,908)       (18,817)     (20,204)
Touchstone VST Core Bond Fund                              5,808    (4,568)        21,885       23,125
Touchstone VST Money Market Fund                         134,247    (7,814)      (166,408)     (39,975)

Van Kampen LIT Comstock
  Portfolio - Class II                                     3,869      (395)         9,319       12,793
Van Kampen LIT Emerging Growth
  Portfolio - Class III                                      239       (33)         1,614        1,820

Van Kampen UIF Emerging Markets
  Equity Portfolio - Class II                                162       (40)         1,571        1,693


(a) For the period January 1, 2005 to July 25, 2005 (ceased operations)

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.    UNIT VALUES AND FINANCIAL HIGHLIGHTS

The following table shows a summary of units outstanding for variable universal life insurance contracts for the years or periods ended December 31, 2005, 2004, 2003, 2002 and 2001. Thirty-three unit values are calculated for the Flexible Premium Variable Universal Life Insurance and thirty-four unit values are calculated for Pinnacle, Pinnacle II and Legacy Variable Universal Life.


                                                                               At December 31, 2005
                                                           -------------------------------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value       Units         Unit Value      Net Assets
                                                                 Range          (000s)          Range           (000s)
                                                           -------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 V.I. Growth Fund - Series I                                    $ 6.07            29          $  6.47            185
 V.I. Government Securities Fund -- Series I                     12.81            2             12.91             20
 V.I. Basic Value Fund -- Series II                              14.61            12            15.40            181
 V.I. Capital Appreciation Fund -- Series II                     13.17            --            14.29             1
 V.I. Growth Fund -- Series II                                   13.41            1             14.37             12
 V.I. Premier Equity Fund - Series II                            12.56            5             13.23             65
The Alger American Fund
 Small Capitalization Portfolio                                   8.14            10             9.43             92
 Growth Portfolio                                                 8.29            18             9.20            170
Fidelity Variable Insurance Products Funds
 Equity-Income Portfolio - Service Class 2                   10.96 to 12.07       44        11.47 to 12.75       558
 Contrafund Portfolio - Service Class 2                      12.33 to 13.47       40        14.26 to 15.71       617
 Growth & Income Portfolio - Serivce Class 2                 9.97 to 11.02        36        10.61 to 11.83       422
 Growth Portfolio - Serivce Class 2                           8.08 to 9.31        24         8.44 to 9.83        238
 Asset Manager Portfolio - Service Class 2                   10.63 to 11.48       3         10.94 to 11.92        40
 Balanced Portfolio - Service Class 2                        10.66 to 11.60       28        11.15 to 12.24       339
 Mid Cap Portfolio - Service Class 2                         15.57 to 16.77       43        18.21 to 19.79       853
 Money Market Fund Portfolio - Initial Class                     10.69            28            11.02            312
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                        14.02            5             14.52             78
   Income Securities - Class 2                                   13.97            3             14.19             45
   U.S. Government - Class 2                                     10.45            14            10.70            149
   Large Cap Growth Securities Fund - Class 2                    13.22            7             13.36             96
   Templeton Foreign Securities Fund - Class 2                   16.03            15            17.66            259
   Templeton Growth Securities Fund - Class 2                    15.57            6             16.95            104
   Mutual Shares Securities Fund - Class 2                       13.74            6             15.19             87
Janus Aspen Series
 Mid Cap Growth Portfolio - Service Shares                        9.68            6             10.84             65
 Capital Appreciation Portfolio - Service Shares                 10.82            9             12.18            113
 Worldwide Growth Portfolio - Service Shares                      8.80            12             9.29            109
JP Morgan Series II Trust
 JP Morgan Mid Cap Value Portfolio                               15.02            2             16.40             33
MFS Variable Insurance Trust
 Emerging Growth Series - Initial Class                           7.92            14             8.57            120
 Investors Trust Series - Initial Class                           9.10            8              9.68             80
 Capital Opportunities Series - Service Class                 7.84 to 8.62        34         7.89 to 8.74        296
 Emerging Growth Series - Service Class                           8.69            9              9.46             86
 Mid Cap Growth Series - Service Class                        7.02 to 8.73        31         7.16 to 8.97        269
 New Discovery Series - Service Class                        9.08 to 10.34        9         9.45 to 10.86        100
Oppenheimer Variable Account Funds
 Aggressive Growth Fund/VA - Service Class                        9.61            10            10.76            112
 Strategic Bond Fund/VA - Service Class                          13.86            27            14.20            381
Oppenheimer's Panorama Series Fund, Inc.
 International Growth Fund/VA - Service Class                    11.39            25            13.10            325
PIMCO Variable Insurance Trust
 Long-Term U.S. Government Bond Portfolio                        15.86            3             16.46             43
Putnam Variable Trust
   Growth and Income Fund - Class IB                             13.88            3             14.61             50
   International Equity Fund - Class IB                      14.96 to 15.19       16        16.64 to 17.04       269
   New Opportunities Fund - Class IB                             13.83            --            15.21             2
   Small Cap Value Fund - Class IB                               18.24            4             19.52             79
   Voyager Fund - Class IB                                       12.48            --            13.20             5
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A (a)                      9.81 to 11.10        --             0.00             --
   Equity 500 Index Fund - Class A                           8.70 to 10.88       399        9.03 to 11.39       4,522
   Small Cap Index Fund - Class A                            13.32 to 14.98       9         13.77 to 15.61       145
Scudder Variable Series I
   Bond Portfolio - Class A                                      10.84            1             11.12             14

                                                                     For the period ended December 31, 2005
                                                           ------------------------------------------------------------
                                                             Investment (1)     Expense Ratio (2)      Total Return (3)
                                                              Income Ratio            Range                  Range
                                                           ------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
 V.I. Growth Fund - Series I                                      --                  0.90%                  6.52%
 V.I. Government Securities Fund -- Series I                     3.43%                0.90%                  0.76%
 V.I. Basic Value Fund - Series II                               1.21%                0.00%                  5.43%
 V.I. Capital Appreciation Fund - Series II                      0.00%                0.00%                  8.58%
 V.I. Growth Fund - Series II                                    0.00%                0.00%                  7.16%
 V.I. Premier Equity Fund -- Series II                           0.31%                0.00%                  5.36%
The Alger American Fund
 Small Capitalization Portfolio                                   --                  0.90%                 15.84%
 Growth Portfolio                                                0.22%                0.90%                 11.04%
Fidelity Variable Insurance Products Funds
 Equity-Income Portfolio - Service Class 2                       1.39%           0.00% to 0.90%         4.63% to 5.57%
 Contrafund Portfolio - Service Class 2                          0.11%           0.00% to 0.90%        15.61% to 16.65%
 Growth & Income Portfolio - Serivce Class 2                     1.24%           0.00% to 0.90%         6.44% to 7.40%
 Growth Portfolio - Serivce Class 2                              0.29%           0.00% to 0.90%         4.56% to 5.50%
 Asset Manager Portfolio - Service Class 2                       2.21%           0.00% to 0.90%         2.86% to 3.78%
 Balanced Portfolio - Service Class 2                            2.47%           0.00% to 0.90%         4.59% to 5.53%
 Mid Cap Portfolio - Service Class 2                             0.00%           0.00% to 0.90%        16.97% to 18.02%
 Money Market Fund Portfolio - Initial Class                     2.71%                0.00%                  3.03%
Franklin Templeton Variable Insurance Products Trust
   Growth and Income Securities - Class 2                        5.01%                0.00%                  3.51%
   Income Securities - Class 2                                   2.12%                0.00%                  1.60%
   U.S. Government - Class 2                                     5.19%                0.00%                  2.40%
   Large Cap Growth Securities Fund - Class 2                    0.38%                0.00%                  1.06%
   Templeton Foreign Securities Fund - Class 2                   0.95%                0.00%                 10.17%
   Templeton Growth Securities Fund - Class 2                    1.28%                0.00%                  8.86%
   Mutual Shares Securities Fund - Class 2                       0.99%                0.00%                 10.55%
Janus Aspen Series
 Mid Cap Growth Portfolio - Service Shares                        --                  0.00%                 12.03%
 Capital Appreciation Portfolio - Service Shares                 0.01%                0.00%                 12.56%
 Worldwide Growth Portfolio - Service Shares                     1.09%                0.00%                  5.57%
JP Morgan Series II Trust
 JP Morgan Mid Cap Value Portfolio                               0.40%                0.00%                  9.21%
MFS Variable Insurance Trust
 Emerging Growth Series - Initial Class                          0.00%                0.90%                  8.22%
 Investors Trust Series - Initial Class                          0.53%                0.90%                  6.36%
 Capital Opportunities Series - Service Class                    0.52%           0.00% to 0.90%         0.56% to 1.46%
 Emerging Growth Series - Service Class                          0.00%                0.00%                  8.92%
 Mid Cap Growth Series - Service Class                           0.00%           0.00% to 0.90%         1.94% to 2.86%
 New Discovery Series - Service Class                            0.00%           0.00% to 0.90%         4.10% to 5.03%
Oppenheimer Variable Account Funds
 Aggressive Growth Fund/VA - Service Class                       0.00%                0.00%                 11.98%
 Strategic Bond Fund/VA - Service Class                          3.30%                0.00%                  2.48%
Oppenheimer's Panorama Series Fund, Inc.
 International Growth Fund/VA - Service Class                    0.65%                0.00%                 14.95%
PIMCO Variable Insurance Trust
 Long-Term U.S. Government Bond Portfolio                        6.43%                0.90%                  3.80%
Putnam Variable Trust
   Growth and Income Fund - Class IB                             1.10%                0.00%                  5.23%
   International Equity Fund - Class IB                          1.41%           0.00% to 0.90%        11.20% to 12.20%
   New Opportunities Fund - Class IB                             0.20%                0.00%                 10.00%
   Small Cap Value Fund - Class IB                               0.19%                0.00%                  7.03%
   Voyager Fund - Class IB                                       0.97%                0.00%                  5.69%
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A (a)                          4.18%           0.00% to 0.90%         0.00% to 0.00%
   Equity 500 Index Fund - Class A                               1.50%           0.00% to 0.90%         3.74% to 4.68%
   Small Cap Index Fund - Class A                                0.60%           0.00% to 0.90%         3.33% to 4.26%
Scudder Variable Series I
   Bond Portfolio - Class A                                      2.50%                0.00%                  2.60%

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.    UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                               At December 31, 2005
                                                           -------------------------------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value        Units        Unit Value      Net Assets
                                                                 Range          (000s)          Range           (000s)
                                                           -------------------------------------------------------------
Touchstone Variable Series Trust
   Baron Small Cap Fund                                     $16.39 to $16.90      20       $17.50 to $18.20      363
   Emerging Growth Fund                                      14.56 to 20.00       66        16.78 to 22.84      1,142
   Third Avenue Value Fund                                   14.20 to 16.61       63        16.53 to 19.50      1,205
   Eagle Capital Appreciation Fund                            8.63 to 8.91        290        8.56 to 8.92       2,586
   Large Cap Core Equity Fund                                9.20 to 10.56        15        8.84 to 10.24        146
   Value Plus Fund                                           10.84 to 11.15       239       11.08 to 11.29      2,650
   Growth & Income Fund                                      12.49 to 14.12        9        12.61 to 14.38       117
   Balanced Fund                                             12.98 to 14.35       12        13.84 to 15.17       172
   High Yield Fund                                           13.72 to 14.13       166       14.04 to 14.59      2,428
   Core Bond Fund                                            12.13 to 13.02       178       12.33 to 13.12      2,198
   Money Market Fund                                         10.20 to 10.27       65        10.50 to 10.52       688
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                 14.96            12            15.58            194
   Van Kampen Emerging Growth Portfolio                          12.71             1            13.68             14
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                            18.71             3            25.03             66

                                                                     For the period ended December 31, 2005
                                                           ------------------------------------------------------------
                                                             Investment (1)     Expense Ratio (2)      Total Return (3)
                                                              Income Ratio            Range                 Range
                                                           ------------------------------------------------------------
Touchstone Variable Series Trust
   Baron Small Cap Fund                                           0.00%          0.00% to 0.90%        6.73 % to 7.69%
   Emerging Growth Fund                                           0.00%          0.00% to 0.90%        14.27% to 15.29%
   Third Avenue Value Fund                                        0.01%          0.00% to 0.90%        16.36% to 17.41%
   Eagle Capital Appreciation Fund                                0.09%          0.00% to 0.90%         -.80% to .09%
   Large Cap Core Equity Fund                                     0.00%          0.00% to 0.90%        -3.92% to -3.06%
   Value Plus Fund                                                0.00%          0.00% to 0.90%         1.26% to 2.17%
   Growth & Income Fund                                           0.00%          0.00% to 0.90%          .95% to 1.86%
   Balanced Fund                                                  1.71%          0.00% to 0.90%         5.67% to 6.61%
   High Yield Fund                                                0.00%          0.00% to 0.90%         2.35% to 3.27%
   Core Bond Fund                                                 0.00%          0.00% to 0.90%          .78% to 1.68%
   Money Market Fund                                              3.28%          0.00% to 0.90%         2.22% to 3.14%
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                  0.99%              0.00%                  4.11%
   Van Kampen Emerging Growth Portfolio                           0.02%              0.00%                  7.64%
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                             0.37%              0.00%                  33.76%

(a) For the period January 1, 2005 to July 25, 2005 (ceased operations). As a result of fund ceasing operations, total return range is not applicable.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk, and administrative charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk, and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.    UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                               At December 31, 2004
                                                           -------------------------------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value        Units        Unit Value      Net Assets
                                                                 Range          (000s)          Range           (000s)
                                                           -------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund - Series I                                  $ 5.66            29           $ 6.07            $175
   V.I. Government Securities Fund -- Series I                   12.60             1            12.81             17
   V.I. Basic Value Fund - Series II                             13.18            10            14.61            151
   V.I. Capital Appreciation Fund - Series II                    12.38             0            13.17             0
   V.I. Growth Fund - Series II                                  12.42             1            13.41             10
   V.I. Premier Equity Fund - Series II                          11.90             3            12.56             38
The Alger American Fund
   Small Capitalization Portfolio                                 7.05            10             8.14             78
   Growth Portfolio                                               7.93            20             8.29            163
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                 9.95 to 10.85        41        10.96 to 12.07       492
   Contrafund Portfolio - Service Class 2                    10.80 to 11.69       32        12.33 to 13.47       429
   Growth & Income Portfolio - Serivce Class 2               9.53 to 10.44        34        9.97 to 11.02        371
   Growth Portfolio - Serivce Class 2                         7.90 to 9.03        26         8.08 to 9.31        241
   Asset Manager Portfolio - Service Class 2                 10.20 to 10.92        3        10.63 to 11.48        34
   Balanced Portfolio - Service Class 2                      10.23 to 11.03       25        10.66 to 11.60       292
   Mid Cap Portfolio - Service Class 2                       12.60 to 13.45       44        15.57 to 16.77       739
   Money Market Fund Portfolio - Initial Class                   10.56            32            10.69            347
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                         12.68             3            14.02             35
  Income Securities - Class 2                                    12.27             1            13.97             13
  U.S. Government - Class 2                                      10.10            11            10.45            116
  Large Cap Growth Securities Fund - Class 2                     12.25             4            13.22             47
  Templeton Foreign Securities Fund - Class 2                    13.52             7            16.03            109
  Templeton Growth Securities Fund - Class 2                     13.42             4            15.57             64
  Mutual Shares Securities Fund - Class 2                        12.20             4            13.74             50
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares                      8.03             6             9.68             56
   Capital Appreciation Portfolio - Service Shares                9.17            12            10.82            131
   Worldwide Growth Portfolio - Service Shares                    8.42            15             8.80            132
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                             12.41             0            15.02             4
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                         7.08            14             7.92            114
   Investors Trust Series - Initial Class                         8.25             8             9.10             76
   Capital Opportunities Series - Service Class               7.06 to 7.69        33         7.84 to 8.62        278
   Emerging Growth Series - Service Class                         7.71             9             8.69             76
   Mid Cap Growth Series - Service Class                      6.19 to 7.63        30         7.02 to 8.73        262
   New Discovery Series - Service Class                       8.62 to 9.74         9        9.08 to 10.34         92
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                      8.04            12             9.61            112
   Strategic Bond Fund/VA - Service Class                        12.78            18            13.86            249
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                   9.73            24            11.39            276
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                      14.88             2            15.86             37
Putnam Variable Trust
   Growth and Income Fund - Class IB                             12.49             1            13.88             8
   International Equity Fund - Class IB                      12.99 to 13.07       14        14.96 to 15.19       206
   New Opportunities Fund - Class IB                             12.53             0            13.83             5
   Small Cap Value Fund - Class IB                               14.45             4            18.24             76
   Voyager Fund - Class IB                                       11.89             0            12.48             4
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A                           8.32 to 9.32        17        9.81 to 11.10        188
   Equity 500 Index Fund - Class A                            7.94 to 9.84        356       8.70 to 10.88       3,859
   Small Cap Index Fund - Class A                            11.41 to 12.72       12        13.32 to 14.98       173
Scudder Variable Series I
   Bond Portfolio - Class A                                      10.29             0            10.84             4

                                                                     For the period ended December 31, 2004
                                                           ------------------------------------------------------------
                                                             Investment (1)     Expense Ratio (2)      Total Return (3)
                                                              Income Ratio            Range                 Range
                                                           ------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund - Series I                                     --                 0.90%                 7.26%
   V.I. Government Securities Fund - Series I                    3.02%                0.90%                 1.65%
   V.I. Basic Value Fund - Series II                             0.00%                0.00%                 10.84%
   V.I. Capital Appreciation Fund - Series II                    0.00%                0.00%                 6.33%
   V.I. Growth Fund - Series II                                  0.00%                0.00%                 8.00%
   V.I. Premier Equity Fund - Series II                          0.60%                0.00%                 5.49%
The Alger American Fund
   Small Capitalization Portfolio                                  --                 0.90%                 15.53%
   Growth Portfolio                                              0.00%                0.90%                 4.56%
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                     1.28%           0.00% to 0.90%        10.24% to 11.23%
   Contrafund Portfolio - Service Class 2                        0.19%           0.00% to 0.90%        14.13% to 15.16%
   Growth & Income Portfolio - Serivce Class 2                   0.63%           0.00% to 0.90%         4.58% to 5.52%
   Growth Portfolio - Serivce Class 2                            0.12%           0.00% to 0.90%         2.20% to 3.12%
   Asset Manager Portfolio - Service Class 2                     1.97%           0.00% to 0.90%         4.24% to 5.18%
   Balanced Portfolio - Service Class 2                          1.69%           0.00% to 0.90%         4.21% to 5.15%
   Mid Cap Portfolio - Service Class 2                           0.00%           0.00% to 0.90%        23.54% to 24.66%
   Money Market Fund Portfolio - Initial Class                   1.09%                0.00%                 1.21%
Franklin Templeton Variable Insurance Products Trust
  Growth and Income Securities - Class 2                         3.49%                0.00%                 10.61%
  Income Securities - Class 2                                    2.74%                0.00%                 13.85%
  U.S. Government - Class 2                                      6.85%                0.00%                 3.48%
  Large Cap Growth Securities Fund - Class 2                     0.58%                0.00%                 7.93%
  Templeton Foreign Securities Fund - Class 2                    1.15%                0.00%                 18.53%
  Templeton Growth Securities Fund - Class 2                     1.95%                0.00%                 16.03%
  Mutual Shares Securities Fund - Class 2                        0.92%                0.00%                 12.63%
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares                       --                 0.00%                 20.48%
   Capital Appreciation Portfolio - Service Shares               0.03%                0.00%                 17.97%
   Worldwide Growth Portfolio - Service Shares                   0.94%                0.00%                 4.53%
JP Morgan Series II Trust
   JP Morgan Mid Cap Value Portfolio                             0.29%                0.00%                 21.06%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                        0.00%                0.90%                 11.95%
   Investors Trust Series - Initial Class                        0.60%                0.90%                 10.36%
   Capital Opportunities Series - Service Class                  0.18%           0.00% to 0.90%        11.09% to 12.09%
   Emerging Growth Series - Service Class                        0.00%                0.00%                 12.72%
   Mid Cap Growth Series - Service Class                         0.00%           0.00% to 0.90%        13.36% to 14.38%
   New Discovery Series - Service Class                          0.00%           0.00% to 0.90%         5.26% to 6.21%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                     0.00%                0.00%                 19.43%
   Strategic Bond Fund/VA - Service Class                        6.11%                0.00%                 8.43%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                  1.27%                0.00%                 17.15%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                      4.48%                0.90%                 6.59%
Putnam Variable Trust
   Growth and Income Fund - Class IB                             1.50%                0.00%                 11.11%
   International Equity Fund - Class IB                          0.98%           0.00% to 0.90%        15.16% to 16.19%
   New Opportunities Fund - Class IB                             0.00%                0.00%                 10.31%
   Small Cap Value Fund - Class IB                               0.31%                0.00%                 26.21%
   Voyager Fund - Class IB                                       0.19%                0.00%                 5.03%
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A                              2.38%           0.00% to 0.90%        18.00% to 19.07%
   Equity 500 Index Fund - Class A                               1.08%           0.00% to 0.90%        9.61% to 10.59%
   Small Cap Index Fund - Class A                                0.32%           0.00% to 0.90%        16.71% to 17.76%
Scudder Variable Series I
   Bond Portfolio - Class A                                      3.20%                0.00%                 5.38%


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.    UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                               At December 31, 2004
                                                           -------------------------------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value        Units        Unit Value      Net Assets
                                                                 Range          (000s)          Range           (000s)
                                                           -------------------------------------------------------------
Touchstone Variable Series Trust
   Baron Small Cap Fund                                     $12.94 to $13.22      17       $16.39 to $16.90      $291
   Emerging Growth Fund                                      12.99 to 17.99       53        14.56 to 20.00       812
   Third Avenue Value Fund                                   11.38 to 13.19       55        14.20 to 16.61       909
   Enhanced Dividend 30 Fund                                 8.83 to 10.04        301       9.20 to 10.56       2,685
   Eagle Capital Appreciation Fund                            7.57 to 7.76        14         8.63 to 8.91        135
   Value Plus Fund                                           9.81 to 10.18        246       10.84 to 11.15      2,670
   Growth & Income Fund                                      11.44 to 12.83        5        12.49 to 14.12        70
   Balanced Fund                                             11.84 to 13.21        3        12.98 to 14.35        45
   High Yield Fund                                           12.63 to 12.90       169       13.72 to 14.13      2,388
   Core Bond Fund                                            11.74 to 12.72       173       12.13 to 13.02      2,094
   Money Market Fund                                         10.06 to 10.23       37        10.20 to 10.27       376
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                 12.74            13            14.96            199
   Van Kampen Emerging Growth Portfolio                          11.90             2            12.71             23
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                            15.32             2            18.71             33

                                                                     For the period ended December 31, 2004
                                                           ------------------------------------------------------------

                                                             Investment (1)     Expense Ratio (2)     Total Return (3)
                                                              Income Ratio            Range                 Range
                                                           ------------------------------------------------------------
Touchstone Variable Series Trust
   Baron Small Cap Fund                                          0.00%           0.00% to 0.90%       26.68 % to 27.82%
   Emerging Growth Fund                                          2.04%           0.00% to 0.90%       11.06% to 12.06%
   Third Avenue Value Fund                                       0.27%           0.00% to 0.90%       24.81% to 25.93%
   Enhanced Dividend 30 Fund                                     2.30%           0.00% to 0.90%        4.26% to 5.29%
   Eagle Capital Appreciation Fund                               0.96%           0.00% to 0.90%       13.89% to 14.92%
   Value Plus Fund                                               0.79%           0.00% to 0.90%        9.55% to 10.54%
   Growth & Income Fund                                          2.13%           0.00% to 0.90%        9.12% to 10.10%
   Balanced Fund                                                 1.18%           0.00% to 0.90%        8.65% to 9.63%
   High Yield Fund                                               7.08%           0.00% to 0.90%        8.58% to 9.55%
   Core Bond Fund                                                4.31%           0.00% to 0.90%        2.39% to 3.31%
   Money Market Fund                                             1.43%           0.00% to 0.90%         .43% to 1.34%
Van Kampen Life Investment Trust
   Van Kampen Comstock Portfolio                                 0.33%                0.00%                17.43%
   Van Kampen Emerging Growth Portfolio                          0.00%                0.00%                 6.78%
Van Kampen The Universal Institutional Funds
   Van Kampen Emerging Markets Equity                            0.00%                0.00%                22.12%


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.    UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                               At December 31, 2003
                                                           -------------------------------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value        Units        Unit Value      Net Assets
                                                                 Range          (000s)          Range           (000s)
                                                           -------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                              $ 4.35           27            $5.66            $152
   V.I. Government Securities Fund                               12.58             2             12.6             25
   V.I. Basic Value Fund (a)                                     10.00             0            13.18             3
   V.I. Capital Appreciation Fund (a)                            10.00             0            12.38             0
   V.I. Growth Fund (a)                                          10.00             0            12.42             0
   V.I. Premier Equity Fund (a)                                  10.00             0            11.90             1
The Alger American Fund
   Small Capitalization Portfolio                                 5.00             9             7.05             65
   Growth Portfolio                                               5.91            18             7.93            140
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                  7.72 to 8.35        32        9.95 to 10.85        339
   Contrafund Portfolio - Service Class 2                     8.51 to 9.12        28        10.8 to 11.69        326
   Growth & Income Portfolio - Serivce Class 2                7.79 to 8.46        21        9.53 to 10.44        213
   Growth Portfolio - Serivce Class 2                         6.02 to 6.82        21         7.90 to 9.03        191
   Asset Manager Portfolio - Service Class 2                  8.75 to 9.28         2        10.20 to 10.92        17
   Balanced Portfolio - Service Class 2                       8.79 to 9.40        22        10.23 to 11.03       245
   Mid Cap Portfolio - Service Class 2                        9.20 to 9.73        34        12.60 to 13.45       458
   Money Market Fund Portfolio - Initial Class                   10.46            39            10.56            413
Franklin Templeton Variable Insurance Products Trust (b)
   Growth and Income Securities - Class 2                        10.00             1            12.68             6
   Income Securities - Class 2                                   10.00             0            12.27             1
   U.S. Government - Class 2                                     10.00             2            10.10             19
   Large Cap Growth Securities Fund - Class 2                    10.00             1            12.25             17
   Templeton Foreign Securities Fund - Class 2                   10.00             1            13.52             19
   Templeton Growth Securities Fund - Class 2                    10.00             1            13.42             11
   Mutual Shares Securities Fund - Class 2                       10.00             1            12.20             12
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (c)                  5.96             5             8.03             36
   Capital Appreciation Portfolio - Service Shares                7.63            12             9.17            113
   Worldwide Growth Portfolio - Service Shares                    6.81            13             8.42            110
JP Morgan Series II Trust (d)
   JP Morgan Mid Cap Value Portfolio                             10.00             0            12.41             2
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                         5.48            15             7.08            106
   Investors Trust Series - Initial Class                         6.81            10             8.25             79
   Capital Opportunities Series - Service Class               6.05 to 6.81        28         7.06 to 7.69        217
   Emerging Growth Series - Service Class                         5.93             6             7.71             50
   Mid Cap Growth Series - Service Class                      4.57 to 5.58        26         6.19 to 7.63        198
   New Discovery Series - Service Class                       6.52 to 7.30         6         8.62 to 9.74         53
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                      6.41             9             8.04             76
   Strategic Bond Fund/VA - Service Class                        10.91             7            12.78             91
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                   6.68            22             9.73            212
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                      14.45             2            14.88             28
Putnam Variable Trust (e)
   Growth and Income Fund - Class IB                             10.00             1            12.49             7
   International Equity Fund - Class IB                          10.00             6        12.99 to 13.07        76
   New Opportunities Fund - Class IB                             10.00             0            12.53             5
   Small Cap Value Fund - Class IB                               10.00             2            14.45             25
   Voyager Fund - Class IB                                       10.00             0            11.89             2
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A                           6.29 to6.99         13         8.32 to 9.32        119
   Equity 500 Index Fund - Class A                            6.25 to 7.67        289        7.94 to 9.84       2,827
   Small Cap Index Fund - Class A                             7.87 to 8.69         6        11.41 to 12.72        81
Scudder Variable Series I (f)
   Bond Portfolio - Class A                                      10.00             0            10.29             1

                                                                     For the period ended December 31, 2003
                                                           ------------------------------------------------------------

                                                             Investment (1)     Expense Ratio (2)     Total Return (3)
                                                              Income Ratio            Range                 Range
                                                           ------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
   V.I. Growth Fund                                                --                 0.90%                30.07%
   V.I. Government Securities Fund                               2.43%                0.90%                 0.17%
   V.I. Basic Value Fund (a)                                     0.00%                0.00%                31.80%
   V.I. Capital Appreciation Fund (a)                            0.00%                0.00%                23.82%
   V.I. Growth Fund (a)                                          0.00%                0.00%                24.16%
   V.I. Premier Equity Fund (a)                                  0.52%                0.00%                19.01%
The Alger American Fund
   Small Capitalization Portfolio                                  --                 0.90%                41.07%
   Growth Portfolio                                              0.00%                0.90%                33.96%
Fidelity Variable Insurance Products Funds
   Equity-Income Portfolio - Service Class 2                     1.15%           0.00% to 0.90%       28.87% to 30.03%
   Contrafund Portfolio - Service Class 2                        0.23%           0.00% to 0.90%       27.05% to 28.20%
   Growth & Income Portfolio - Serivce Class 2                   0.89%           0.00% to 0.90%       22.344% to 23.44%
   Growth Portfolio - Serivce Class 2                            0.09%           0.00% to 0.90%       31.36% to 32.54%
   Asset Manager Portfolio - Service Class 2                     2.43%           0.00% to 0.90%       16.61% to 17.66%
   Balanced Portfolio - Service Class 2                          2.13%           0.00% to 0.90%       16.36% to 17.41%
   Mid Cap Portfolio - Service Class 2                           0.21%           0.00% to 0.90%       37.02% to 38.25%
   Money Market Fund Portfolio - Initial Class                   0.93%                0.00%                 1.00%
Franklin Templeton Variable Insurance Products Trust (b)
   Growth and Income Securities - Class 2                        0.09%                0.00%                26.77%
   Income Securities - Class 2                                   1.20%                0.00%                22.66%
   U.S. Government - Class 2                                     0.05%                0.00%                 1.02%
   Large Cap Growth Securities Fund - Class 2                    0.01%                0.00%                22.49%
   Templeton Foreign Securities Fund - Class 2                   0.02%                0.00%                35.23%
   Templeton Growth Securities Fund - Class 2                    0.14%                0.00%                34.16%
   Mutual Shares Securities Fund - Class 2                       0.02%                0.00%                22.00%
Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (c)                   --                 0.00%                34.76%
   Capital Appreciation Portfolio - Service Shares               0.22%                0.00%                20.23%
   Worldwide Growth Portfolio - Service Shares                   0.83%                0.00%                23.68%
JP Morgan Series II Trust (d)
   JP Morgan Mid Cap Value Portfolio                             0.00%                0.00%                24.08%
MFS Variable Insurance Trust
   Emerging Growth Series - Initial Class                          --                 0.90%                29.07%
   Investors Trust Series - Initial Class                        0.66%                0.90%                21.06%
   Capital Opportunities Series - Service Class                    --             0.0% to 0.90%        25.98% to 27.11%
   Emerging Growth Series - Service Class                          --                 0.00%                29.93%
   Mid Cap Growth Series - Service Class                           --             0.0% to 0.90%        35.39% to 36.61%
   New Discovery Series - Service Class                            --             0.0% to 0.90%        32.34% to 33.43%
Oppenheimer Variable Account Funds
   Aggressive Growth Fund/VA - Service Class                     0.00%                0.00%                25.44%
   Strategic Bond Fund/VA - Service Class                        5.37%                0.00%                17.16%
Oppenheimer's Panorama Series Fund, Inc.
   International Growth Fund/VA - Service Class                  0.97%                0.00%                45.53%
PIMCO Variable Insurance Trust
   Long-Term U.S. Government Bond Portfolio                      4.01%                0.90%                 2.97%
Putnam Variable Trust (e)
   Growth and Income Fund - Class IB                               --                 0.00%                24.92%
   International Equity Fund - Class IB                            --             0.0% to 0.90%        29.93% to 30.72%
   New Opportunities Fund - Class IB                               --                 0.00%                25.35%
   Small Cap Value Fund - Class IB                                 --                 0.00%                44.50%
   Voyager Fund - Class IB                                         --                 0.00%                18.86%
Scudder Investments VIT Funds
   EAFE Equity Index Fund - Class A                              1.58%            0.0% to 0.90%       32.17% to 33.35%
   Equity 500 Index Fund - Class A                               1.06%            0.0% to 0.90%       27.01% to 28.16%
   Small Cap Index Fund - Class A                                0.51%            0.0% to 0.90%       45.12% to 46.42%
Scudder Variable Series I (f)
   Bond Portfolio - Class A                                      0.00%                0.00%                 2.85%


               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.    UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                               At December 31, 2003
                                                           -------------------------------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value        Units        Unit Value      Net Assets
                                                                 Range          (000s)          Range           (000s)
                                                           -------------------------------------------------------------
Touchstone Variable Series Trust
   Baron Small Cap Fund (g)                                      $10.00           13       $12.94 to $13.22      $172
   Emerging Growth Fund                                      8.82 to 12.33        42        12.99 to 17.99       585
   Third Avenue Value Fund (h)                                8.03 to 9.22        43        11.38 to 13.19       556
   Eagle Capital Appreciation Fund (I)                        5.80 to 5.89        309        7.57 to 7.76       2,395
   Enhanced Dividend 30 Fund (p)                              6.75 to 7.62        11        8.83 to 10.05        106
   Value Plus Fund                                            7.56 to 7.92        247       9.81 to 10.18       2,428
   Growth & Income Fund                                      8.69 to 10.00         4        11.44 to 12.83        45
   Balanced Fund                                             10.00 to 10.96        1        11.84 to 13.21        18
   High Yield Fund                                           10.28 to 10.40       189       12.63 to 12.90      2,432
   Core Bond Fund (j)                                        11.34 to 12.40       149       11.74 to 12.72      1,754
   Money Market Fund                                         10.00 to 10.22       78        10.06 to 10.23       791
   International Equity Fund (k)                                  5.43            --              --              --
   Growth/Value Fund (l)                                      5.43 to 5.51        --              --              --
   Standby Income Fund (m)                                   10.60 to 11.33       --              --              --
Van Kampen Life Investment Trust (n)
   Van Kampen Comstock Portfolio                                 10.00            --            12.74             6
   Van Kampen Emerging Growth Portfolio                          10.00            --            11.90             --
Van Kampen The Universal Institutional Funds (n)
   Van Kampen Emerging Markets Equity                            10.00            --            15.32             1
The Legends Fund, Inc. (o)
   Harris Bretall Sullivan & Smith Equity Growth Portfolio        6.38            --              --
   Third Avenue Value Portfolio                                   8.94            --              --
   Gabelli Large Cap Value Portfolio                              5.86            --              --
   Baron Small Cap Portfolio                                      9.85            --              --

                                                                      For the period ended December 31, 2003
                                                           ------------------------------------------------------------

                                                             Investment (1)     Expense Ratio (2)     Total Return (3)
                                                              Income Ratio            Range                 Range
                                                           ------------------------------------------------------------
Touchstone Variable Series Trust
   Baron Small Cap Fund (g)                                      0.00%           0.0% to 0.90%        29.39 % to 32.20%
   Emerging Growth Fund                                          0.00%           0.0% to 0.90%        45.95% to 47.26%
   Third Avenue Value Fund (h)                                   0.14%           0.0% to 0.90%        41.66% to 42.93%
   Eagle Capital Appreciation Fund (I)                           0.16%           0.0% to 0.90%        30.53% to 31.70%
   Enhanced Dividend 30 Fund (p)                                 1.32%           0.0% to 0.90%        30.68% to 31.85%
   Value Plus Fund                                               1.21%           0.0% to 0.90%        28.56% to 29.72%
   Growth & Income Fund                                          4.73%           0.0% to 0.90%        28.22% to 31.65%
   Balanced Fund                                                 0.68%           0.0% to 0.90%        18.42% to 20.49%
   High Yield Fund                                               11.92%          0.0% to 0.90%        22.88% to 23.99%
   Core Bond Fund (j)                                            4.96%           0.0% to 0.90%         2.57% to 3.49%
   Money Market Fund                                             1.03%           0.0% to 0.90%          .11% to .65%
   International Equity Fund (k)                                 2.72%               0.90%                   --
   Growth/Value Fund (l)                                         0.00%           0.0% to 0.90%               --
   Standby Income Fund (m)                                       0.48%           0.0% to 0.90%               --
Van Kampen Life Investment Trust (n)
   Van Kampen Comstock Portfolio                                   --                0.00%                 27.44%
   Van Kampen Emerging Growth Portfolio                            --                0.00%                 19.04%
Van Kampen The Universal Institutional Funds (n)
   Van Kampen Emerging Markets Equity                              --                0.00%                 53.22%
The Legends Fund, Inc. (o)
   Harris Bretall Sullivan & Smith Equity Growth Portfolio         --                0.00%                   --
   Third Avenue Value Portfolio                                  0.71%               0.00%                   --
   Gabelli Large Cap Value Portfolio                             0.90%               0.00%                   --
   Baron Small Cap Portfolio                                       --                0.00%                   --


(a) For the period April 28, 2003 (commencement of operations) to December 31, 2003

(b) For the period April 28, 2003 (commencement of operations) to December 31, 2003

(c) Sub-Account name change from Janus Aggressive Growth to Janus Mid Cap Growth effective May 1, 2003

(d) For the period April 28, 2003 (commencement of operations) to December 31, 2003

(e) For the period April 28, 2003 (commencement of operations) to December 31, 2003

(f) For the period April 28, 2003 (commencement of operations) to December 31, 2003

(g) For the period April 28, 2003 (commencement of operations) to December 31, 2003

(h) Sub-Account name change from Touchstone Small Cap Value Fund to Touchstone Third Avenue Value Fund effective April 28, 2003

(I) Sub-Account name change from Touchstone Large Cap Growth Fund to Touchstone Eagle Capital Appreciation Fund effective April 28, 2003

(j) Sub-Account name change from Touchstone Bond Fund to Touchstone Core Bond Fund effective April 28, 2003

(k) For the period January 1, 2003 to July 25, 2003 (Sub-Account closed operations, remaining assets transferred to Putnam International Equity Fund)

(l) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to
Touchstone Large Cap Growth Fund)

(m) For the period January 1, 2003 to April 25, 2003 (Sub-Account closed operations, remaining assets transferred to Touchstone Money Market Fund)

(n) For the period April 28, 2003 (commencement of operations) to December 31, 2003

(o) For the period January 1, 2003 to April 25, 2003 (ceased operations)

(p) Sub-Account name change from Touchstone Enhanced 30 to Touchstone Enhanced Dividend 30 effective December 12, 2003

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6.    UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                                          At December 31, 2002
                                                                               ----------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value                     Unit Value
                                                                 lowest         Units           lowest        Net Assets
                                                               to highest       (000s)        to highest        (000s)
                                                           -------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                             $6.36            24            $4.35            $106
    V.I. Government Securities Fund                              11.58             2            12.58             24
The Alger American Fund
    Small Capitalization Portfolio                                6.83             9             5.00             47
    Growth Portfolio                                              8.91            18             5.92            109
Scudder Asset Management VIT Funds *
    EAFE Equity Index                                         8.10 to 8.92         3         6.29 to 6.99         18
    Equity 500 Index Fund                                     8.12 to 9.88        235        6.25 to 7.67       1,794
    Small Cap Index                                          9.99 to 10.94         2         7.87 to 8.69         19
Fidelity Variable Insurance Products Funds
    Equity-Income Portfolio - Service Class 2                9.40 to 10.08        18         7.72 to 8.35        152
    Contrafund Portfolio - Service Class 2                   9.49 to 10.09        17         8.51 to 9.12        158
    Growth & Income Portfolio - Serivce Class 2              9.46 to 10.17        17         7.79 to 8.46        141
    Growth Portfolio - Serivce Class 2                        8.71 to 9.78        14         6.02 to 6.82         93
    Asset Manager Portfolio - Service Class 2                9.70 to 10.20         1         8.75 to 9.28         7
    Balanced Portfolio - Service Class 2                     9.74 to 10.32        15         8.79 to 9.40        143
    Mid Cap Portfolio - Service Class 2                      10.32 to 10.82       25         9.20 to 9.73        243
    Money Market Fund Portfolio - Initial Class                  10.29            23            10.46            241
Janus Aspen Series
    Aggressive Growth Portfolio - Service Shares                  8.29             3             5.96             15
    Capital Appreciation Portfolio - Service Shares               9.07             6             7.63             43
    Worldwide Growth Portfolio - Service Shares                   9.17             8             6.81             57
The Legends Fund, Inc.
    Harris Bretall Sullivan & Smith Equity Growth                 9.18            --             6.38             3
    Portfolio
    Third Avenue Value Portfolio                                 10.83            27             8.94            240
    Gabelli Large Cap Value Portfolio                             8.44            23             5.86            135
    Baron Small Cap Portfolio                                    11.46             7             9.85             73
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                        8.35            14             5.48             79
    Investors Trust Series - Initial Class                        8.70             9             6.81             62
    Capital Opportunities Series - Service Class              8.06 to 8.62        23         5.61 to 6.05        140
    Emerging Growth Series - Service Class                        8.97             4             5.93             18
    Mid Cap Growth Series - Service Class                     8.16 to 9.87        17         4.57 to 5.58         94
    New Discovery Series - Service Class                     9.65 to 10.70         2         6.52 to 7.30         22
Oppenheimer Variable Account Funds
    Aggressive Growth Fund/VA - Service Class                     8.91             4             6.41             24
    Strategic Bond Fund/VA - Service Class                       10.19             5            10.91             50
Oppenheimer's Panorama Series Fund, Inc.
    International Growth Fund/VA - Service Class                  8.85            17             6.68            116
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                     12.40             1            14.45             21
Touchstone Variable Series Trust
    International Equity Fund                                     7.17            10             5.43             56
    Emerging Growth Fund                                     11.36 to 16.02       29        8.82 to 12.33        277
    Small Cap Value Fund                                     10.47 to 11.91        6         8.03 to 9.23         54
    Growth/Value Fund                                         8.60 to 8.65        30         5.43 to 5.51        165
    Large Cap Growth Fund **                                  8.94 to 8.99        121        5.80 to 5.89        712
    Enhanced 30 Fund                                          8.81 to 9.85         7         6.75 to 7.62         51
    Value Plus Fund                                          10.31 to 10.89       115        7.56 to 7.92        869
    Growth & Income Fund                                         10.31             2             8.69             20
    Balanced Fund                                                12.17             1            10.96             13
    High Yield Fund                                          10.09 to 10.12       86        10.28 to 10.40       892
    Bond Fund                                                10.51 to 11.59       79        11.34 to 12.40       900
    Standby Income Fund                                      10.28 to 11.09       416       10.60 to 11.33      4,410
    Money Market Fund                                            10.15            --            10.22             --

                                                                       For the period ended December 31, 2002
                                                           --------------------------------------------------------------

                                                               Investment         Expense Ratio          Total Return
                                                              Income Ratio      lowest to highest      lowest to highest
                                                           --------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                               --                 0.90%                 -31.59%
    V.I. Government Securities Fund                              2.14%                0.90%                  8.62%
The Alger American Fund
    Small Capitalization Portfolio                                 --                 0.90%                 -26.88%
    Growth Portfolio                                             0.04%                0.90%                 -33.59%
Scudder Asset Management VIT Funds *
    EAFE Equity Index                                            0.92%           0.00% to 0.90%        -22.30% to -21.60%
    Equity 500 Index Fund                                        1.52%           0.00% to 0.90%        -23.01% to -22.31%
    Small Cap Index                                              0.52%           0.00% to 0.90%        -21.29% to -20.58%
Fidelity Variable Insurance Products Funds
    Equity-Income Portfolio - Service Class 2                    1.05%           0.00% to 0.90%        -17.89% to -17.15%
    Contrafund Portfolio - Service Class 2                       0.64%           0.00% to 0.90%        -10.41% to -9.60%
    Growth & Income Portfolio - Serivce Class 2                  1.45%           0.00% to 0.90%        -17.59% to -16.84%
    Growth Portfolio - Serivce Class 2                           0.10%           0.00% to 0.90%        -30.92% to -30.30%
    Asset Manager Portfolio - Service Class 2                    1.41%           0.00% to 0.90%         -9.84% to -9.03%
    Balanced Portfolio - Service Class 2                         2.22%           0.00% to 0.90%         -9.75% to -8.93%
    Mid Cap Portfolio - Service Class 2                          0.56%           0.00% to 0.90%        -10.83% to -10.02%
    Money Market Fund Portfolio - Initial Class                  1.33%                0.00%                  1.69%
Janus Aspen Series
    Aggressive Growth Portfolio - Service Shares                   --                 0.00%                 -28.12%
    Capital Appreciation Portfolio - Service Shares              0.41%                0.00%                 -15.93%
    Worldwide Growth Portfolio - Service Shares                  0.72%                0.00%                 -25.71%
The Legends Fund, Inc.
    Harris Bretall Sullivan & Smith Equity Growth                  --                 0.00%                 -30.47%
    Portfolio
    Third Avenue Value Portfolio                                 2.34%                0.00%                 -17.48%
    Gabelli Large Cap Value Portfolio                            0.06%                0.00%                 -30.56%
    Baron Small Cap Portfolio                                      --                 0.00%                 -14.09%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                         --                 0.90%                 -34.35%
    Investors Trust Series - Initial Class                       0.52%                0.90%                 -21.67%
    Capital Opportunities Series - Service Class                   --            0.00% to 0.90%        -30.46% to -29.83%
    Emerging Growth Series - Service Class                         --                 0.00%                 -33.85%
    Mid Cap Growth Series - Service Class                          --            0.00% to 0.90%        -43.94% to -43.43%
    New Discovery Series - Service Class                           --            0.00% to 0.90%        -32.41% to -31.80%
Oppenheimer Variable Account Funds
    Aggressive Growth Fund/VA - Service Class                    0.50%                0.00%                 -28.05%
    Strategic Bond Fund/VA - Service Class                       0.53%                0.00%                  7.03%
Oppenheimer's Panorama Series Fund, Inc.
    International Growth Fund/VA - Service Class                 0.62%                0.00%                 -24.51%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                     6.24%                0.90%                 -16.54%
Touchstone Variable Series Trust
    International Equity Fund                                    0.75%                0.90%                 -24.26%
    Emerging Growth Fund                                         2.83%           0.00% to 0.90%        -23.01% to -22.31%
    Small Cap Value Fund                                           --            0.00% to 0.90%        -23.24% to -22.55%
    Growth/Value Fund                                              --            0.00% to 0.90%        -36.87% to -36.30%
    Large Cap Growth Fund **                                       --            0.00% to 0.90%        -35.07% to -34.48%
    Enhanced 30 Fund                                             1.09%           0.00% to 0.90%        -23.36% to -22.67%
    Value Plus Fund                                              2.21%           0.00% to 0.90%        -27.31% to -26.65%
    Growth & Income Fund                                         4.67%                0.90%                 -15.66%
    Balanced Fund                                                2.10%                0.90%                  -9.90%
    High Yield Fund                                              14.12%          0.00% to 0.90%          1.90% to 2.82%
    Bond Fund                                                    17.29%          0.00% to 0.90%          6.97% to 7.93%
    Standby Income Fund                                          0.89%           0.00% to 0.90%          2.16% to 3.08%
    Money Market Fund                                            31.39%               0.90%                  0.68%


* Fund name change from Deutsche Asset Management to Scudder Asset Management effective May 1, 2002

** Sub-Account name change from Touchstone Equity Fund to Touchstone Large Cap Growth Fund effective May 1, 2002

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES AND FINANCIAL HIGHLIGHTS (continued)


                                                                                          At December 31, 2001
                                                                               -----------------------------------------
                                                               Beginning                        Ending
                                                               Unit Value                     Unit Value
                                                                 lowest         Units           lowest        Net Assets
                                                               to highest       (000s)        to highest        (000s)
                                                           -------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                             $9.71            26            $6.36            $165
    V.I. Government Securities Fund                              10.98             2            11.58             18
The Alger American Fund
    Small Capitalization Portfolio                                9.78             8             6.83             56
    Growth Portfolio                                             10.20            20             8.91            180
Deutsche Asset Management VIT Funds
    EAFE Equity Index (a)                                        10.00             5         8.10 to 8.92         45
    Equity 500 Index Fund                                    9.33 to 10.00        92         8.12 to 9.88        896
    Small Cap Index (a)                                          10.00             3        9.99 to 10.94         38
Fidelity Variable Insurance Products Funds
    Equity-Income Portfolio - Service Class 2 (a)                10.00             6        9.40 to 10.08         64
    Contrafund Portfolio - Service Class 2 (a)                   10.00            12        9.49 to 10.09        124
    Growth & Income Portfolio - Serivce Class 2 (a)              10.00            19        9.46 to 10.17        193
    Growth Portfolio - Serivce Class 2 (a)                       10.00             7         8.71 to 9.78         64
    Asset Manager Portfolio - Service Class 2 (a)                10.00            --        9.70 to 10.20         2
    Balanced Portfolio - Service Class 2 (a)                     10.00             8        9.74 to 10.32         87
    Mid Cap Portfolio - Service Class 2 (a)                      10.00            11        10.32 to 10.82       114
    Money Market Fund Portfolio - Initial Class (a)              10.00             2            10.29             26
Janus Aspen Series
    Aggressive Growth Portfolio - Service Shares (a)             10.00            --             8.29             3
    Capital Appreciation Portfolio - Service Shares (a)          10.00            13             9.07            119
    Worldwide Growth Portfolio - Service Shares (a)              10.00             8             9.17             69
The Legends Fund, Inc.
    Harris Bretall Sullivan & Smith Equity Growth                10.00            --             9.18             --
    Portfolio (a)
    Third Avenue Value Portfolio (a)                             10.00            18            10.83            193
    Gabelli Large Cap Value Portfolio (a)                        10.00            10             8.44             85
    Baron Small Cap Portfolio(a)                                 10.00             2            11.46             22
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                       12.67            16             8.35            135
    Investors Trust Series - Initial Class                       10.44             9             8.70             77
    Capital Opportunities Series - Service Class (a)             10.00            14         8.06 to 8.62        123
    Emerging Growth Series - Service Class (a)                   10.00             2             8.97             16
    Mid Cap Growth Series - Service Class (a)                    10.00            13         8.16 to 9.87        125
    New Discovery Series - Service Class (a)                     10.00             1        9.65 to 10.70         10
Oppenheimer Variable Account Funds
    Aggressive Growth Fund/VA - Service Class (a)                10.00             2             8.91             17
    Strategic Bond Fund/VA - Service Class (a)                   10.00            --            10.19             1
Oppenheimer's Panorama Series Fund, Inc.
    International Growth Fund/VA - Service Class (a)             10.00             9             8.85             82
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                     11.82             2            12.40             22
Touchstone Variable Series Trust
    International Equity Fund                                    10.29             9             7.17             67
    Emerging Growth Fund                                     10.00 to 16.60       13        11.36 to 16.02       174
    Small Cap Value Fund                                     9.25 to 10.00         4        10.47 to 11.91        44
    Growth/Value Fund (b)                                        10.00             8         8.60 to 8.65         68
    Equity Fund (b)                                              10.00            --         8.94 to 8.99         --
    Enhanced 30 Fund                                         10.00 to 10.04        9         8.81 to 9.85         78
    Value Plus Fund                                          10.00 to 11.09       10        10.31 to 10.89       108
    Growth & Income Fund                                         10.98             1            10.31             15
    Balanced Fund                                                11.96             1            12.17             13
    High Yield Fund                                          9.52 to 10.00         1        10.09 to 10.12        14
    Bond Fund                                                10.00 to 10.85       --        10.51 to 11.59        4
    Standby Income Fund                                      10.00 to 10.69       39        10.28 to 11.09       411
    Money Market Fund (b)                                        10.00            --            10.15             --
    Income Opportunity Fund (R)                                  10.10            --              --              --

                                                                       For the period ended December 31, 2001
                                                           --------------------------------------------------------------

                                                                                 Expense Ratio            Total Return
                                                               Investment           lowest                   lowest
                                                              Income Ratio        to highest               to highest
                                                           --------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
    V.I. Growth Fund                                             0.22%               0.90%                  -34.48%
    V.I. Government Securities Fund                              3.90%               0.90%                    5.46
The Alger American Fund
    Small Capitalization Portfolio                               0.05%               0.90%                   -30.15
    Growth Portfolio                                             0.23%               0.90%                   -12.61
Deutsche Asset Management VIT Funds
    EAFE Equity Index (a)                                          -            0.00% to 0.90%         -19.03% to -10.84%
    Equity 500 Index Fund                                        1.59%          0.00% to 0.90%         -12.97% to -1.20%
    Small Cap Index (a)                                          1.14%          0.00% to 0.90%           -.07% to 9.36%
Fidelity Variable Insurance Products Funds
    Equity-Income Portfolio - Service Class 2 (a)                  --           0.00% to 0.90%          -6.01% to 0.76%
    Contrafund Portfolio - Service Class 2 (a)                     --           0.00% to 0.90%          -5.06% to 0.91%
    Growth & Income Portfolio - Serivce Class 2 (a)                --           0.00% to 0.90%          -5.45% to 1.71%
    Growth Portfolio - Serivce Class 2 (a)                         --           0.00% to 0.90%         -12.93% to -2.23%
    Asset Manager Portfolio - Service Class 2 (a)                  --           0.00% to 0.90%          -2.96% to 1.99%
    Balanced Portfolio - Service Class 2 (a)                       --           0.00% to 0.90%          -2.60% to 3.18%
    Mid Cap Portfolio - Service Class 2 (a)                        --           0.00% to 0.90%           3.16% to 8.16%
    Money Market Fund Portfolio - Initial Class (a)              1.75%               0.00%                   2.85%
Janus Aspen Series
    Aggressive Growth Portfolio - Service Shares (a)               --                0.00%                  -17.06%
    Capital Appreciation Portfolio - Service Shares (a)          0.41%               0.00%                   -9.28%
    Worldwide Growth Portfolio - Service Shares (a)              0.15%               0.00%                   -8.33%
The Legends Fund, Inc.
    Harris Bretall Sullivan & Smith Equity Growth                19.57%              0.00%                   -8.24%
    Portfolio (a)
    Third Avenue Value Portfolio (a)                             0.84%               0.00%                   8.32%
    Gabelli Large Cap Value Portfolio (a)                        4.91%               0.00%                  -15.57%
    Baron Small Cap Portfolio(a)                                   --                0.00%                   14.60%
MFS Variable Insurance Trust
    Emerging Growth Series - Initial Class                         --                0.90%                  -34.08%
    Investors Trust Series - Initial Class                       0.66%               0.90%                  -16.71%
    Capital Opportunities Series - Service Class (a)             0.01%          0.00% to 0.90%         -19.39% to -13.82%
    Emerging Growth Series - Service Class (a)                     --                0.00%                  -10.31%
    Mid Cap Growth Series - Service Class (a)                      --           0.00% to 0.90%         -18.42% to -1.28%
    New Discovery Series - Service Class (a)                     0.06%          0.00% to 0.90%          -3.51% to 7.00%
Oppenheimer Variable Account Funds
    Aggressive Growth Fund/VA - Service Class (a)                  --                0.00%                  -10.86%
    Strategic Bond Fund/VA - Service Class (a)                     --                0.00%                   1.94%
Oppenheimer's Panorama Series Fund, Inc.
    International Growth Fund/VA - Service Class (a)               --                0.00%                  -11.48%
PIMCO Variable Insurance Trust
    Long-Term U.S. Government Bond Portfolio                     6.23%               0.90%                   4.93%
Touchstone Variable Series Trust
    International Equity Fund                                      --                0.90%                  -30.31%
    Emerging Growth Fund                                           --           0.00% to 0.90%          -3.50% to 13.55%
    Small Cap Value Fund                                         0.55%          0.00% to 0.90%          13.13% to 19.15%
    Growth/Value Fund (b)                                          --           0.00% to 0.90%         -14.02% to -13.50%
    Equity Fund (b)                                                --           0.00% to 0.90%         -10.64% to -10.10%
    Enhanced 30 Fund                                             1.07%          0.00% to 0.90%         -12.24% to -1.48%
    Value Plus Fund                                              1.98%          0.00% to 0.90%          -1.78% to 3.10%
    Growth & Income Fund                                         4.64%               0.90%                   -6.12%
    Balanced Fund                                                5.61%               0.90%                   1.75%
    High Yield Fund                                              12.33%         0.00% to 0.90%           1.17% to 5.97%
    Bond Fund                                                    11.86%         0.00% to 0.90%           5.08% to 6.88%
    Standby Income Fund                                          5.44%          0.00% to 0.90%           2.80% to 3.79%
    Money Market Fund (b)                                        3.96%               0.90%                   1.48%
    Income Opportunity Fund (R)                                  12.00%              0.90%                     --


(a) For the period March 19, 2001 (commencement of operations) to December 31, 2001

(b) For the period May 1, 2001 (commencement of operations) to December 31, 2001

(c) For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

7. SHARES

A summary of shares invested for variable universal life contracts as of December 31, 2005 is listed below.

AIM Variable Insurance Funds, Inc.
  V.I. Growth Fund Series I                                        10,735 shares
  V.I. Government Securities Fund Series I                          1,658 shares
  V.I. Basic Value Fund Series II                                  14,736 shares
  V.I. Capital Appreciation Fund Series II                             52 shares
  V.I. Growth Fund Series II                                          687 shares
  V.I. Premier Equity Fund Series II                                2,942 shares
The Alger American Fund
  Small Capitalization Portfolio                                    3,903 shares
  Growth Portfolio                                                  4,336 shares
Fidelity Variable Insurance Products Funds
  Equity-Income Portfolio - Service Class 2                        22,172 shares
  Contrafund Portfolio - Service Class 2                           20,097 shares
  Growth & Income Portfolio - Serivce Class 2                      29,069 shares
  Growth Portfolio - Serivce Class 2                                7,148 shares
  Asset Manager Portfolio - Service Class 2                         2,709 shares
  Balanced Portfolio - Service Class 2                             23,198 shares
  Mid Cap Portfolio - Service Class 2                              24,593 shares
  Money Market Fund Portfolio - Initial Class                     313,082 shares
Franklin Templeton Variable Insurance Products Trust
  Franklin Growth and Income Securities Fund                        2,929 shares
  Franklin Income Securities Fund                                   5,079 shares
  Franklin U.S. Government Fund                                    11,862 shares
  Franklin Large Cap Growth Securities Fund                         6,410 shares
  Templeton Foreign Securities Fund                                16,597 shares
  Templeton Growth Securities Fund                                  7,517 shares
  Mutual Shares Securities Fund                                     4,790 shares
Janus Aspen Series
  Mid Cap Growth Portfolio - Service Shares                         2,303 shares
  Capital Appreciation Portfolio - Service Shares                   4,112 shares
  Worldwide Growth Portfolio - Service Shares                       3,909 shares
J.P. Morgan Series II Trust
  JP Morgan Mid Cap Value Portfolio                                 1,201 shares
MFS Variable Insurance Trust
  Emerging Growth Series - Initial Class                            6,256 shares
  Investors Trust Series - Initial Class                            4,152 shares
  Capital Opportunities Series - Service Class                     21,761 shares
  Emerging Growth Series - Service Class                            4,548 shares
  Mid Cap Growth Series - Service Class                            37,397 shares
  New Discovery Series - Service Class                              6,501 shares
Oppenheimer Variable Account Funds
  Aggressive Growth Fund/VA - Service Class                         2,293 shares
  Strategic Bond Fund/VA - Service Class                           73,422 shares
Oppenheimer's Panorama Series Fund, Inc.
  International Growth Fund/VA - Service Class                    212,702 shares
PIMCO Variable Insurance Trust
  Long-Term U.S. Government Bond Portfolio                          3,929 shares

               Columbus Life Insurance Company Separate Account 1

                          Notes to Financial Statements

7.    SHARES (continued)

Putnam Variable Trust
  Putnam Growth & Income Fund - Class IB                            1,910 shares
  Putnam International Equity Fund - Class IB                      16,550 shares
  Putnam New Opportunities Fund - Class IB                             91 shares
  Putnam Small Cap Value Fund - Class IB                            3,446 shares
  Putnam Voyager Fund - Class IB                                      174 shares
Scudder Asset Management VIT Funds
  Equity 500 Index Fund - Class A                                 344,956 shares
  Small Cap Index Fund - Class A                                   10,079 shares
Scudder Variable Series I
  Scudder Bond Portfolio - Class A                                  2,048 shares
Touchstone Variable Series Trust
  Baron Small Cap Fund                                             18,236 shares
  Emerging Growth Fund                                             64,786 shares
  Third Avenue Value Fund                                          44,810 shares
  Eagle Capital Appreciation Fund                                 198,139 shares
  Large Cap Core Equity Fund                                       16,450 shares
  Value Plus Fund                                                 244,264 shares
  Growth & Income Fund                                             11,257 shares
  Balanced Fund                                                    10,473 shares
  High Yield Fund                                                 284,599 shares
  Core Bond Fund                                                  213,850 shares
  Money Market Fund                                               690,756 shares
Van Kampen Life Investment Trust
  Van Kampen Comstock Portfolio                                    14,208 shares
  Van Kampen Emerging Growth Portfolio                                485 shares
Van Kampen The Universal Institutional Funds
  Van Kampen Emerging Markets Equity                                4,513 shares

STATUTORY-BASIS FINANCIAL STATEMENTS


Columbus Life Insurance Company
Years Ended December 31, 2005 and 2004

                         Columbus Life Insurance Company

                              Financial Statements
                                (Statutory-Basis)

                     Years Ended December 31, 2005 and 2004


                                    CONTENTS

Report of Independent Registered Public Accounting Firm.....................   1

Financial Statements

Balance Sheets (Statutory-Basis)............................................   2
Statements of Operations (Statutory-Basis)..................................   3
Statements of Changes in Capital and Surplus (Statutory-Basis)..............   4
Statements of Cash Flow (Statutory-Basis)...................................   5
Notes to Financial Statements (Statutory-Basis).............................   6

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Columbus Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Columbus Life Insurance Company as of December 31, 2005 and 2004, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes 2 and 10.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accounting principles, the financial position of Columbus Life Insurance Company at December 31, 2005 and 2004, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Columbus Life Insurance Company at December 31, 2005 and 2004, and the results of its operations and its cash flow for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department.

As discussed in Note 2 to the financial statements, in 2005 the Company adopted Statement of Statutory Accounting Principles No. 88, which changed its method of accounting in investments in non-insurance subsidiaries, controlled, and affiliated entities.

                                                            /s/Ernst & Young LLP

Cincinnati, Ohio
April 5, 2006

                         Columbus Life Insurance Company

                        Balance Sheets (Statutory-Basis)


                                                                                        DECEMBER 31
                                                                                    2005            2004
                                                                                -----------------------------
                                                                                       (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
   Debt securities                                                              $  1,907,490    $  1,883,024
   Preferred and common stocks                                                        89,036          33,441
   Mortgage loans                                                                     99,969         106,067
   Policy loans                                                                       70,577          72,587
   Cash, cash equivalents and short-term investments                                  45,228          31,633
   Other invested assets                                                              95,855          94,083
                                                                                -----------------------------
   Total cash and invested assets                                                  2,308,155       2,220,835

Premiums deferred and uncollected                                                      5,377           5,926
Investment income due and accrued                                                     23,476          23,399
Net deferred income tax asset                                                         26,284          36,691
Federal income taxes recoverable from parent                                           1,258           2,234
Other assets                                                                         144,484          10,930
Separate account assets                                                               29,810          26,770
                                                                                -----------------------------
Total admitted assets                                                           $  2,538,844    $  2,326,785
                                                                                =============================

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Policy reserves                                                              $  1,951,056    $  1,878,557
   Liability for deposit-type contracts                                               46,242          47,362
   Policy and contract claims in process of settlement                                 7,562           6,877
   Dividends payable to policyholders                                                 11,518          11,726
   Borrowed money and interest                                                        36,468              --
   Other liabilities                                                                 194,124          63,571
   Interest maintenance reserve                                                        9,242          10,991
   Asset valuation reserve                                                            23,055          19,271
   Separate account liabilities                                                       29,810          26,770
                                                                                -----------------------------
Total liabilities                                                                  2,309,077       2,065,125

Capital and surplus:
   Common stock, $1 par value, authorized 10,000
     shares, issued and outstanding 10,000 shares                                     10,000          10,000
   Paid-in surplus                                                                    41,600          41,600
   Accumulated surplus                                                               178,167         210,060
                                                                                -----------------------------
Total capital and surplus                                                            229,767         261,660
                                                                                -----------------------------
Total liabilities and capital and surplus                                       $  2,538,844    $  2,326,785
                                                                                =============================


SEE ACCOMPANYING NOTES.

                         Columbus Life Insurance Company

                   Statements of Operations (Statutory-Basis)


                                                                                   YEAR ENDED DECEMBER 31
                                                                                    2005            2004
                                                                                -----------------------------
                                                                                       (IN THOUSANDS)
Revenue:
   Premiums                                                                     $    207,926    $    216,792
   Net investment income                                                             137,464         132,736
   Considerations for supplementary contracts with life contingencies                  1,026             403
   Other                                                                               1,736           1,693
                                                                                -----------------------------
                                                                                     348,152         351,623

Policy benefits and expenses:
   Death benefits                                                                     66,634          50,353
   Annuity benefits                                                                    8,356           6,368
   Disability and accident and health benefits                                         2,241           2,198
   Surrender benefits                                                                 95,565          93,556
   Other benefits                                                                      2,054           2,046
   Increase in policy reserves and other policyholders' funds                         75,010         100,440
   Commissions on premiums                                                            55,842          47,926
   General expenses                                                                   32,297          30,841
   Net transfers to separate account                                                   1,302           2,410
                                                                                -----------------------------
                                                                                     339,301         336,139
                                                                                -----------------------------

Gain from operations before dividends to policyholders,
   federal income tax expense (benefit) and net realized capital gains                 8,851          15,484

Dividends to policyholders                                                            11,132          11,598
                                                                                -----------------------------
Gain (loss) from operations before federal income tax expense (benefit)
   and net realized capital gains                                                     (2,281)          3,886

Federal income tax expense (benefit)                                                  (3,176)            580
                                                                                -----------------------------
Net gain from operations before net realized capital gains                               895           3,306

Net realized capital gains                                                             1,670           3,174
                                                                                -----------------------------
Net income                                                                      $      2,565    $      6,480
                                                                                =============================


SEE ACCOMPANYING NOTES.

                         Columbus Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory-Basis)


                                                                                   YEAR ENDED DECEMBER 31
                                                                                    2005            2004
                                                                                -----------------------------
                                                                                       (IN THOUSANDS)
Capital and surplus, beginning of year                                          $    261,660    $    267,373
Net income                                                                             2,565           6,480
Change in net unrealized gains (net of deferred tax benefit
   (charge) of $75 in 2005 and ($84) in 2004)                                          1,604           5,511
Change in net deferred income tax asset                                                1,068          (1,863)
Change in nonadmitted assets                                                         (10,801)         (7,721)
Change in asset valuation reserve                                                     (3,720)         (8,120)
Cumulative effect of change in accounting principle                                    2,391              --
Dividends to stockholder                                                             (25,000)             --
                                                                                -----------------------------
Capital and surplus, end of year                                                $    229,767    $    261,660
                                                                                =============================


SEE ACCOMPANYING NOTES

                         Columbus Life Insurance Company

                    Statements of Cash Flow (Statutory-Basis)


                                                                                   YEAR ENDED DECEMBER 31
                                                                                    2005           2004
                                                                                -----------------------------
                                                                                       (IN THOUSANDS)
CASH FROM OPERATIONS:
   Premium and annuity considerations                                           $    209,712    $    217,913
   Net investment income received                                                    132,432         129,200
   Benefits paid                                                                    (186,463)       (153,195)
   Net transfers to separate accounts                                                 (1,561)         (3,138)
   Insurance and general expenses                                                    (89,498)        (78,074)
   Dividends paid to policyholders                                                   (11,340)        (12,686)
   Federal income taxes received (paid)                                               (2,657)            282
   Other, net                                                                          1,736           1,628
                                                                                -----------------------------
   Net cash from operations                                                           52,361         101,930
                                                                                -----------------------------

CASH FROM INVESTMENTS:
   Proceeds from investments sold, matured or repaid:
     Bonds                                                                           804,121       1,028,420
     Stocks                                                                           10,839             810
     Mortgage loans                                                                   14,568          27,214
     Real estate                                                                          --             321
     Other invested assets                                                            11,582          11,808
     Miscellaneous proceeds                                                              283          15,825
                                                                                -----------------------------
   Net proceeds from investments sold, matured or repaid                             841,393       1,084,398

   Cost of investments acquired:
     Bonds                                                                          (837,179)     (1,150,063)
     Stocks                                                                          (52,176)         (2,392)
     Mortgage loans                                                                   (8,320)         (1,200)
     Other invested assets                                                           (12,113)        (12,361)
     Miscellaneous applications                                                      (16,662)             --
                                                                                -----------------------------
   Total cost of investments acquired                                               (926,450)     (1,166,016)

   Net change in policy loans                                                          2,010             196
                                                                                -----------------------------
   Net cash for investments                                                          (83,047)        (81,422)
                                                                                -----------------------------

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
   Borrowed money                                                                     36,468         (13,903)
   Net deposits on deposit-type contract funds and other insurance liabilities         2,564            (834)
   Dividends paid to stockholder                                                     (25,000)             --
   Other cash provided                                                                30,249          26,387
                                                                                -----------------------------
   Net cash from financing and miscellaneous sources                                  44,281          11,650
                                                                                -----------------------------

   Net change in cash, cash equivalents and short-term investments                    13,595          32,158
   Cash, cash equivalents and short-term investments:
     Beginning of year                                                                31,633            (525)
                                                                                -----------------------------
     End of year                                                                $     45,228    $     31,633
                                                                                =============================

SEE ACCOMPANYING NOTES

                         Columbus Life Insurance Company

                 Notes to Financial Statements (Statutory-Basis)

                                December 31, 2005

1. ORGANIZATION AND NATURE OF BUSINESS

Columbus Life Insurance Company (the Company), a stock life insurance company, is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern), a stock life insurance company. The Company is domiciled in Ohio.

The Company offers individual life, universal life and annuity contracts through general and independent agents and affiliated broker-dealers. The Company is licensed in 48 states and the District of Columbia. Approximately 49% of the gross premiums and annuity considerations for the Company were derived from Ohio, California, Michigan, Florida, Indiana and New Jersey.

In June 2004, Western and Southern announced that its parent, Western & Southern Mutual Holding Company (Mutual Holding), agreed to form a strategic alliance with Lafayette Life Mutual Insurance Holding Company, Inc. (Lafayette). The boards of directors of Mutual Holding and Lafayette approved an agreement for a mutual merger between the two enterprises. As a result of the merger, the subsidiaries of Lafayette, including The Lafayette Life Insurance Company (Lafayette Life) became members of Mutual Holding, effective June 15, 2005. This transaction will not affect premiums or change policy benefits, guaranteed values or other policy obligations for the Company's policyholders.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed by the Ohio Insurance Department (the Department). These practices differ in some respects from accounting principles generally accepted in the United States (GAAP). The more significant differences are:

o Certain assets are excluded from the balance sheets as "nonadmitted assets" (principally a portion of deferred tax assets) for statutory reporting purposes.

o Fixed income securities (including preferred stocks) are carried at amortized cost or market value based on their National Association of Insurance Commissioners' (NAIC) rating.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o Deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities. The remaining deferred income tax assets are non-admitted. Deferred income taxes do not include amounts for state taxes. Under GAAP, state income taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in future years, and a valuation allowance is established for deferred income tax assets not realizable.

o The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

o The costs of acquiring and renewing business, such as commissions, certain costs of policy underwriting and issuance and certain variable agency expenses, have not been deferred for statutory reporting purposes.

o For statutory reporting purposes, the Company defers the portion of realized capital gains and losses (using a formula prescribed by the NAIC) on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates. Those deferrals are amortized over the remaining period to maturity of the individual security sold. The deferral, net of federal income taxes, is reported in the accompanying balance sheets as the "interest maintenance reserve" (IMR). Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

o For statutory reporting purposes, the "asset valuation reserve" (AVR) is determined by an NAIC prescribed formula and is reported as a liability with changes reflected directly in accumulated surplus; AVR is not recognized under GAAP.

o Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required by GAAP.

o Policyholder dividends are recognized when declared rather than over the term of the related policies.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

o Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

See Note 10 for a reconciliation of the Company's capital and surplus and net income from statutory to GAAP. Other significant statutory accounting practices are as follows:

REVENUES AND EXPENSES

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting. Commissions and other costs of acquiring the policies are charged to expense when incurred.

VALUATION OF INVESTMENTS

Debt securities and stocks are valued as prescribed by the NAIC. Debt securities are valued principally at amortized cost using the interest method, redeemable preferred stocks, which have characteristics of debt securities and are rated as high quality or better, are valued at cost and all other stocks are valued at market value as determined by the Securities Valuation Office of the NAIC and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Single class and multi-class mortgage-backed/asset-backed securities are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective adjustment method. Prepayment assumptions are obtained from an external source and are based on the current interest rate and economic environment.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company's subsidiaries are reported at their underlying GAAP equity which approximates fair value. The net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses. Dividends received from subsidiaries are included in "net investment income" in the statements of operations.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.

Real estate held for the production of income is reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Policy loan values are carried at outstanding indebtedness not in excess of policy cash surrender value.

Joint ventures, partnerships, and limited liability corporations are carried at the Company's interest in the underlying GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the joint venture or partnership are reported as net investment income when received.

The asset valuation reserve provides a reserve, recorded through unassigned surplus, against fluctuations in the market values of bonds, stocks, mortgage loans, real estate and other invested assets. The interest maintenance reserve defers the recognition of realized capital gains and losses resulting from changes in interest rates on fixed income investments sold and amortizes the gains and losses into investment income over the remaining life of the investments sold. The net gain (loss) deferred as a result of recording the interest maintenance reserve was $.4 million and $(2.4) million, which is net of federal income tax expense (benefit) of $.2 million and $(1.3) million in 2005 and 2004, respectively. Amortization of the interest maintenance reserve was $2.1 million and $3.0 million, in 2005 and 2004, respectively, and is included in net investment income.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses from sales of securities are determined on the basis of specific identification and recognized on the trade date. Realized capital gains and losses, adjusted for federal income taxes and the interest maintenance reserve, are included in the determination of net income. Adjustments to fair market value for other than temporary declines in value of debt securities, mortgage loans, property acquired in satisfaction of debt and real estate are treated as realized losses and are included in net income. Adjustments for declines, which are not other than temporary, and for valuation reserves are treated as unrealized losses. Unrealized gains and losses on all investments are reported as adjustments to accumulated surplus.

POLICY RESERVES

Policy reserves for life insurance and supplemental benefits are developed by using accepted actuarial methods and are computed principally on the Commissioner's Reserve Valuation Method. The following mortality tables and interest rates are used:


                                                                    PERCENTAGE OF RESERVES
                                                                    -----------------------
                                                                        2005         2004
                                                                    -----------------------
Life insurance:
   1941 Commissioners Standard Ordinary, 2-1/2% - 3%                      2.4%         2.5%
   1958 Commissioners Standard Ordinary, 2-1/2% - 4-1/2%                 17.3         18.5
   1980 Commissioners Standard Ordinary, 4% - 5%                         52.3         50.4
   2001 Commission Standard Ordinary, 4.5%                                0.5          0.2
Annuities:
   Various, 2-1/2% - 7-1/2%                                              26.0         26.8
Supplemental benefits:
   Various, 2-1/2% - 7-1/2%                                               1.0          1.0
Other, 2% - 5-1/2%                                                        0.5          0.6
                                                                    -----------------------
                                                                        100.0%       100.0%
                                                                    =======================


The Company records a liability for other contract deposit funds using the fund value method.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liabilities will not exceed the Company's policy reserves and have an adverse effect on the Company's results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company's policy reserves.

Surrender values on policies do not exceed the corresponding benefit reserves. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or the net premiums exceed the gross premiums on any insurance in force.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by the cost of the additional mortality indicated by the rating.

As of December 31, 2005 and 2004, reserves of $31.8 million and $32.7 million, respectively, are recorded on inforce amounts of $1,976.2 million and $2,001.9 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death.

The liabilities related to guaranteed investment contracts and policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges.

POLICYHOLDERS' DIVIDENDS

The amount of policyholders' dividends to be paid is determined annually by the Company's Board of Directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory capital and surplus to be retained by the Company.

At December 31, 2005 and 2004, participating policies represent approximately 15% ($1,327.1 million) and 15% ($1,385.9 million), respectively, of directly written life insurance in force, net of amounts ceded.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT CLAIMS

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2005 and 2004. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. For repurchase agreements, the Company is required to maintain a minimum of 102% of the fair value of securities sold under the agreements as collateral. The transactions have been reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company's financial statements. There were $36.6 million of mortgage-backed securities that were subject to the reverse repurchase agreements at December 31, 2005. There were no mortgage-backed securities that were subject to the agreements at December 31, 2004.

SECURITIES LENDING

The Company loaned $132.8 million of various corporate bonds and common stocks as part of a securities lending program administered by the Bank of New York. The Company requires collateral in the amount of 102% of fair value of the applicable securities loaned. The Company maintains effective control over all loaned securities, and, therefore, continues to report such securities as invested assets in the balance sheet. Collateral is reflected in the asset section of the balance sheet with an offsetting liability recognized in other liabilities for the obligation to return the collateral. A large portion ($111.6 million) of the collateral is unrestricted, but a small portion ($24.6 million) is restricted and is held in the Bank of New York Cash Reserves as of December 31, 2005. The Company did not have securities loaned as of December 31, 2004.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RETIREMENT PLANS

The Company participates in a qualified, noncontributory defined pension plan sponsored by Western and Southern. In addition, the Company provides certain other post-retirement benefits to retired employees through a plan sponsored by Western and Southern. The Company has no legal obligation for benefits under these plans. Western and Southern allocates amounts to the Company based on salary ratios.

SEPARATE ACCOUNT

The Company maintains a separate account, which holds assets related to the Company's variable universal life contracts and market value adjusted annuity contracts. The variable universal life contracts held by the Company are non-guaranteed return contracts. The Company collects certain fees for the administration of, and other benefits under, the contracts. The other activity within these accounts, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.

The market value adjusted annuity contracts are guaranteed return contracts which are sold as a fixed annuity product with guaranteed rates.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

Short-term investments include investments with remaining maturities of one year or less and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less at the time of acquisition and are principally stated at amortized cost, which approximates fair value.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

ACCOUNTING CHANGE

As of January 1, 2005, the Company adopted Statement of Statutory Accounting Principles (SSAP) No. 88, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, A REPLACEMENT OF SSAP NO. 46 (SSAP 88). SSAP 88 replaces SSAP No. 46, INVESTMENTS IN SUBSIDIARY, CONTROLLED, AND AFFILIATED ENTITIES, and establishes guidance on how to value non-insurance subsidiaries, controlled and affiliated entities (SCAs). This statement requires SCA's involved in specified activities where 20% or more of the SCA's revenue is generated from the reporting entity and its affiliates to be recorded based on the GAAP equity reported in the SCA's audited GAAP financial statements adjusted for specified GAAP to SAP differences. Investments in SCA's that do not meet the specified criteria are recorded based on the audited GAAP equity of the SCA. Upon adoption of SSAP 88, the Company recorded an increase to accumulated surplus of $2.4 million.

                         Columbus Life Insurance Company

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

RECLASSIFICATION

Certain 2004 amounts have been reclassified to conform to the 2005 presentation.

3. DEBT AND EQUITY SECURITIES

Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit risk and maturity of the investments. The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.


                                                                     2005
                                           --------------------------------------------------------
                                           BOOK/ADJUSTED      GROSS         GROSS
                                             CARRYING      UNREALIZED    UNREALIZED
                                               VALUE          GAINS        LOSSES       FAIR VALUE
                                           --------------------------------------------------------
                                                                (IN THOUSANDS)
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies                                  $     57,617    $     769     $     (277)   $     58,109
Debt securities issued by states of the
 U.S. and political subdivisions of the
 states                                          17,330          313           (139)         17,504
Corporate securities/asset-backed
 securities                                   1,296,020       75,893         (9,117)      1,362,796
Mortgage-backed securities                      536,523        9,060         (5,758)        539,825
                                           --------------------------------------------------------
Total                                      $  1,907,490    $  86,035     $  (15,291)   $  1,978,234
                                           ========================================================


                             Columbus Life Insurance

3. DEBT AND EQUITY SECURITIES (CONTINUED)


                                                                     2004
                                           --------------------------------------------------------
                                           BOOK/ADJUSTED     GROSS          GROSS
                                             CARRYING      UNREALIZED     UNREALIZED
                                               VALUE         GAINS         LOSSES       FAIR VALUE
                                           --------------------------------------------------------
                                                                (IN THOUSANDS)
Foreign governments                        $      250      $       --     $      --    $        250
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies                                      66,692           1,107          (505)         67,294
Debt securities issued by states of the
 U.S. and political subdivisions of the
 states                                        28,558             510          (799)         28,269
Corporate securities/asset-backed
 securities                                 1,269,435         100,482        (3,122)      1,366,795
Mortgage-backed securities                    518,089          16,982        (1,008)        534,063
                                           --------------------------------------------------------
Total                                      $1,883,024      $  119,081     $  (5,434)   $  1,996,671
                                           ========================================================


A summary of the Company's gross unrealized losses and the associated fair value as of December 31, are as follows:


                                                                    2005
                                           --------------------------------------------------------
                                           UNREALIZED LOSSES LESS THAN   UNREALIZED LOSSES GREATER
                                              OR EQUAL TO 12 MONTHS            THAN 12 MONTHS
                                           --------------------------------------------------------
                                            UNREALIZED   ESTIMATED FAIR   UNREALIZED     ESTIMATED
                                              LOSSES         VALUE          LOSSES      FAIR VALUE
                                           --------------------------------------------------------
                                                                (IN THOUSANDS)
Debt securities:
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies                                  $     (265)   $       12,514   $     (12)   $        387
Debt securities issued by states of the
 U.S. and political subdivisions of the
 states                                          (139)            6,261          --              --
Corporate securities/asset-backed
 securities                                    (8,229)          385,153        (888)         11,853
Mortgage-backed securities                     (5,568)          287,406        (190)          5,343
                                           --------------------------------------------------------
Total                                      $  (14,201)   $      691,334   $  (1,090)   $     17,583
                                           ========================================================

Preferred stocks                           $     (190)   $       11,489   $      --    $         --
                                           ========================================================
Common stocks, unaffiliated                $       --    $           --   $      --    $         --
                                           ========================================================


                         Columbus Life Insurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)


                                                                     2004
                                           --------------------------------------------------------
                                           UNREALIZED LOSSES LESS THAN    UNREALIZED LOSSES GREATER
                                              OR EQUAL TO 12 MONTHS            THAN 12 MONTHS
                                           --------------------------------------------------------
                                           UNREALIZED    ESTIMATED FAIR   UNREALIZED     ESTIMATED
                                             LOSSES          VALUE          LOSSES      FAIR VALUE
                                           --------------------------------------------------------
                                                                (IN THOUSANDS)
Debt securities:
U.S. Treasury securities and obligations
 of U.S. government corporations and
 agencies                                  $     (121)   $       20,103   $    (384)   $      6,319
Debt securities issued by states of the
 U.S. and political subdivisions of the
 states                                           (28)            2,372        (771)         13,173
Corporate securities/asset-backed
 securities                                    (1,999)          138,424      (1,123)         11,748
Mortgage-backed securities                       (782)          103,708        (226)          9,629
                                           --------------------------------------------------------
Total                                      $   (2,930)   $      264,607   $  (2,504)   $     40,869
                                           ========================================================

Preferred stocks                           $       --    $           --   $      --    $         --
                                           ========================================================
Common stocks, unaffiliated                $       --    $           --   $      --    $         --
                                           ========================================================


Investments that are impaired at December 31, 2005 and 2004, for which an other-than temporary impairment has not been recognized, consist mainly of corporate debt securities issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss is approximately 2.12% and 1.75% of the amortized cost of these securities at December 31, 2005 and 2004, respectively. At December 31, 2005 there were a total of 283 securities held that are considered temporarily impaired, 16 of which have been impaired for 12 months or longer. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value. At December 31, 2004 there were a total of 109 securities held that are considered temporarily impaired, 14 of which have been impaired for 12 months or longer.


The amortized cost and estimated fair value of debt securities at December 31, 2005, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                         Columbus Life Insurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

                                                 BOOK/ADJUSTED
                                                CARRYING VALUE    FAIR VALUE
                                               -----------------------------
                                                      (IN THOUSANDS)

  Due in one year or less                      $      51,369     $    52,043
  Due after one year through five years              162,763         173,555
  Due after five years through ten years             420,837         426,950
  Due after ten years                                735,998         785,861
  Mortgage-backed securities                         536,523         539,825
                                               -----------------------------
  Total                                        $   1,907,490     $ 1,978,234
                                               =============================

Proceeds from sales of investments in debt securities during 2005 and 2004 were $243.9 million and $312.5 million, respectively. Gross gains of $6.7 million and $7.1 million and gross losses of $5.6 million and $7.1 million were realized on these sales in 2005 and 2004, respectively.

Unrealized gains and losses on investments in common stocks (none at December 31, 2005 or 2004) and on investments in subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks, are as follows:

                                                     2005
                               -------------------------------------------------
                                           UNREALIZED   UNREALIZED      FAIR
                                 COST        GAINS        LOSSES        VALUE
                               -------------------------------------------------
                                                (IN THOUSANDS)

Preferred stocks               $  79,587   $      477   $    (190)   $    79,874
                               =================================================

Common stock of subsidiaries   $  13,119   $      535   $  (4,205)   $     9,449
                               =================================================

                                                      2004
                               -------------------------------------------------
                                           UNREALIZED   UNREALIZED      FAIR
                                 COST        GAINS        LOSSES        VALUE
                               -------------------------------------------------
                                                (IN THOUSANDS)

Preferred stocks               $  28,630   $    1,925   $       --   $    30,555
                               =================================================

Common stock of subsidiaries   $  13,119   $       --   $   (8,306)  $     4,811
                               =================================================

                         Columbus Life Insurance Company

3. DEBT AND EQUITY SECURITIES (CONTINUED)

Proceeds from sales of investments in equity securities during 2005 and 2004 were $10.5 million and $0.5 million, respectively. Gross gains of $0.7 million and $0.0 million and gross losses of $0.0 and $0.0 million were realized on those sales in 2005 and 2004, respectively.

4. FAIR VALUE OF FINANCIAL INSTRUMENTS

The following sets forth the fair values of the Company's financial instruments.

Fair values for debt, equity and short-term investment securities are disclosed in Note 3.

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair market value of the related underlying collateral or carrying value of the loan. Carrying and fair values of mortgage loans were $100.0 million and $108.4 million, and $106.1 million and $116.4 million at December 31, 2005 and 2004, respectively.

The Company believes it is not practicable to estimate the fair value of policy loans. These assets, totaling $70.6 million and $72.6 million at December 31, 2005 and 2004, respectively, are carried at their aggregate unpaid principal balances. Estimation of the fair value is not practicable as the loans have no stated maturity and are an integral part of the related insurance contracts.

The fair values for the Company's liabilities under investment-type insurance contracts are estimated as the contracts' cash surrender values. Carrying and fair values of investment-type contract reserves are $1,580.9 million and $1,414.8 million, and $1,501.8 million and $1,360.7 million at December 31, 2005 and 2004, respectively.

Certain reserves for investment-type insurance contracts do not include mortality or morbidity risk. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company's overall management of interest rate risk.

                         Columbus Life Insurance Company

5. CONCENTRATIONS OF CREDIT RISK

At December 31, 2005 and 2004, the Company held unrated or less-than-investment grade corporate bonds with a book value of $90.2 million and $93.3 million, respectively, and an aggregate fair value of $97.3 million and $106.0 million, respectively. Those holdings amounted to 4.7% and 5.0%, respectively, of the Company's investments in bonds and 3.6% and 4.0%, respectively, of the Company's total admitted assets as of December 31, 2005 and 2004. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. The Company considers these evaluations in its overall investment strategy.

The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2005, 38.6% of such mortgages, or $38.6 million, involved properties located in Ohio and Florida. Such investments consist of first mortgage liens on completed income-producing properties. The mortgage outstanding on any individual property does not exceed $7.6 million.

During 2005, the respective maximum and minimum lending rates for new commercial mortgage loans issued were 11.00% and 6.25% respectively. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 80%. At December 31, 2005, the Company held no mortgages with interest overdue beyond one year.

During 2005, the Company reduced interest on one loan by 1.75%. At December 31, 2005, the Company held no mortgage loans that require payments of principal or interest be made based upon cash flows generated by the property serving as collateral for the loans or that have a diminutive payment required. At December 31, 2005, the Company's investments in mortgage loans were not subject to prior liens. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions that may prevent timely adjustment. The Company's management constantly monitors interest rates with respect to a spectrum of durations and sells annuities that permit flexible responses to interest rate changes as part of the Company's management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

                         Columbus Life Insurance Company

6. RELATED PARTY TRANSACTIONS

The Company is party to a service agreement with certain Western and Southern affiliated companies for the performance of certain legal services, investment advisory and data processing functions. The Company paid $6.6 million and $6.5 million in 2005 and 2004, respectively, for these services.

On July 1, 1986, the Company entered into an agreement (the "agreement") with Western and Southern where the Company reinsured the liabilities of, and began servicing and administering the former business of, Columbus Mutual Life Insurance Company (Columbus Mutual), a former affiliate of Western and Southern which merged with Western and Southern. The agreement is anticipated to last until all obligations for policies issued by Columbus Mutual are settled. Reserves reflected on the Company's balance sheets for policies and contracts included under the agreement are:

                                                DECEMBER 31
                                          2005                2004
                                      -------------------------------
                                              (IN THOUSANDS)

   Life and annuity reserves          $  774,793         $    797,365
   Accident and health reserves            7,055                7,705

The Company paid a dividend of $25.0 million to Western and Southern in 2005. There were no dividends paid in 2004.

The Company participates in a short-term investment pool with its affiliates. Amounts receivable from affiliates, included in "Other assets" on the balance sheets, were $111.6 million and $8.2 million at December 31, 2005 and 2004, respectively.

7. FEDERAL INCOME TAXES

The Company is included in the consolidated income tax return of Western and Southern. The Company had a receivable from Western and Southern in the amount of $1.3 million and $2.2 million as of December 31, 2005 and 2004, respectively, related to federal income taxes.

Income before federal income taxes differs from taxable income principally due to accrued market discounts, differences in net deferred acquisition costs and contingency liabilities between tax and statutory-basis financial reporting purposes.

                         Columbus Life Insurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

There are no federal income taxes incurred that will be available for recoupment on December 31, 2005.

The components of the net deferred tax asset at December 31, are as follows:

                                                    2005          2004
                                                  -----------------------
                                                      (IN THOUSANDS)
Gross deferred tax assets                         $  68,370    $   67,919
Gross deferred tax liabilities                        8,572         9,264
Deferred tax assets nonadmitted                      33,514        21,964
Increase (decrease) in deferred
  tax assets nonadmitted                             11,550         7,904

Current income taxes incurred for the years ended December 31, consist of the following major components:

                                                    2005           2004
                                                  ------------------------
                                                       (IN THOUSANDS)
Federal income tax expense (benefit)
  on operating income                             $    (968)   $    1,105
Federal income tax expense on capital
  gains                                                 991        (2,319)
Tax credits                                          (3,373)       (2,252)
Prior year under (over) accrual                       1,165         1,727
                                                  ------------------------
Current income taxes incurred (benefit)           $  (2,185)   $   (1,739)
                                                  ========================

                         Columbus Life Insurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

The main components of deferred tax amounts at December 31 are as follows:

                                                    2005          2004
                                                  ------------------------
                                                      (IN THOUSANDS)
Deferred tax assets:
 Reserves                                         $  41,662    $   38,887
 Proxy deferred acquisition costs                    20,952        19,932
 Benefits for employees and agents                    5,593         4,414
 Stocks/bonds/short-term investments                      6           586
 Other                                                  157         4,100
                                                  ------------------------
Gross deferred tax assets                            68,370        67,919

Deferred tax assets nonadmitted                     (33,514)      (21,964)

Deferred tax liabilities:
 Stocks/bonds/short-term
   investments                                        1,137           835
 Real estate joint ventures                           5,339         5,898
 Other                                                2,096         2,531
                                                  ------------------------
Total deferred tax liabilities                        8,572         9,264
                                                  ------------------------
Net admitted deferred tax assets                  $  26,284    $   36,691
                                                  ========================

                         Columbus Life Insurance Company

7. FEDERAL INCOME TAXES (CONTINUED)

Changes in the deferred tax assets and deferred tax liabilities for the year ended December 31, are as follows:

                                                    2005          2004
                                                  ------------------------
                                                       (IN THOUSANDS)
Increase (decrease) in deferred tax assets
resulting from book/tax differences in:
  Reserves                                        $   2,775    $      691
  Proxy deferred acquisition costs                    1,020           950
  Benefits for employees and agents                   1,179            (5)
  Stocks/bonds/short-term investments                  (580)       (4,241)
  Other                                              (3,943)         (382)
                                                  ------------------------
Total change in deferred tax assets               $     451    $   (2,987)
                                                  ========================

Change in deferred tax assets nonadmitted         $  11,550    $    7,904
                                                  ========================

Increase (decrease) in deferred tax liabilities
  resulting from book/tax differences in:
  Stocks/bonds                                    $     302    $   (1,641)
  Real estate joint ventures                           (559)          562
  Other                                                (435)           39
                                                  ------------------------
Total change in deferred tax liabilities          $    (692)   $   (1,040)
                                                  ========================

The Company's federal income tax expense (benefit) differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense (benefit) and net realized capital gains (losses). The significant differences for the years ended December 31, are as follows:

                         Columbus Life Insurance Company

7. FEDERAL INCOME TAXES (CONTINUED)


                                              2005                        2004
                                    -----------------------------------------------------
                                                     TAX                         TAX
                                      AMOUNT        EFFECT        AMOUNT        EFFECT
                                    -----------------------------------------------------
                                                       (IN THOUSANDS)
Income before taxes                 $      730    $      256    $    2,364    $      827
Book vs. tax capital gains/losses         (178)          (62)       (5,107)       (1,787)
Book over tax reserves                  (3,003)       (1,051)        1,248           437
Net DAC adjustment                       2,249           787         2,414           845
IMR amortization                        (2,099)         (735)       (2,976)       (1,042)
Accrued market discount                  1,604           561        (2,081)         (728)
Dividends received deduction              (236)          (83)         (689)         (241)
Policyholders dividends                     --            --        (1,090)         (382)
Other                                      999           350         2,448           857
                                    -----------------------------------------------------
Taxable income (loss)               $       66    $       23    $   (3,469)   $   (1,214)
                                    =====================================================


8. DIVIDEND RESTRICTIONS

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure, without prior approval of the regulators, to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2006, the Company has $22.0 million available for payment of dividends to Western and Southern based on a surplus of $219.8 million at December 31, 2005. Earned surplus at December 31, 2005 was $178.2 million.

The Company paid a dividend of $25.0 million to Western Southern in 2005. No dividends were paid in 2004. The Company's remaining surplus was substantially in excess of amounts required to be held by regulatory agencies.

9. COMMITMENTS AND CONTINGENCIES

The Company is named as a defendant in various legal actions arising in the ordinary course of the Company business. The Company believes the resolution of these actions will not have a material effect on the Company's financial position.

At December 31, 2005, the Company does not have any material leases for office space or equipment.

                         Columbus Life Insurance Company

10. REGULATORY MATTERS

A reconciliation of "statutory accounting principles" (SAP) capital and surplus to GAAP capital and surplus at December 31, and SAP net income to GAAP net income for the year ended December 31, follows:

                                                          2005          2004
                                                       -------------------------
                                                            (IN THOUSANDS)
SAP capital and surplus                                $  229,767    $  261,660
Deferred policy acquisition costs                         168,080       122,320
Policy reserves                                           (34,774)      (40,019)
Asset valuation and interest maintenance reserves          32,297        30,262
Income taxes                                              (37,162)      (48,882)
Net unrealized gain on available-for-sale securities       75,368       119,026
Other, net                                                  3,337        11,448
                                                       -------------------------
GAAP capital and surplus                               $  436,913    $  455,815
                                                       =========================

                                                          2005          2004
                                                       -------------------------
                                                            (IN THOUSANDS)
SAP net income                                         $    2,565    $    6,480
Deferred policy acquisition costs                          26,927        14,569
Policy reserves                                              (442)        1,033
Income taxes                                               (6,335)      (13,970)
Interest maintenance reserve                               (1,749)       (5,351)
Other, net                                                   (623)       15,923
                                                       -------------------------
GAAP net income                                        $   20,343    $   18,684
                                                       =========================

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2005 and 2004, the Company substantially exceeded the minimum risk-based capital standards.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

                         Columbus Life Insurance Company

11. ANNUITY RESERVES

At December 31, 2005, the Company's annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:


                                                               AMOUNT       PERCENT
                                                             ----------     -------
                                                            (IN THOUSANDS)
Subject to discretionary withdrawal:
 With market value adjustment                                $    3,703        0.7%
 At book value less current surrender charge of 5% or more      125,327       21.7
 At market value                                                     --         --
Subject to discretionary withdrawal (without
 adjustment) at book value with minimal or no
 charge or adjustment                                           431,466       74.7
Not subject to discretionary withdrawal                          16,943        2.9
                                                             ----------      ------
Total net annuity reserves and deposit fund liabilities      $  577,439      100.0%
                                                             ==========      ======

The annuity reserves and deposit fund liabilities shown above are included in "policy reserves" in the balance sheets.

                         Columbus Life Insurance Company

12. REINSURANCE

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                             2005       2004
                                            ------------------
                                              (IN THOUSANDS)

  Premiums                                  $22,859    $18,656
  Benefits paid or provided                  25,649      5,569
  Policy and contract liabilities            57,667     45,818

At December 31, 2005, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2005, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's capital and surplus.

In 2005 and 2004, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

                         Columbus Life Insurance Company

13. SEPARATE ACCOUNT

The separate account held by the Company represents funds, which are administered for variable annuity contracts and market value adjusted annuity contracts.

The variable universal life contracts held by the Company do not have any minimum guarantees and the investment risks associated with the market value changes are borne entirely by the policyholder. The assets consist of mutual funds and are carried at market value.

The market value adjusted annuity contracts are guaranteed return contracts. The guaranteed rate options are sold as a fixed annuity product with guarantee rates based on the guarantee period selected by the policyholder. The cash surrender values are the guaranteed cash value plus a market value adjustment that can be positive or negative. The market value adjustment is based on the U.S. swap rate at issue and at surrender.

Information regarding the separate account of the Company as of and for the year ended December 31, 2005, is as follows:


                                                              NONINDEXED        NON-
                                                               GUARANTEE     GUARANTEED
                                                              LESS THAN/      SEPARATE
                                                              EQUAL TO 4%     ACCOUNTS
                                                              -------------------------
                                                                   (IN THOUSANDS)
Premiums, deposits and other considerations for the year
  ended December 31, 2005                                     $       225    $    3,833
                                                              =========================

Reserves for separate accounts as of December 31, 2005
  (all subject to discretionary withdrawal)                   $     3,703    $   15,377
                                                              =========================


                         Columbus Life Insurance Company

13. SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amounts transferred to and from the separate account is presented below:

                                                                       2005
                                                                  --------------
                                                                  (IN THOUSANDS)
Transfers as reported in the statements of operations
 of the separate account statement:
  Transfers to separate accounts                                  $       3,797
  Transfers from separate accounts                                       (1,041)
                                                                  --------------
Net transfers to separate accounts                                        2,756

Reconciling adjustments:
  Other account adjustments                                                 (73)
  Fees associated with charges for investment management,
  administration and contract guarantees                                 (1,381)
                                                                  --------------
Net transfers as reported in the statements of operations         $       1,302
                                                                  ==============

14. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2005, were as follows:

                                                    NET OF
                                   GROSS           LOADING
                               ----------------------------
                                       (IN THOUSANDS)

Ordinary new business          $       (193)    $     (313)
Ordinary renewal                      4,339          5,690
                               ----------------------------

Total                          $      4,146     $    5,377
                               ============================

DISTRIBUTOR


Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, Ohio 45202




COLUMBUS LIFE VARIABLE UNIVERSAL LIFE SERVICE CENTER

P.O. Box 2850
Cincinnati, Ohio 45201-2850
(800) 677-9595


*A registered broker/dealer and member of the NASD and SIPC






STATEMENT OF
ADDITIONAL INFORMATION


MAY 1, 2006


[GRAPHIC: Columbua Life Insuranc Company]

                                     PART C

                                OTHER INFORMATION

ITEM 26. -- EXHIBITS

      (a) Resolution of Board of Directors of the Columbus Life Insurance Company dated September 10, 1998 authorizing the establishment of the Separate Account (1)

      (b)   Not applicable

      (c)   (1)   (i) Distributor Agreement between the Columbus Life Insurance
                  Company, on behalf of Separate Account 1, and Touchstone
                  Securities, Inc. (2)

                  (ii) Amended Schedule A of Distributor Agreement between Columbus Life Insurance Company, on behalf of Separate Account 1, and Touchstone Securities, Inc., and its affiliated insurance agencies (14)

      (2) (i) Form of General Agency Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (3)

                  (ii) Form of Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency. (7)

                  (iii) Amended Form of Commission Schedule to Form of General Agency Agreement or Broker-Dealer Sales Agreement by and between Touchstone Securities, Inc., its affiliated insurance agencies, a broker-dealer and a life agency (14)

      (3)   Form of override Commission Schedule (14)

      (d)   (1)   Form of Pinnacle II Variable Universal Life Insurance Policy
                  issued by Columbus Life Insurance Company (13)

            (2)   Form of Disability Credit Rider (3)

            (3)   Form of Children's Term Rider (3)

            (4)   Form of Accidental Death Rider (3)

            (5)   Form of Accelerated Death Benefit Rider (3)

            (6)   Form of Insured Insurability Rider (3)

            (7)   Form of Other Insured Rider (3)

            (8)   Form of Accelerated Death Benefit Plus Rider (3)

            (9)   Form of Extended Maturity Benefit Plus Rider (3)

            (10)  Form of Extended No-Lapse Guarantee Rider (13)

            (11)  Form of Aviation Exclusion Rider (3)

            (12)  Form of Military Aviation Exclusion Rider (3)

            (13)  Form of Additional Life Rider (13)

            (14)  Form of Enhanced Cash Value Rider (13)

            (15)  Form of Change of Insured Rider (13)

      (e)   (1)   Form of Columbus Life Insurance Company Application for Life
                  Insurance (13)

      (f)   (1)   (i) Certificate of Incorporation of the Columbus Life
                  Insurance Company (5)

                  (ii) Certificate of Amendment of Articles of Incorporation of Columbus Life Insurance Company (5)

            (2)   Code of Regulations of the Columbus Life Insurance Company (5)

      (g)   Not applicable.

      (h)   (1)   (i) Fund Participation Agreement between Columbus Life
                  Insurance Company and Touchstone Variable Series Trust (5)

                  (ii) Amendment to Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (6)

                  (iii) Amended Exhibits A and B to the Fund Participation Agreement between Columbus Life Insurance Company and Touchstone Variable Series Trust (14)

                  (iv) Service Fee Agreement between Touchstone Advisors, Inc. and Columbus Life Insurance Company (12)

            (2) (i) Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (3)

                  (ii) Amendment No. 2 to the Fund Participation Agreement by and between Deutsche Asset Management VIT Funds, Bankers Trust Company and Columbus Life Insurance Company (6)

                  (iii) Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (3)

                  (iv) Amendment No. 2 to the Administrative Services letter between Bankers Trust Company and Columbus Life Insurance Company (6)

            (3) (i) Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (3)

                  (ii) Amendment No. 1 to Fund Participation Agreement between Janus Aspen Series and Columbus Life Insurance Company (8)

                  (iii) Amendment No. 3 to Janus Aspen Series Fund Participation Agreement (Service Shares) between Janus Aspen Series and Columbus Life Insurance Company (14)

                  (iii) Distribution and Shareholder Services Agreement, Service Shares of Janus Aspen Series (for Insurance Companies), by and between Janus Distributors, Inc. and Columbus Life Insurance Company (3)

            (4) (i) Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company (3)

                  (ii) Amendment No. 2 to Amended and Restated Participation Agreement among MFS Variable Insurance Trust, Columbus Life Insurance Company and Massachusetts Financial Services Company
                  (14)

                  (iii) Administrative Services Agreement between Massachusetts Financial Services Company, Western-Southern Life Assurance Company, and Columbus Life Insurance Company (3)

            (5) (i) Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

                  (ii) Amendment No. 2 to Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Columbus Life Insurance Company (14)

                  (iii) Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Columbus Life Insurance Company (3)

                  (iv) Service Contract between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

                  (v) Sub-license Agreement by and between Fidelity Distributors Corporation and Columbus Life Insurance Company (3)

            (6) (i) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

                  (ii) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

                  (iii) Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (3)

                  (iv) Amendment to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company (9)

                  (v) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Columbus Life Insurance Company (14)

                  (vi) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Columbus Life Insurance Company (14)

                  (vii) Amendment No. 2 to Letter Agreement between OppenheimerFunds, Inc. and Columbus Life Insurance Company
                  (14)

            (7) (i) Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (5)

                  (ii) Agreement with respect to Trademarks and Fund Names between AIM Management Group Inc. and Columbus Life Insurance Company (5)

                  (iii) Amendment to Agreement with respect to Trademarks and Fund Names between AIM Management Group, Inc. and Columbus Life Insurance Company (14)

                  (iv) Administrative Services Agreement between Columbus Life Insurance Company and AIM Advisors, Inc. (5)

                  (v) Form of Amendment to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (12)

                  (vi) Amendment No. 2 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., Columbus Life Insurance Company, on behalf of itself and its separate accounts, and Touchstone Securities, Inc. (14)

                  (vii) Form of Distribution Agreement between Touchstone Securities, Inc. and A I M Distributors, Inc. (11)

            (8) (i) Form of Participation Agreement between Columbus Life Insurance Company and J.P. Morgan Series Trust II (11)

                  (ii) Form of Service Agreement between Columbus Life Insurance Company and JPMorgan Chase Bank (11)

            (9) (i) Form of Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (11)

                  (ii) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Columbus Life Insurance Company, and Touchstone Securities, Inc. (14)

            (10) (i) Form of Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (11)

                  (ii) Form of Service Agreement between Deutsche Investment Management Americas Inc. and Columbus Life Insurance Company
                  (12)

                  (iii) Amendment to Participation Agreement between Columbus Life Insurance Company, Scudder Variable Series I, Scudder Distributors, Inc., and Deutsche Investment Management Americas Inc. (14)

            (11) Form of Participation Agreement Putnam Variable Trust, Putnam Retail Management, Inc., and Columbus Life Insurance Company
                  (12)

            (12) (i) Form of Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (11)

                  (ii) Form of Service Agreement between Van Kampen Funds Inc. and Columbus Life Insurance Company (11)

                  (iii) Amendment to Participation Agreement between Columbus Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds Inc., and Van Kampen Asset Management Inc. (14)

            (13) (i) Form of Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (11)

                  (ii) Form of Service Agreement between Morgan Stanley & Co. Incorporated and Columbus Life Insurance Company (11)

                  (iii) Form of Service Agreement between Morgan Stanley Investment Management Inc. and Columbus Life Insurance Company
                  (12)

                  (iv) Amendment to Participation Agreement between Columbus Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management Inc. (14)

      (i)   Not applicable.

      (j)   Not applicable

      (k)   Opinion and Consent of Counsel (13)

      (l)   Not applicable.

      (m)   Not applicable.

      (n)   (1)   Consent of Independent Registered Public Accounting Firm
                  (filed herewith)

            (2)   Powers of Attorney (9) and (15)

      (o)   Not applicable.

      (p)   Not applicable.

      (q) Description of Issuance, Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies for Columbus Life Flexible Premium Variable Universal Life Insurance Policies Offered by Columbus Life Insurance Company Separate Account 1 of Columbus Life Insurance Company (13)

------------------
(1) Incorporated by reference to the Registration Statement on Form S-6, File No. 333-78489, filed May 14, 1999.
(2) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed May 1, 2000.
(3) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-47940, filed February 7, 2001.
(4)   reserved
(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-78489, filed August 19, 1999.
(6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-78489, filed on April 26, 2001.
(7) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed January 28, 2002.
(8) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2001.
(9) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of Columbus Life Insurance Company Separate Account 1 on Form S-6, File No. 333-73390, filed April 30, 2002.

(10) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 333-47940, filed April 26, 2002.
(11) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, File No. 333-73390, filed February 18, 2003.
(12) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-73390, filed April 25, 2003.
(13) Incorporated by reference to the Registration Statement on Form N-6, File No. 333-121135, filed December 10, 2004.
(14) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, File No. 333-121135, filed
      March 24, 2005.
(15) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-6, File No. 333-73390, filed April 28, 2006.

ITEM 27. -- DIRECTORS AND OFFICERS OF THE DEPOSITOR
The directors and officers of the Company are listed below. Unless otherwise noted, the principal business address of all persons listed in Item 27 is 400 East Fourth Street, Cincinnati, Ohio 45202.

Name                            Positions and Offices with Depositor
William J. Williams             Director

John F. Barrett                 Director and Chairman of the Board

Lawrence L. Grypp               Director, President and Chief Executive Officer

James N. Clark                  Director

Robert L. Walker                Director, Senior Vice President and Chief Financial Officer

James K. Risk, III              Director
1815 Sagamore Pkwy N.
Lafayette, IN  47903

Joseph H. Seaman                Director
PO Box 380
Lafayette, IN  47902

Robert B. Truitt                Director
3601 Sagamore Pkwy N
Lafayette, IN  47904

Clint D. Gibler                 Senior Vice President and Chief Information Officer

Noreen J. Hayes                 Senior Vice President

Edward S. Heenan                Senior Vice President

Constance M. Maccarone          Senior Vice President, Insurance Operations

Nora E. Moushey                 Senior Vice President and Chief Actuary

Nicholas P. Sargen              Senior Vice President and Chief Investment Officer

Mark A. Wilkerson               Senior Vice President and Chief Marketing Officer

Donald J. Wuebbling             Senior Vice President and Secretary

Keith W. Brown                  Vice President & Chief Underwriter

David T. Henderson              Vice President

Bradley J. Hunkler              Vice President and Comptroller

Phillip E. King                 Vice President and Auditor

Gregory A. Poston               Vice President

Mario J. San Marco              Vice President

Donna N. Schenk                 Vice President

James J. Vance                  Vice President and Treasurer

Charles W. Wood, Jr.            Vice President, Sales and Marketing

James H. Acton, Jr.             Vice President and Senior Financial Officer

Thomas M. Eck                   Assistant Vice President

David L. DiMartino              Assistant Vice President, Annuity Products & Marketing

Daniel W. Harris                Vice President

Cynthia L. Stewart-Lamb         Assistant Vice President

Donna K. Sinor                  Assistant Vice President

John A. Tak                     Assistant Vice President, Life Products

Gregory G. Rowe                 Assistant Secretary

Marianne Marshall               Assistant Treasurer

Jeffrey D. Meek                 Assistant Treasurer

Elaine M. Reuss                 Assistant Treasurer

Timothy D. Speed                Assistant Treasurer

Thomas R. Stanek                Assistant Treasurer

Richard K. Taulbee              Assistant Treasurer

Charles L. Thomas               Assistant Treasurer

ITEM 28. -- PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Western-Southern Mutual Holding Company ("Holding Co."); Ohio corporation

Western-Southern Financial Group, Inc. ("Financial Group"); Ohio corporation; 100% owned by Holding Co.

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation; 100% owned by Financial Group

Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

Fort Washington Trust Company; Ohio corporation; 100% owned by WSLIC

Courtyard Nursing Care, LLC ("Courtyard"); Ohio limited liability company; 100% owned by WSLAC; ownership and operation of real estate.

IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by WSLAC; development and marketing of financial products for distribution through financial institutions.

IFS Systems, Inc.; Delaware corporation; 100% owned by IFS; development, marketing and support of software systems.

W&S Financial Group Distributors Inc.; Ohio corporation; 100% owned by IFS; general insurance agency.

Touchstone Securities, Inc.; Nebraska corporation; 100% owned by WSLAC; securities broker-dealer.

Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS; registered investment adviser.

Fort Washington Brokerage Services, Inc.; Ohio corporation; 100% owned by WSLAC; securities broker-dealer.

IFS Holdings, Inc. ("IFS Holdings"); Ohio corporation; 100% owned by IFS; holding company.

Integrated Fund Services, Inc.; Ohio corporation; 100% owned by IFS Holdings; registered transfer agent.

IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS Holdings; securities broker-dealer.

Insurance Profillment Services, LLC; Ohio limited liability company; 100% owned by WSLIC; insurance marketing services.

WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by WSLIC; registered investment adviser.

Fort Washington Capital Partners, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Tristate Ventures, LLC; Delaware limited liability company; 100% owned by FWIA; private equity

Buckeye Venture Partners, LLC; Ohio limited liability company; 60% owned by FWIA; private equity

Todd Investment Advisors, Inc.; Kentucky corporation, 100% owned by Fort Washington Investment Advisors, Inc.; registered investment adviser.

Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
insurance.

Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus Life Insurance Company; holding company.

Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

Capital Analysts Agency, Inc.; Ohio corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Capital Analysts Agency, Inc.; Texas corporation; 100% owned by Alan Dunlap, but under contractual association with Capital Analysts Incorporated; general insurance agency.

Capital Analysts Insurance Agency, Inc.; Massachusetts corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

Eagle Realty Group, LLC; Ohio limited liability company; 100% owned by WSLIC; ownership, development and management of real estate.

Eagle Realty Investments, Inc. ("Eagle"); Ohio corporation; 100% owned by Eagle Realty Group, LLC; ownership, development and management of real estate.

ServerVault Corp.; Delaware corporation; 50% owned by WSLIC; technology services company

W&STax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

Western-Southern Agency, Inc.; Ohio corporation; 100% owned by WSLIC; general insurance agency.

Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual; general insurance agency.

Race Street Development, LTD; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

The Lafayette Life Insurance Company; Indiana corporation; 100% owned by Financial Group.

WSALD NPH, LLC; Ohio limited liability company; 50% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

WSALD CEH, LLC; Ohio limited liability company; 50% owned by WSLIC; ownership and operation of real estate.

AMLIWS Summit Ridge, LLC; Missouri limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Cartharge Senior Housing, Ltd.; Ohio limited liability company; 99% owned by WSLIC; ownership and operation of real estate.

Dublin Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Northeast Cincinnati Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

North Pittsburgh Hotel LLC; Pennsylvania limited liability company; 74% owned by WSALD NPH, LLC, 1% owned by Eagle; ownership and operation of real estate.

Sixth and Race Development, LLC; Ohio limited liability company; 71% owned by Race Street Development, Ltd., 25% owned by Eagle; ownership and operation of real estate.

Skyport Hotel LLC; Kentucky limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Union Centre Hotel LLC; Ohio limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vulcan Hotel LLC; Alabama limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Vinings Trace LLC; Indiana limited liability company; 99% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Windsor Hotel LLC; Connecticut limited liability company; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Wright Executive Hotel Limited Partners; Ohio limited partnership; 61% owned by WSLIC; ownership and operation of real estate.

303 Broadway QCS, LLC; Ohio limited liability company; 100% owned by WSLIC; a real estate development company.

Lookout Corporate Center, Ohio joint venture; 50% owned by WSLIC; ownership and operation of real estate.

OTR Housing Associates, L.P.; Ohio limited partnership; 98% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Seasons Health Care Limited Partnership; Ohio limited partnership; 90% owned by WSLAC, 10% owned by Courtyard; ownership and operation of real estate.

IR Mall Associates, Ltd.; Florida limited partnership; 50% owned by WSLIC and Eagle; ownership and operation of real estate.

Country Place Associates; Ohio general partnership; 90% owned by WSLIC; 10% owned by Eagle; ownership and operation of real estate.

AMLIWS Parkway Limited Partnership; Texas limited partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Mission Club Apartments General Partnership; Florida general partnership; 95.5% owned by WSLIC, 4.5% owned by Eagle; ownership and operation of real estate.

OTR Transitional Housing, L.P.; Ohio limited partnership; 99% owned by WSLIC; ownership and operation of real estate.

West-Whi Columbus NW Partners; Ohio general partnership; 74% owned by WSLIC; 1% owned by Eagle.

LaFrontera Lodging Partners LP; Texas limited partnership; 74% owned by WSLIC, ..75% owned by Eagle; ownership and operation of real estate.

Centreport Hotels LLC; Texas limited partnership; 74.5% owned by WSLIC, .75% owned by Eagle; ownership and operation of real estate.

Columbus Hotel Partners; Ohio general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

Airport Exchange Hotel Partners; Kentucky general partnership; 74% owned by WSLIC, 1% owned by Eagle; ownership and operation of real estate.

AMLIWS Deerfield L.P.; Texas limited partnership; 74% owned by WSLIC; 1% owned by Eagle; ownership and operation of real estate.

Camargo Club Apartments, Ltd; Florida limited partnership; 84.14% WSLIC; 14.85% Eagle; ownership and operation of real estate.

WSA Commons, LLC; Georgia limited liability company; 50% owned by WSLIC; ownership and operatio of real estate.

ITEM 29. The Code of Regulations of Columbus Life Insurance Company provides in
Article VI that:

                                   ARTICLE VI
                          Indemnification and Insurance

         Section 1. Indemnification. To the fullest extent not prohibited by applicable law, the corporation shall indemnify each director, officer and employee against any and all costs and expenses (including attorney fees, judgments, fines, penalties, amounts paid in settlement, and other disbursements) actually and reasonably incurred by or imposed upon such director, officer or employee in connection with any action, suit, investigation or proceeding (or any claim or other matter therein), whether civil, criminal, administrative or otherwise in nature, including any settlements thereof or any appeals therein, with respect to which such director, officer or employee is named or otherwise becomes or is threatened to be made a party by reason of being or at any time having been a director, officer or employee of the corporation, or, at the direction or request of the corporation, a director, trustee, officer, administrator, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture or other entity or enterprise including any employee benefit plan; provided, however, that no person shall be indemnified to the extent, if any, that the directors, acting at a meeting at which a quorum of directors who are not parties to or threatened with any such action, suit, investigation or proceeding, determine that such indemnification is contrary to applicable law.

         Any director who is a party to or threatened with any such action, suit, investigation or proceeding shall not be qualified to vote; and if for this reason a quorum of directors, who are not disqualified from voting by reason of being parties to or threatened with such action, suit, investigation or proceeding, cannot be obtained, such determination shall be made by three attorneys at law, who have not theretofore represented the corporation in any matter and who shall be selected by all of the officers and directors of the corporation who are not parties to or threatened with any such action, suit, investigation or proceeding. If there are no officers or directors who are qualified to make such selection, the selection shall be made by a Judge of the Court of Common Pleas of Hamilton County, Ohio. Such indemnification shall not be deemed exclusive of any other right to which such director, officer or employee may be entitled under the Articles of Incorporation, this Code of Regulations, any agreement, any insurance purchased by the corporation, vote of shareholders or otherwise.

         Section 2. Insurance. The Board of Directors of the corporation may secure and maintain such policies of insurance as it may consider appropriate to insure any person who is serving or has served as a director, officer or employee of the corporation, or who is serving or has served at the request of the corporation as a director, trustee, officer, manager, employee, adviser or other agent of or fiduciary for any other corporation, partnership, trust, venture, or other entity or enterprise including any employee benefit plan against any liability asserted against and incurred by such person.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. -- PRINCIPAL UNDERWRITERS

(a) Touchstone Securities, Inc. ("Touchstone") acts as distributor for Contracts issued under Western-Southern Life Assurance Company Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account 1, Integrity Life Separate Accounts I, II, and VUL, National Integrity Separate Accounts I, II, and VUL, and as distributor for the shares of several series (Funds) of Touchstone Variable Series Trust , Touchstone Strategic Trust, Touchstone Investment Trust, and Touchstone Tax-Free Trust each of which is affiliated with the Depositor.

(b) Set forth below are the names, principal business addresses and positions of each director and officer of Touchstone Securities. Name Position/Office with Touchstone Securities

James N. Clark                                   Director
400 Broadway
Cincinnati, Ohio 45202

Jill T. McGruder                                 Director
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Donald J. Wuebbling                              Director
400 Broadway
Cincinnati, Ohio 45202

James H. Grifo                                   President
303 Broadway, Suite 1100
Cincinnati, OH  45202

Richard K. Taulbee                               Vice President
400 Broadway
Cincinnati, Ohio 45202

James J. Vance                                   Vice President and Treasurer
400 Broadway
Cincinnati, Ohio  45202

Terrie A. Wiedenheft                             Chief Financial Officer
303 Broadway, Suite 1100
Cincinnati, Ohio  45202

                                                 Secretary
400 Broadway
Cincinnati, Ohio 45202

Patricia J. Wilson                               Chief Compliance Officer
303 Broadway, Suite 1100
Cincinnati, Ohio 45202

Elaine M. Reuss                                  Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202

Timothy D. Speed                                 Assistant Treasurer
400 Broadway
Cincinnati, Ohio  45202


(c) The following table sets forth information about all commissions and compensation received by the principal underwriter, Touchstone Securities, Inc. during the 12-month period ended December 31, 2005.

Net Underwriting Discounts and                      Compensation on      Brokerage Commissions    Compensation
Commissions                                         Redemptions
$ 0                                                 $ -0-                $ -0-                    $ -0-

ITEM 31. -- LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Company at 400 East Fourth Street, Cincinnati, Ohio 45202.

ITEM 32. -- MANAGEMENT SERVICES
Not Applicable.

ITEM 33. -- FEE REPRESENTATION
Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Columbus Life Insurance Company represents that, with respect to the Policies registered with the Securities and Exchange Commission by this Registration Statement, as it may be amended, and offered by the Prospectus included in the Registration Statement, all fees and charges imposed for any purpose and in any manner and deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Columbus Life Insurance Company.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Columbus Life Insurance Company Separate Account 1, has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Cincinnati and State of Ohio, on the 26th day of April, 2006.

                           COLUMBUS LIFE INSURANCE COMPANY SEPARATE ACCOUNT 1

                           By: COLUMBUS LIFE INSURANCE COMPANY


                           By: /s/ Lawrence L. Grypp
                           -------------------------
                           Lawrence L. Grypp
                           President and Chief Executive Officer



         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

       Principal Executive Officer:


       /s/ Lawrence L. Grypp
       -------------------------                    April 26, 2006

       Lawrence L. Grypp
       President and Chief Executive Officer


       Principal Accounting and Financial Officer:


       /s/ Robert L. Walker
       -------------------------                    April 26, 2006

       Robert L. Walker
       Senior Vice President and
       Chief Financial Officer

       Directors:                                   By: /s/ Lawrence L. Grypp
       William J. Williams*                         -------------------------
       John H. Barrett*                             Lawrence L. Grypp
       Robert L. Walker*                            individually and as attorney
       James N. Clark*                              in fact* for each Director
       Lawrence L. Grypp
       James K. Risk, III*                          April 26, 2006
       Joseph H. Seaman*
       Robert B. Truitt*

EXHIBIT INDEX

EXHIBIT NO.       DESCRIPTION

(n)(1)            Consent of Independent Registered Public Accounting Firm